UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

2405 York Road, Suite 201, Lutherville-Timonium, Maryland 21093

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2021

Date of reporting period: April 30, 2021

Item 1.	Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

APRIL 30, 2021

2021 Semi-Annual Report (Unaudited)

iShares, Inc.

🌑	iShares International High Yield Bond ETF | HYXU | Cboe BZX

🌑	iShares J.P. Morgan EM Corporate Bond ETF | CEMB | Cboe BZX

🌑	iShares J.P. Morgan EM High Yield Bond ETF | EMHY | Cboe BZX

🌑	iShares J.P. Morgan EM Local Currency Bond ETF | LEMB | NYSE Arca

🌑	iShares US & Intl High Yield Corp Bond ETF | GHYG | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2021 reflected a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the response to the virus’s spread was well underway, and countries around the world felt the effect of economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses were imposed in many parts of the world, workers were laid off, and unemployment claims spiked, causing a global recession.

As May 2020 began, stocks had just begun to recover from the lowest point following the onset of the pandemic. This recovery continued throughout the reporting period, as businesses continued re-opening and governments learned to adapt to life with the virus. Equity prices rose through the summer, fed by strong fiscal and monetary support and improving economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns late in the reporting period, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by announcing that inflation could exceed its 2% target for a sustained period without triggering a rate increase. To stabilize credit markets, the Fed also continued purchasing significant quantities of bonds, as did other influential central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in technology, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are underweight overall on credit, global high-yield and Asian bonds present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	28.85%	45.98%

U.S. small cap equities (Russell 2000® Index)	48.06	74.91

International equities (MSCI Europe, Australasia, Far East Index)	28.84	39.88

Emerging market equities (MSCI Emerging Markets Index)	22.95	48.71

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.05	0.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.26)	(7.79)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.52)	(0.27)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.42	7.40

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.98	19.57
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2021	iShares® International High Yield Bond ETF

Investment Objective

The iShares International High Yield Bond ETF (the “Fund”) seeks to track the investment results of an index composed of euro, British pound sterling and Canadian dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx® Global Developed Markets ex-US High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	10.52%	24.92%	5.06%	4.28%	24.92%	27.99%	46.31%
Fund Market	10.64	24.68	4.94	4.28	24.68	27.25	46.29
Index	10.66	25.51	5.42	4.50	25.51	30.18	49.09

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/3/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,105.20	$ 2.09		$ 1,000.00	$ 1,022.80	$ 2.01		0.40%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Baa	4.7%
Ba	55.9
B	19.9
Caa	6.9
Not Rated	12.6

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	17.7%
Italy	17.4
United Kingdom	12.6
France	11.8
Germany	10.8
Spain	5.8
Luxembourg	4.7
Netherlands	3.7
Canada	3.0
Sweden	2.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2021	iShares® J.P. Morgan EM Corporate Bond ETF

Investment Objective

The iShares J.P. Morgan EM Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market corporate bonds, as represented by the J.P. Morgan CEMBI Broad Diversified Core Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	3.10%	13.08%	5.48%	4.61%	13.08%	30.54%	50.23%
Fund Market	3.70	13.25	4.79	4.68	13.25	26.37	51.23
Index	3.47	13.82	6.09	5.22	13.82	34.41	58.35

The inception date of the Fund was 4/17/12. The first day of secondary market trading was 4/19/12.

Index Performance through May 31, 2017 reflects the performance of the Morningstar® Emerging Markets Corporate Bond IndexSM. Index performance beginning on June 1, 2017 reflects the performance of the J.P. Morgan CEMBI Broad Diversified Core Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,031.00	$ 2.52		$ 1,000.00	$ 1,022.30	$ 2.51		0.50%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aa	5.7%
A	17.3
Baa	31.3
Ba	15.7
B	8.1
Caa	2.7
Not Rated	19.2

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

China	8.8%
Brazil	5.8
Mexico	5.4
Hong Kong	5.0
United Arab Emirates	4.8
India	4.7
Russia	4.7
Saudi Arabia	4.5
Singapore	4.4
South Korea	4.3

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2021	iShares® J.P. Morgan EM High Yield Bond ETF

Investment Objective

The iShares J.P. Morgan EM High Yield Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market high yield sovereign and corporate bonds, as represented by the J.P. Morgan USD Emerging Markets High Yield Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	7.98%	22.45%	4.92%	4.92%	22.45%	27.14%	54.68%
Fund Market	8.04	22.10	4.96	4.97	22.10	27.39	55.27
Index	8.30	22.89	5.37	5.29	22.89	29.91	59.68

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/3/12.

Index performance through March 01, 2020 reflects the performance of the Morningstar® Emerging Markets High Yield Bond IndexSM which terminated on April 01, 2020. Index performance beginning on March 02, 2020 reflects the performance of the J.P. Morgan USD Emerging Markets High Yield Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,079.80	$ 2.48		$ 1,000.00	$ 1,022.40	$ 2.41		0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Baa	1.3%
Ba	40.5
B	32.8
Caa	6.0
Ca	3.1
Not Rated	16.3

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Brazil	16.3%
Turkey	10.7
Mexico	8.7
China	6.2
South Africa	3.8
Argentina	3.8
Oman	3.7
Egypt	3.1
Dominican Republic	3.1
Bahrain	2.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2021	iShares® J.P. Morgan EM Local Currency Bond ETF

Investment Objective

The iShares J.P. Morgan EM Local Currency Bond ETF (the “Fund”) seeks to track the investment results of an index composed of local currency denominated, emerging market sovereign bonds, as represented by the J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	3.79%	11.56%	1.12%	0.44%	11.56%	5.73%	4.26%
Fund Market	4.10	13.23	1.18	0.46	13.23	6.04	4.47
Index	3.93	11.75	1.65	0.93	11.75	8.55	9.26

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Index performance through May 31, 2017 reflects the performance of the Bloomberg Barclays Emerging Markets Broad Local Currency Bond Index. Index performance beginning on June 1, 2017 reflects the performance of the J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,037.90	$ 1.52		$ 1,000.00	$ 1,023.30	$ 1.51		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aa	4.6%
A	33.2
Baa	43.1
Ba	14.1
B	4.5
Not Rated	0.5

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

China	15.1%
Indonesia	6.8
Mexico	5.6
Brazil	5.2
Czech Republic	4.6
Hungary	4.6
Poland	4.6
Malaysia	4.5
Thailand	4.5
Turkey	4.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of April 30, 2021	iShares® US & Intl High Yield Corp Bond ETF

Investment Objective

The iShares US & Intl High Yield Corp Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar, euro, British pound sterling and Canadian dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx® Global Developed Markets High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	8.37%	19.45%	6.21%	5.24%	19.45%	35.17%	59.02%
Fund Market	8.41	19.62	6.20	5.25	19.62	35.06	59.05
Index	8.38	19.48	6.31	5.38	19.48	35.81	60.90

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/5/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,083.70	$ 2.07		$ 1,000.00	$ 1,022.80	$ 2.01		0.40%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Baa	2.9%
Ba	51.1
B	31.2
Caa	9.9
Ca	0.2
Not Rated	4.7

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	66.5%
Italy	5.6
United Kingdom	4.9
Germany	4.5
France	3.9
Canada	2.8
Luxembourg	1.9
Netherlands	1.9
Spain	1.7
Israel	1.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Schedule of Investments (unaudited) April 30, 2021	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Corporate Bonds & Notes

Austria — 0.2%
ams AG, 6.00%, 07/31/25 (Call 07/31/22)(a)	EUR	100	$127,426

Belgium — 0.2%
Telenet Finance Luxembourg Notes Sarl, 3.50%, 03/01/28 (Call 12/01/22)(a)	EUR	100	124,935

Canada — 2.9%
ADLER Group SA, 2.25%, 01/14/29 (Call 10/14/28)(a)	EUR	200	233,069
Banco BPM SpA, 3.25%, 01/14/31 (Call 01/14/26)(a)(b)	EUR	100	122,768
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.13%, 05/15/23 (Call 05/15/21)(a)	CAD	50	40,720
Ford Credit Canada Co., 3.50%, 11/30/23	CAD	50	41,478
GKN Holdings Ltd., 4.63%, 05/12/32(a)	GBP	100	148,200
Iccrea Banca SpA, 2.25%, 10/20/25 (Call 10/20/24)(a)(b)	EUR	200	244,096
Mattamy Group Corp., 4.63%, 03/01/28 (Call 03/01/23)(a)	CAD	50	41,289
Parkland Corp., 5.63%, 05/09/25 (Call 05/09/21)	CAD	150	125,432
Parkland Corp./Canada, 4.38%, 03/26/29 (Call 03/26/24)	CAD	100	82,040
Parts Europe SA, 6.50%, 07/16/25 (Call 01/09/22)(a)	EUR	100	127,031
Quebecor Media Inc., 6.63%, 01/15/23(c)	CAD	75	65,716
Southern Pacific Resource Corp., 8.75%, 01/25/18(c)(d)(e)	CAD	50	0	(f)
Valeo SA, 1.50%, 06/18/25 (Call 03/18/25)(a)	EUR	200	247,822
Videotron Ltd.
4.50%, 01/15/30 (Call 10/15/24)	CAD	150	129,148
5.63%, 06/15/25 (Call 03/15/25)	CAD	50	45,386
5.75%, 01/15/26 (Call 09/15/21)(a)	CAD	50	41,858
VZ Vendor Financing II BV, 2.88%, 01/15/29 (Call 12/18/23)(a)	EUR	200	235,517

			1,971,570

Cayman Islands — 0.2%
UPCB Finance VII Ltd., 3.63%, 06/15/29 (Call 06/15/22)(a)	EUR	100	123,468

Denmark — 0.4%
DKT Finance ApS, 7.00%, 06/17/23 (Call 06/17/21)(a)	EUR	200	245,695

Finland — 1.4%
Nokia OYJ
2.00%, 03/15/24 (Call 12/15/23)(a)	EUR	100	125,385
2.00%, 03/11/26 (Call 12/11/25)	EUR	150	189,362
2.38%, 05/15/25 (Call 02/15/25)(a)	EUR	200	255,398
Teollisuuden Voima OYJ
1.13%, 03/09/26 (Call 12/09/25)(a)	EUR	200	241,496
2.63%, 01/13/23(a)	EUR	100	125,008

			936,649

France — 11.6%
Accor SA
2.50%, 01/25/24(a)	EUR	100	125,018
3.00%, 02/04/26 (Call 11/04/25)(a)	EUR	200	254,521
Altice France SA, 4.00%, 07/15/29 (Call 04/15/24)(a)	EUR	100	121,016
Altice France SA/France
2.13%, 02/15/25 (Call 01/29/22)(a)	EUR	150	175,724
3.38%, 01/15/28 (Call 09/15/22)(a)	EUR	200	236,839
5.88%, 02/01/27 (Call 02/01/22)(a)	EUR	150	192,302
Banijay Entertainment SASU, 3.50%, 03/01/25 (Call 03/01/22)(a)	EUR	100	121,358
CAB SELAS, 3.38%, 02/01/28 (Call 02/01/24)	EUR	200	239,499
Casino Guichard Perrachon SA
3.58%, 02/07/25 (Call 11/07/24)(a)	EUR	200	233,747
4.50%, 03/07/24 (Call 12/04/23)(a)	EUR	100	123,063
4.56%, 01/25/23(a)	EUR	100	125,723
5.25%, 04/15/27 (Call 04/15/23)(a)	EUR	100	121,835
CGG SA, 7.75%, 04/01/27 (Call 04/01/24)(a)	EUR	100	119,553

Security	Par (000)		Value

France (continued)
CMA CGM SA
5.25%, 01/15/25 (Call 10/15/21)(a)	EUR	100	$122,813
7.50%, 01/15/26 (Call 01/15/23)	EUR	100	132,583
Elis SA
1.00%, 04/03/25 (Call 01/03/25)(a)	EUR	100	118,838
1.63%, 04/03/28 (Call 01/03/28)(a)	EUR	100	117,817
1.75%, 04/11/24 (Call 01/11/24)(a)	EUR	200	245,167
Faurecia SE
2.38%, 06/15/27 (Call 06/15/23)(a)	EUR	100	123,178
2.63%, 06/15/25 (Call 06/15/21)(a)	EUR	150	183,213
3.13%, 06/15/26 (Call 06/15/22)(a)	EUR	100	124,510
3.75%, 06/15/28 (Call 06/15/23)(a)	EUR	200	255,050
Kapla Holding SAS, 3.38%, 12/15/26 (Call 12/15/22)(a)	EUR	100	119,608
La Financiere Atalian SASU, 4.00%, 05/15/24 (Call 05/15/21)(a)	EUR	200	234,595
Loxam SAS
3.25%, 01/14/25 (Call 07/15/21)(a)	EUR	100	119,860
3.50%, 05/03/23 (Call 05/10/21)(a)	EUR	200	240,482
5.75%, 07/15/27 (Call 07/15/22)(a)	EUR	100	119,910
Orano SA
2.75%, 03/08/28 (Call 12/08/27)(a)	EUR	100	125,529
3.13%, 03/20/23 (Call 12/20/22)(a)	EUR	100	125,618
3.38%, 04/23/26 (Call 01/23/26)(a)	EUR	100	130,299
4.88%, 09/23/24	EUR	200	272,459
Quatrim SASU, 5.88%, 01/15/24 (Call 11/15/21)(a)	EUR	100	125,514
RCI Banque SA, 2.63%, 02/18/30 (Call 02/18/25)(a)(b)	EUR	200	240,694
Renault SA
1.00%, 03/08/23 (Call 12/08/22)(a)	EUR	100	120,667
1.00%, 04/18/24 (Call 01/18/24)(a)	EUR	100	119,576
1.00%, 11/28/25 (Call 08/28/25)(a)	EUR	100	118,187
1.13%, 10/04/27 (Call 07/04/27)	EUR	100	111,886
1.25%, 06/24/25 (Call 03/24/25)(a)	EUR	100	118,195
2.00%, 09/28/26 (Call 06/28/26)(a)	EUR	100	118,995
2.38%, 05/25/26 (Call 02/25/26)(a)	EUR	200	243,219
2.50%, 04/01/28 (Call 01/01/28)(a)	EUR	100	120,527
Rexel SA, 2.13%, 06/15/25 (Call 12/15/21)(a)	EUR	150	182,321
Rubis Terminal Infra SAS, 5.63%, 05/15/25 (Call 05/15/22)(a)	EUR	100	126,565
SPCM SA, 2.63%, 02/01/29 (Call 09/15/23)(a)	EUR	100	123,485
SPIE SA
2.63%, 06/18/26 (Call 12/18/25)(a)	EUR	100	125,212
3.13%, 03/22/24 (Call 09/22/23)(a)	EUR	100	126,507
Tereos Finance Groupe I SA, 7.50%, 10/30/25 (Call 10/30/22)(a)	EUR	100	128,224
Valeo SA
0.63%, 01/11/23 (Call 10/11/22)(a)	EUR	100	121,197
3.25%, 01/22/24(a)	EUR	200	259,560
Vallourec SA, 6.63%, 10/15/22 (Call 10/15/21)(a)	EUR	100	120,131

			7,852,389

Germany — 10.6%
ADLER Group SA
1.50%, 07/26/24 (Call 04/26/24)(a)	EUR	100	118,608
1.88%, 01/14/26 (Call 10/14/25)(a)	EUR	100	118,525
2.25%, 04/27/27 (Call 01/27/27)(a)	EUR	100	119,435
3.25%, 08/05/25 (Call 05/05/25)(a)	EUR	100	125,318
ADLER Real Estate AG, 3.00%, 04/27/26 (Call 02/27/26)(a)	EUR	100	126,271
Bertelsmann SE & Co. KGaA
3.00%, 04/23/75 (Call 04/23/23)(a)(b)	EUR	100	124,652
3.50%, 04/23/75 (Call 04/23/27)(a)(b)	EUR	100	130,066
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28 (Call 01/15/24)(a)	EUR	150	187,124

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Germany (continued)
Commerzbank AG
4.00%, 03/23/26(a)	EUR	150	$201,232
4.00%, 03/30/27(a)	EUR	100	136,167
4.00%, 12/05/30 (Call 09/05/25)(a)(b)	EUR	100	131,653
Deutsche Bank AG
2.75%, 02/17/25(a)	EUR	125	158,362
4.50%, 05/19/26(a)	EUR	200	275,438
5.63%, 05/19/31 (Call 02/19/26)(a)(b)	EUR	200	283,415
Deutsche Lufthansa AG
0.25%, 09/06/24	EUR	50	57,651
2.88%, 02/11/25 (Call 01/11/25)(a)	EUR	200	242,450
3.00%, 05/29/26 (Call 02/28/26)(a)	EUR	300	360,983
4.39%, 08/12/75 (Call 02/12/26)(a)(b)	EUR	100	116,962
Douglas GmbH, 6.00%, 04/08/26 (Call 04/15/23)(a)	EUR	100	120,869
K+S AG
2.63%, 04/06/23 (Call 01/06/23)(a)	EUR	100	120,277
3.25%, 07/18/24 (Call 04/18/24)(a)	EUR	100	121,087
LANXESS AG, 4.50%, 12/06/76 (Call 06/06/23)(a)(b)	EUR	75	96,544
METRO AG, 1.38%, 10/28/21(a)	EUR	100	121,004
Nidda BondCo GmbH, 5.00%, 09/30/25 (Call 09/30/21)(a)	EUR	200	242,723
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24 (Call 09/30/21)(a)	EUR	200	241,686
Schaeffler AG
1.88%, 03/26/24 (Call 12/26/23)(a)	EUR	100	124,690
2.75%, 10/12/25 (Call 07/12/25)	EUR	200	256,202
3.38%, 10/12/28 (Call 07/12/28)	EUR	100	131,586
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26 (Call 07/30/21)(a)	EUR	100	124,546
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25 (Call 01/15/22)(a)	EUR	150	178,551
thyssenkrupp AG
1.88%, 03/06/23 (Call 02/06/23)(a)	EUR	250	301,156
2.88%, 02/22/24 (Call 11/22/23)(a)	EUR	300	367,928
TK Elevator Midco GmbH, 4.38%, 07/15/27 (Call 07/15/23)(a)	EUR	100	126,402
Vertical Holdco GmbH, 6.63%, 07/15/28 (Call 07/15/23)(a)	EUR	200	258,226
ZF Europe Finance BV
2.00%, 02/23/26 (Call 12/23/25)(a)	EUR	200	242,626
2.50%, 10/23/27 (Call 07/23/27)(a)	EUR	100	123,736
3.00%, 10/23/29 (Call 07/23/29)(a)	EUR	100	126,236
ZF Finance GmbH
2.00%, 05/06/27	EUR	100	121,343
2.75%, 05/25/27 (Call 02/25/27)(a)	EUR	100	125,215
3.00%, 09/21/25 (Call 06/21/25)(a)	EUR	100	127,281
3.75%, 09/21/28 (Call 06/21/28)(a)	EUR	100	131,383
ZF North America Capital Inc., 2.75%, 04/27/23(a)	EUR	200	250,637

			7,196,246

Greece — 0.9%
Alpha Services and Holdings SA, 4.25%, 02/13/30 (Call 02/13/25)(a)(b)	EUR	100	116,259
Mytilineos SA, 2.25%, 10/30/26 (Call 04/30/26)(a)	EUR	100	121,567
National Bank of Greece SA, 2.75%, 10/08/26 (Call 10/08/25)(a)(b)	EUR	200	249,650
Piraeus Financial Holdings SA, 9.75%, 06/26/29 (Call 06/26/24)(a)(b)	EUR	100	131,894

			619,370

Ireland — 0.9%
AIB Group PLC
1.88%, 11/19/29 (Call 11/19/24)(a)(b)	EUR	100	123,377
2.88%, 05/30/31 (Call 05/30/26)(a)(b)	EUR	100	129,163

Security	Par (000)		Value

Ireland (continued)
Bank of Ireland Group PLC, 2.38%, 10/14/29 (Call 10/14/24)(a)(b)	EUR	100	$125,450
eircom Finance DAC
1.75%, 11/01/24 (Call 11/01/21)(a)	EUR	100	119,517
3.50%, 05/15/26 (Call 05/15/22)(a)	EUR	100	122,788

			620,295

Israel — 1.7%
Teva Pharmaceutical Finance Netherlands II BV
1.13%, 10/15/24(a)	EUR	200	226,882
1.25%, 03/31/23 (Call 12/31/22)(a)	EUR	200	234,899
1.63%, 10/15/28(a)	EUR	150	160,896
3.25%, 04/15/22 (Call 01/15/22)	EUR	100	121,670
4.50%, 03/01/25 (Call 12/01/24)	EUR	200	251,203
6.00%, 01/31/25 (Call 01/31/24)	EUR	100	131,050

			1,126,600

Italy — 17.1%
Atlantia SpA
1.63%, 02/03/25(a)	EUR	100	122,730
1.88%, 07/13/27 (Call 04/13/27)(a)	EUR	275	340,012
1.88%, 02/12/28 (Call 11/12/27)(a)	EUR	100	123,083
Autostrade per l’Italia SpA
1.75%, 06/26/26(a)	EUR	100	122,896
1.88%, 09/26/29 (Call 06/26/29)(a)	EUR	200	243,756
2.00%, 01/15/30 (Call 10/15/29)(a)	EUR	400	489,800
4.38%, 09/16/25(a)	EUR	100	137,122
Banca IFIS SpA, 2.00%, 04/24/23(a)	EUR	100	121,481
Banca Monte dei Paschi di Siena SpA
2.63%, 04/28/25(a)	EUR	100	123,816
3.63%, 09/24/24(a)	EUR	300	382,344
4.00%, 07/10/22(a)	EUR	100	124,425
5.38%, 01/18/28 (Call 01/18/23)(a)(b)	EUR	100	108,041
10.50%, 07/23/29(a)	EUR	100	147,896
Banca Popolare di Sondrio SCPA, 2.38%, 04/03/24(a)	EUR	100	125,878
Banco BPM SpA
1.75%, 04/24/23(a)	EUR	109	134,869
1.75%, 01/28/25(a)	EUR	200	249,046
4.25%, 10/01/29 (Call 10/01/24)(a)(b)	EUR	200	253,748
4.38%, 09/21/27 (Call 09/21/22)(a)(b)	EUR	100	125,147
BPER Banca, 5.13%, 05/31/27 (Call 05/31/22)(a)(b)	EUR	100	125,881
Brunello Bidco SpA, 3.50%, 02/15/28 (Call 02/15/24)(a)	EUR	100	120,522
Esselunga SpA, 0.88%, 10/25/23 (Call 07/25/23)(a)	EUR	100	122,209
Gamma Bidco SpA, 5.13%, 07/15/25 (Call 07/15/22)(a)	EUR	200	243,629
Iccrea Banca SpA, 4.13%, 11/28/29 (Call 11/28/24)(a)(b)	EUR	100	119,959
Infrastrutture Wireless Italiane SpA
1.63%, 10/21/28 (Call 07/21/28)(a)	EUR	100	122,611
1.88%, 07/08/26 (Call 04/08/26)(a)	EUR	150	189,291
Intesa Sanpaolo SpA
0.63%, 02/24/26	EUR	500	595,937
2.93%, 10/14/30(a)	EUR	200	255,251
3.93%, 09/15/26(a)	EUR	175	237,708
4.45%, 09/15/27 (Call 09/15/22)(a)(b)	EUR	150	189,435
6.63%, 09/13/23(a)	EUR	100	136,785
Leonardo SpA, 2.38%, 01/08/26 (Call 10/08/25)(a)	EUR	100	125,782
Mediobanca Banca di Credito Finanziario SpA
3.75%, 06/16/26	EUR	75	99,412
5.75%, 04/18/23	EUR	50	66,253
Nexi SpA
1.63%, 04/30/26 (Call 01/30/26)(a)	EUR	200	240,061
1.75%, 10/31/24 (Call 07/31/24)(a)	EUR	100	122,358
2.13%, 04/30/29 (Call 01/30/29)(a)	EUR	150	178,576

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Italy (continued)
Rossini Sarl, 6.75%, 10/30/25 (Call 10/30/21)(a)	EUR	100	$127,182
Saipem Finance International BV
2.63%, 01/07/25(a)	EUR	100	124,004
3.75%, 09/08/23(a)	EUR	200	254,247
Sofima Holding SpA, 3.75%, 01/15/28 (Call 01/15/23)(a)	EUR	100	120,830
Telecom Italia SpA/Milano
1.63%, 01/18/29 (Call 10/18/28)(a)	EUR	100	118,179
2.38%, 10/12/27 (Call 07/12/27)(a)	EUR	300	376,967
2.50%, 07/19/23(a)	EUR	100	125,804
2.88%, 01/28/26 (Call 10/28/25)(a)	EUR	418	535,392
3.25%, 01/16/23(a)	EUR	150	189,562
3.63%, 01/19/24(a)	EUR	207	268,033
3.63%, 05/25/26(a)	EUR	100	133,485
4.00%, 04/11/24 (Call 01/11/24)(a)	EUR	125	162,537
5.25%, 02/10/22(a)	EUR	100	125,183
UniCredit SpA
2.00%, 09/23/29 (Call 09/23/24)(a)(b)	EUR	200	241,644
2.73%, 01/15/32 (Call 01/15/27)(a)(b)	EUR	200	245,926
4.38%, 01/03/27 (Call 01/03/22)(a)(b)	EUR	100	123,502
6.95%, 10/31/22(a)	EUR	300	396,702
Unione di Banche Italiane SpA
4.38%, 07/12/29 (Call 07/12/24)(a)(b)	EUR	150	196,755
5.88%, 03/04/29 (Call 03/04/24)(a)(b)	EUR	150	203,402
Unipol Gruppo SpA
3.00%, 03/18/25(a)	EUR	175	224,952
3.25%, 09/23/30 (Call 06/23/30)(a)	EUR	200	254,612
Webuild SpA, 1.75%, 10/26/24(a)	EUR	250	296,842

			11,613,492

Japan — 1.3%
SoftBank Group Corp.
3.13%, 09/19/25 (Call 06/21/25)(a)	EUR	250	313,123
4.00%, 04/20/23 (Call 01/20/23)(a)	EUR	100	126,222
4.00%, 09/19/29 (Call 06/21/29)(a)	EUR	100	129,365
5.00%, 04/15/28 (Call 01/16/28)(a)	EUR	250	341,266

			909,976

Luxembourg — 4.6%
Altice Financing SA, 3.00%, 01/15/28 (Call 01/15/23)(a)	EUR	300	347,949
Altice Finco SA, 4.75%, 01/15/28 (Call 10/15/22)(a)	EUR	100	117,901
Altice France Holding SA
4.00%, 02/15/28 (Call 02/15/23)(a)	EUR	100	115,131
8.00%, 05/15/27 (Call 05/15/22)(a)	EUR	200	261,933
ArcelorMittal SA
0.95%, 01/17/23 (Call 10/17/22)(a)	EUR	100	121,697
1.00%, 05/19/23 (Call 02/19/23)(a)	EUR	100	122,185
1.75%, 11/19/25 (Call 08/19/25)(a)	EUR	100	125,900
2.25%, 01/17/24 (Call 10/17/23)(a)	EUR	200	252,083
Cidron Aida Finco Sarl, 6.25%, 04/01/28 (Call 04/07/24)(a)	GBP	100	141,404
Garfunkelux Holdco 3 SA
6.75%, 11/01/25 (Call 11/01/22)(a)	EUR	100	124,978
7.75%, 11/01/25 (Call 11/01/22)(a)	GBP	100	143,529
INEOS Finance PLC
2.13%, 11/15/25 (Call 11/15/21)(a)	EUR	100	119,659
2.88%, 05/01/26 (Call 05/01/22)(a)	EUR	200	243,739
Matterhorn Telecom SA, 3.13%, 09/15/26 (Call 09/15/22)(a)	EUR	200	239,974
Mytilineos Financial Partners SA, 2.50%, 12/01/24 (Call 06/01/24)(a)	EUR	100	123,955
SIG Combibloc Purchase Co. Sarl, 2.13%, 06/18/25 (Call 03/18/25)(a)	EUR	100	126,847
Summer BC Holdco A Sarl, 9.25%, 10/31/27 (Call 10/31/22)(a)	EUR	90	114,653
Summer BC Holdco B Sarl, 5.75%, 10/31/26 (Call 10/31/22)(a)	EUR	150	187,126

Security	Par (000)		Value

Luxembourg (continued)
Vivion Investments Sarl, 3.00%, 08/08/24(a)	EUR	100	$117,179

			3,147,822

Netherlands — 3.6%
IPD 3 BV, 5.50%, 12/01/25 (Call 12/01/22)(a)	EUR	100	124,911
Lincoln Financing Sarl, 3.63%, 04/01/24 (Call 10/01/21)(a)	EUR	200	243,639
Louis Dreyfus Co. BV, 2.38%, 11/27/25 (Call 08/27/25)(a)	EUR	100	126,348
Nouryon Holding BV, 6.50%, 10/01/26 (Call 10/01/21)(a)	EUR	100	126,176
OCI NV, 3.13%, 11/01/24 (Call 11/01/21)(a)	EUR	200	246,213
PPF Telecom Group BV
2.13%, 01/31/25 (Call 10/31/24)(a)	EUR	200	246,732
3.25%, 09/29/27 (Call 06/29/27)(a)	EUR	100	129,333
3.50%, 05/20/24 (Call 02/20/24)(a)	EUR	100	128,297
Q-Park Holding I BV, 2.00%, 03/01/27 (Call 03/01/23)(a)	EUR	100	112,787
Sigma Holdco BV, 5.75%, 05/15/26 (Call 05/15/21)(a)	EUR	100	116,624
SNS Bank NV, 6.25%, 10/26/20(e)	EUR	50	0	(f)
Trivium Packaging Finance BV, 3.75%, 08/15/26 (Call 08/15/22)(a)	EUR	100	123,338
United Group BV
3.13%, 02/15/26 (Call 02/15/22)(a)	EUR	100	116,242
3.63%, 02/15/28 (Call 02/15/23)(a)	EUR	100	116,662
4.88%, 07/01/24 (Call 07/01/21)(a)	EUR	100	122,117
UPC Holding BV, 3.88%, 06/15/29 (Call 06/15/22)(a)	EUR	100	122,103
Ziggo Bond Co. BV, 3.38%, 02/28/30 (Call 02/15/25)(a)	EUR	150	178,516
Ziggo BV, 4.25%, 01/15/27 (Call 01/15/22)(a)	EUR	80	100,067

			2,480,105

Norway — 0.4%
Adevinta ASA, 2.63%, 11/15/25 (Call 11/15/22)(a)	EUR	200	247,316

Portugal — 1.6%
Banco Comercial Portugues SA
1.13%, 02/12/27 (Call 02/12/26)(a)(b)	EUR	100	118,060
4.50%, 12/07/27 (Call 12/07/22)(a)(b)	EUR	100	121,970
Caixa Geral de Depositos SA, 5.75%, 06/28/28 (Call 06/28/23)(a)(b)	EUR	200	263,450
EDP - Energias de Portugal SA
1.70%, 07/20/80 (Call 04/20/25)(a)(b)	EUR	100	120,400
1.88%, 08/02/81 (Call 05/02/26)(a)(b)	EUR	100	120,389
4.50%, 04/30/79 (Call 01/30/24)(a)(b)	EUR	200	262,375
Novo Banco SA, 8.50%, 07/06/28 (Call 07/06/23)(a)(b)	EUR	100	118,051

			1,124,695

Spain — 5.7%
Abanca Corp. Bancaria SA, 4.63%, 04/07/30 (Call 04/07/25)(a)(b)	EUR	100	128,847
Banco de Sabadell SA
1.13%, 03/27/25(a)	EUR	200	244,774
1.75%, 05/10/24(a)	EUR	100	124,618
2.50%, 04/15/31 (Call 01/15/26)(a)(b)	EUR	100	120,346
5.38%, 12/12/28 (Call 12/12/23)(a)(b)	EUR	100	131,531
5.63%, 05/06/26	EUR	100	140,363
Cellnex Finance Co. SA
0.75%, 11/15/26 (Call 08/15/26)(a)	EUR	100	119,432
1.25%, 01/15/29 (Call 10/15/28)(a)	EUR	200	235,039
2.00%, 02/15/33 (Call 11/15/32)(a)	EUR	300	353,642
Cellnex Telecom SA
1.00%, 04/20/27 (Call 01/20/27)(a)	EUR	100	119,591
1.88%, 06/26/29 (Call 03/26/29)	EUR	100	122,233
2.38%, 01/16/24 (Call 10/16/23)(a)	EUR	100	126,573
2.88%, 04/18/25 (Call 01/18/25)(a)	EUR	100	130,422
3.13%, 07/27/22(a)	EUR	100	125,002

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Spain (continued)
Cirsa Finance International Sarl, 6.25%, 12/20/23 (Call 06/20/21)(a)	EUR	100	$121,949
ContourGlobal Power Holdings SA
2.75%, 01/01/26 (Call 01/01/23)(a)	EUR	100	120,739
4.13%, 08/01/25 (Call 08/01/21)(a)	EUR	100	122,867
El Corte Ingles SA
3.00%, 03/15/24 (Call 10/15/21)(a)	EUR	100	122,010
3.63%, 03/15/24 (Call 03/15/22)(a)	EUR	100	125,311
Gestamp Funding Luxembourg SA, 3.50%, 05/15/23 (Call 05/15/21)(a)	EUR	100	120,361
Grifols SA
1.63%, 02/15/25 (Call 02/15/22)(a)	EUR	150	181,348
2.25%, 11/15/27 (Call 11/15/22)(a)	EUR	100	122,316
3.20%, 05/01/25 (Call 05/01/21)(a)	EUR	200	242,426
Ibercaja Banco SA, 2.75%, 07/23/30 (Call 07/23/25)(a)(b)	EUR	100	120,013
Repsol International Finance BV, 4.50%, 03/25/75 (Call 03/25/25)(a)(b)	EUR	175	230,337

			3,852,090

Sweden — 2.6%
Akelius Residential Property AB, 2.25%, 05/17/81 (Call 02/17/26)(a)(b)	EUR	100	120,405
Fastighets AB Balder, 3.00%, 03/07/78 (Call 03/07/23)(a)(b)	EUR	100	122,841
Intrum AB
3.00%, 09/15/27 (Call 09/15/22)(a)	EUR	100	117,898
3.13%, 07/15/24 (Call 07/15/21)(a)	EUR	100	121,020
3.50%, 07/15/26 (Call 07/15/22)(a)	EUR	175	212,325
4.88%, 08/15/25 (Call 08/15/22)(a)	EUR	100	126,450
Verisure Holding AB 3.25%, 02/15/27 (Call 02/15/23)(a)	EUR	150	181,199
3.50%, 05/15/23 (Call 05/08/21)(a)	EUR	100	121,406
Verisure Midholding AB, 5.25%, 02/15/29 (Call 02/15/24)(a)	EUR	300	372,285
Volvo Car AB, 2.00%, 01/24/25 (Call 10/24/24)(a)	EUR	200	250,342

			1,746,171

Switzerland — 0.5%
Dufry One BV
2.00%, 02/15/27 (Call 02/15/22)(a)	EUR	100	111,893
2.50%, 10/15/24 (Call 10/15/21)(a)	EUR	100	118,823
3.38%, 04/15/28 (Call 04/15/24)(a)	EUR	100	118,330

			349,046

United Kingdom — 12.4%
Arqiva Broadcast Finance PLC, 6.75%, 09/30/23
(Call 09/30/21)(a)	GBP	150	214,228
Bellis Acquisition Co. PLC, 3.25%, 02/16/26 (Call 02/24/23)(a)	GBP	300	416,528
Bellis Finco PLC, 4.00%, 02/16/27 (Call 02/24/23)(a)	GBP	200	277,267
British Telecommunications PLC, 1.87%, 08/18/80 (Call 05/18/25)(a)(b)	EUR	100	119,192
Cabot Financial Luxembourg SA, 7.50%, 10/01/23 (Call 10/01/21)(a)	GBP	44	62,293
Cidron Aida Finco Sarl, 5.00%, 04/01/28 (Call 04/01/24)(a)	EUR	100	122,637
eG Global Finance PLC, 4.38%, 02/07/25 (Call 05/15/21)(a)	EUR	225	262,316
FCE Bank PLC
1.13%, 02/10/22(a)	EUR	100	120,836
1.62%, 05/11/23(a)	EUR	200	244,286
Heathrow Finance PLC
4.38%, 03/01/27(a)	GBP	100	142,506
5.25%, 03/01/24 (Call 12/01/23)(a)	GBP	100	145,868
Iceland Bondco PLC, 4.38%, 05/15/28 (Call 02/15/24)(a)	GBP	100	132,945
INEOS Quattro Finance 2 PLC, 2.50%, 01/15/26 (Call 01/15/23)(a)	EUR	100	120,691

Security	Par (000)		Value

United Kingdom (continued)
INEOS Styrolution Group GmbH, 2.25%, 01/16/27 (Call 01/15/23)(a)	EUR	200	$235,075
International Consolidated Airlines Group SA
1.50%, 07/04/27 (Call 04/04/27)(a)	EUR	100	108,971
2.75%, 03/25/25 (Call 12/25/24)(a)	EUR	100	119,851
3.75%, 03/25/29 (Call 12/25/28)(a)	EUR	100	119,762
Jaguar Land Rover Automotive PLC
2.20%, 01/15/24(a)	EUR	100	118,167
3.88%, 03/01/26	GBP	100	139,581
4.50%, 01/15/26 (Call 10/15/25)(a)	EUR	150	186,428
5.88%, 11/15/24 (Call 08/15/24)(a)	EUR	100	130,530
Jerrold Finco PLC, 5.25%, 01/15/27 (Call 01/15/23)(a)	GBP	100	141,846
Marks & Spencer PLC
3.75%, 05/19/26 (Call 02/19/26)(a)	GBP	100	143,357
6.00%, 06/12/25(a)	GBP	100	155,737
Modulaire Global Finance PLC, 6.50%, 02/15/23 (Call 02/15/22)(a)	EUR	100	122,331
NGG Finance PLC
1.63%, 12/05/79 (Call 12/05/24)(a)(b)	EUR	100	121,649
2.13%, 09/05/82 (Call 06/05/27)(b)	EUR	100	122,724
5.63%, 06/18/73 (Call 06/18/25)(a)(b)	GBP	200	310,698
Pinewood Finance Co. Ltd., 3.25%, 09/30/25 (Call 09/30/21)(a)	GBP	100	140,836
Pinnacle Bidco PLC, 5.50%, 02/15/25 (Call 01/15/22)(a)	EUR	100	121,863
Rolls-Royce PLC
0.88%, 05/09/24 (Call 02/09/24)(a)	EUR	200	232,728
1.63%, 05/09/28 (Call 02/09/28)(a)	EUR	100	110,235
4.63%, 02/16/26 (Call 11/16/25)(a)	EUR	100	129,813
5.75%, 10/15/27 (Call 07/15/27)(a)	GBP	100	150,211
Stonegate Pub Co. Financing 2019 PLC, 8.25%, 07/31/25 (Call 07/31/22)(a)	GBP	100	146,014
Thames Water Utilities Finance PLC
2.88%, 05/03/27(a)	GBP	200	286,592
5.75%, 09/13/30 (Call 09/13/22)(b)	GBP	100	145,983
Victoria PLC, 3.63%, 08/24/26 (Call 02/28/23)(a)	EUR	200	244,006
Virgin Media Finance PLC, 3.75%, 07/15/30 (Call 07/15/25)(a)	EUR	100	120,673
Virgin Media Secured Finance PLC
4.13%, 08/15/30 (Call 08/15/25)(a)	GBP	100	138,639
4.25%, 01/15/30 (Call 10/10/24)(a)	GBP	100	139,064
5.00%, 04/15/27 (Call 04/15/22)(a)	GBP	200	289,102
5.25%, 05/15/29 (Call 05/15/24)(a)	GBP	100	147,277
Vmed O2 UK Financing I PLC
3.25%, 01/31/31 (Call 01/31/26)(a)	EUR	100	121,531
4.00%, 01/31/29 (Call 01/31/24)(a)	GBP	100	138,440
Vodafone Group PLC
3.10%, 01/03/79 (Call 01/03/24)(a)(b)	EUR	300	375,560
4.88%, 10/03/78 (Call 10/03/25)(a)(b)	GBP	100	150,317
Series NC10, 3.00%, 08/27/80 (Call 05/27/30)(a)(b)	EUR	150	186,589
Series NC6, 2.63%, 08/27/80 (Call 05/27/26)(a)(b)	EUR	200	248,275

			8,422,048

United States — 17.3%
Adient Global Holdings Ltd., 3.50%, 08/15/24 (Call 05/15/24)(a)	EUR	175	217,046
Alpha Bank AE, 5.50%, 06/11/31 (Call 03/11/26)(a)(b)	EUR	100	120,701
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 09/01/29 (Call 05/15/24)(a)	EUR	100	120,439
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.13%, 08/15/26 (Call 08/15/22)(a)	EUR	200	240,613
4.75%, 07/15/27 (Call 07/15/22)(a)	GBP	100	141,626
Ashland Services BV, 2.00%, 01/30/28 (Call 11/01/27)(a)	EUR	100	119,972

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Avantor Funding Inc., 2.63%, 11/01/25 (Call 11/01/22)(a)	EUR	200	$246,547
Avis Budget Finance PLC
4.13%, 11/15/24 (Call 11/15/21)(a)	EUR	100	121,893
4.75%, 01/30/26 (Call 09/30/21)(a)	EUR	100	122,137
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25 (Call 01/15/22)(a)	EUR	100	122,502
Ball Corp.
0.88%, 03/15/24 (Call 12/15/23)	EUR	100	121,395
1.50%, 03/15/27 (Call 12/15/26)	EUR	100	122,694
4.38%, 12/15/23	EUR	100	132,960
Belden Inc., 3.88%, 03/15/28 (Call 03/06/23)(a)	EUR	250	312,913
Berry Global Inc.
1.00%, 01/15/25 (Call 10/15/24)(a)	EUR	100	121,592
1.50%, 01/15/27 (Call 10/15/26)(a)	EUR	100	121,982
Boxer Parent Co. Inc., 6.50%, 10/02/25 (Call 06/01/22)(a)	EUR	100	128,201
BPER Banca, 1.38%, 03/31/27 (Call 03/31/26)(a)(b)	EUR	100	120,977
Carnival PLC, 1.00%, 10/28/29 (Call 07/28/29)	EUR	100	98,840
Catalent Pharma Solutions Inc., 2.38%, 03/01/28 (Call 03/01/23)(a)	EUR	150	179,976
Chemours Co. (The), 4.00%, 05/15/26 (Call 05/15/21)	EUR	100	121,915
Clarios Global LP/Clarios US Finance Co., 4.38%, 05/15/26 (Call 05/15/22)(a)	EUR	125	155,317
Coty Inc., 4.75%, 04/15/26 (Call 04/15/22)(a)	EUR	100	116,819
Crown European Holdings SA
0.75%, 02/15/23 (Call 01/16/23)(a)	EUR	100	120,850
2.25%, 02/01/23 (Call 11/01/22)(a)	EUR	100	123,613
2.63%, 09/30/24 (Call 03/30/24)(a)	EUR	125	158,511
2.88%, 02/01/26 (Call 08/01/25)(a)	EUR	100	128,830
3.38%, 05/15/25 (Call 11/15/24)(a)	EUR	100	130,085
Darling Global Finance BV, 3.63%, 05/15/26 (Call 05/15/21)(a)	EUR	100	122,437
Encore Capital Group Inc., 5.38%, 02/15/26 (Call 11/15/22)(a)	GBP	100	144,462
Energizer Gamma Acquisition BV, 4.63%, 07/15/26 (Call 07/15/21)(a)	EUR	100	123,391
Ford Credit Canada Co.
3.74%, 05/08/23	CAD	75	62,352
4.46%, 11/13/24	CAD	50	42,546
Ford Motor Credit Co. LLC
1.36%, 02/07/25	EUR	100	119,698
1.51%, 02/17/23	EUR	100	121,494
1.74%, 07/19/24	EUR	100	121,534
2.39%, 02/17/26	EUR	225	279,224
2.75%, 06/14/24	GBP	200	279,301
3.02%, 03/06/24	EUR	100	125,858
3.25%, 09/15/25	EUR	100	128,565
Hanesbrands Finance Luxembourg SCA, 3.50%, 06/15/24 (Call 03/15/24)(a)	EUR	100	127,783
International Game Technology PLC
3.50%, 07/15/24 (Call 01/15/24)(a)	EUR	225	280,164
3.50%, 06/15/26 (Call 06/15/22)	EUR	250	308,320
IQVIA Inc.
1.75%, 03/15/26 (Call 03/15/23)(a)	EUR	100	121,454
2.25%, 01/15/28 (Call 07/15/22)(a)	EUR	150	182,339
2.25%, 03/15/29 (Call 03/15/24)(a)	EUR	200	241,606
2.88%, 09/15/25 (Call 09/15/21)(a)	EUR	100	122,133
Iron Mountain UK PLC, 3.88%, 11/15/25 (Call 11/15/21)(a)	GBP	100	140,381
Kraft Heinz Foods Co.
2.00%, 06/30/23 (Call 03/30/23)(a)	EUR	200	249,411
2.25%, 05/25/28 (Call 02/25/28)(a)	EUR	100	130,268
4.13%, 07/01/27 (Call 04/01/27)(a)	GBP	100	154,011
Levi Strauss & Co., 3.38%, 03/15/27 (Call 03/15/22)	EUR	100	124,409

Security	Par/ Shares (000)			Value

United States (continued)
Liberty Mutual Group Inc., 3.63%, 05/23/59 (Call 05/23/24)(a)(b)	EUR	100		$123,262
Mauser Packaging Solutions Holding Co., 4.75%, 04/15/24 (Call 04/15/22)(a)	EUR	100		120,606
MPT Operating Partnership LP/MPT Finance Corp.
3.33%, 03/24/25 (Call 12/24/24)	EUR	200		260,656
3.38%, 04/24/30 (Call 01/24/30)	GBP	100		140,656
3.69%, 06/05/28 (Call 04/05/28)	GBP	100		145,759
4.00%, 08/19/22 (Call 05/19/22)	EUR	100		125,253
Netflix Inc.
3.63%, 05/15/27	EUR	150		208,443
3.63%, 06/15/30 (Call 03/15/30)(a)	EUR	250		359,825
3.88%, 11/15/29(a)	EUR	200		291,563
4.63%, 05/15/29	EUR	200		303,310
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29 (Call 04/15/24)(a)	EUR	100		123,793
OI European Group BV, 3.13%, 11/15/24 (Call 08/15/24)(a)	EUR	200		249,706
Organon Finance 1 LLC, 2.88%, 04/30/28 (Call 04/30/24)(a)	EUR	200		245,663
Playtech PLC, 3.75%, 10/12/23 (Call 10/12/21)(a)	EUR	100		122,145
Primo Water Holdings Inc., 3.88%, 10/31/28 (Call 10/31/23)(a)	EUR	100		122,793
Scientific Games International Inc., 5.50%, 02/15/26 (Call 02/15/22)(a)	EUR	100		120,903
Sealed Air Corp., 4.50%, 09/15/23 (Call 06/15/23)(a)	EUR	100		130,279
Silgan Holdings Inc.
2.25%, 06/01/28 (Call 03/01/23)	EUR	100		120,857
3.25%, 03/15/25 (Call 03/15/22)	EUR	100		121,222
Spectrum Brands Inc., 4.00%, 10/01/26 (Call 10/01/21)(a)	EUR	100		123,083
Standard Industries Inc./NJ, 2.25%, 11/21/26 (Call 08/21/26)(a)	EUR	100		118,325
Videotron Ltd., 3.13%, 01/15/31 (Call 01/15/26)	CAD	50		39,219
WMG Acquisition Corp., 3.63%, 10/15/26 (Call 10/15/21)(a)	EUR	100		123,895

				11,785,303

Total Corporate Bonds & Notes — 98.1% (Cost: $63,116,114)				66,622,707

Common Stocks

South Africa — 0.0%
Sentry Holdings Ltd.Class A		0	(g)	0	(f)

Total Common Stocks — 0.0% (Cost: $159,437)				0	(f)

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(h)(i)		20		20,000

Total Short-Term Investments — 0.0% (Cost: $20,000)				20,000

Total Investments in Securities — 98.1% (Cost: $63,295,551)				66,642,707

Other Assets, Less Liabilities — 1.9%				1,262,763

Net Assets — 100.0%				$67,905,470

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® International High Yield Bond ETF

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Rounds to less than $1.
(g)	Rounds to less than 1,000.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$40,000	$—	$(20,000	)(a)	$—	$—	$20,000	20	$5	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3		Total

Investments
Assets
Corporate Bonds & Notes	$—	$66,622,707		$0	(a)	$66,622,707
Common Stocks	—	0	(a)	—		0	(a)
Money Market Funds	20,000	—		—		20,000

	$20,000	$66,622,707		$0	(a)	$66,642,707

(a)	Rounds to less than $1.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) April 30, 2021	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes(a)

Argentina — 1.2%
Agua y Saneamientos Argentinos SA, 6.63%, 02/01/23 (Call 05/10/21)(b)	$300	$145,744
Arcor SAIC, 6.00%, 07/06/23(b)	375	358,078
Arcos Dorados Holdings Inc., 5.88%, 04/04/27 (Call 04/04/22)(b)	200	210,787
MercadoLibre Inc., 3.13%, 01/14/31 (Call 10/14/30)	200	190,550
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 02/01/22)(b)	300	204,249
Pampa Energia SA, 7.50%, 01/24/27 (Call 01/24/22)(b)	450	367,200
Stoneway Capital Corp., 10.00%, 03/01/27 (Call 03/01/22)(b)(c)	266	71,649
Transportadora de Gas del Sur SA, 6.75%, 05/02/25 (Call 05/02/22)(b)	300	260,306
YPF SA
1.50%, 09/30/33 (Call 03/30/33)(d)(e)	250	111,063
2.50%, 06/30/29 (Call 12/30/28)(d)(e)	400	215,000
4.00%, 02/12/26 (Call 11/12/25)(d)(e)	300	240,810
6.95%, 07/21/27(b)	660	400,125
7.00%, 12/15/47 (Call 06/15/47)(b)	350	195,738
8.50%, 07/28/25(b)	700	499,625
8.75%, 04/04/24(b)	680	550,927
YPF Socidad Anonima, 2.50%, 06/30/29(b)	75	40,313
YPF Sociedad Anonima, 4.00%, 02/12/26(b)	100	80,270

		4,142,434

Azerbaijan — 0.2%
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(b)	550	544,328

Bahrain — 0.2%
BBK BSC, 5.50%, 07/09/24(b)	400	421,200
GFH Sukuk Ltd., 7.50%, 01/28/25(b)	200	196,000

		617,200

Brazil — 5.7%
Adecoagro SA, 6.00%, 09/21/27(b)	150	157,219
Amaggi Luxembourg International Sarl, 5.25%, 01/28/28 (Call 01/28/25)(d)	200	208,175
Atento Luxco 1 SA, 8.00%, 02/10/26(b)	100	108,644
Banco Bradesco SA/Cayman Islands, 3.20%, 01/27/25(b)	200	204,250
Banco BTG Pactual SA/Cayman Islands
2.75%, 01/11/26 (Call 12/11/25)(b)	200	189,438
4.50%, 01/10/25 (Call 12/10/24)(b)	200	205,163
Banco do Brasil SA/Cayman
4.63%, 01/15/25(b)	200	213,450
4.75%, 03/20/24(b)	400	427,400
6.25%, (Call 04/15/24)(b)(f)(g)	400	395,500
9.00%, (Call 06/18/24)(b)(f)(g)	200	218,725
9.25%, 12/31/49(b)	200	216,725
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(b)	200	208,000
4.50%, 01/31/30(b)(h)	400	406,600
5.88%, 01/31/50(b)	200	208,750
8.50%, 01/23/81 (Call 10/24/25)(b)(g)	200	230,250
BRF SA, 5.75%, 09/21/50 (Call 03/21/50)(b)	200	195,345
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(b)	200	229,950
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(b)	200	201,690
Cosan Luxembourg SA, 7.00%, 01/20/27 (Call 01/20/22)(b)(h)	200	213,162
Cosan SA, 5.50%, 09/20/29 (Call 09/20/24)(b)	200	213,100
CSN Inova Ventures, 6.75%, 01/28/28 (Call 01/28/24)(b)	400	433,300

Security	Par (000)	Value

Brazil (continued)
CSN Resources SA
7.63%, 02/13/23 (Call 05/31/21)(b)	$200	$207,975
7.63%, 04/17/26 (Call 04/17/22)(b)	200	214,410
Embraer Netherlands Finance BV
5.05%, 06/15/25	227	237,782
5.40%, 02/01/27	250	262,344
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	200	227,610
FS Luxembourg Sarl, 10.00%, 12/15/25(b)	200	217,610
Gerdau Trade Inc., 4.88%, 10/24/27(b)	200	222,750
Globo Comunicacao e Participacoes SA, 4.88%, 01/22/30(b)	200	202,360
Gol Finance SA, 7.00%, 01/31/25(b)	100	91,200
Guara Norte Sarl, 5.20%, 06/15/34(d)	200	200,750
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(b)	200	210,225
Hidrovias International Finance Sarl, 4.95%, 02/08/31 (Call 02/08/26)(d)	200	203,163
Itau Unibanco Holding SA/Cayman Island
4.50%, 11/21/29 (Call 11/21/24)(b)(g)(h)	400	402,780
4.63%, (Call 02/27/25)(b)(f)(g)	200	190,100
5.13%, 05/13/23(b)(h)	200	211,913
6.13%, (Call 12/12/22)(b)(f)(g)	200	202,350
6.50%, (Call 03/19/23)(b)(f)(g)(h)	200	204,288
JBS Investments II GmbH
5.75%, 01/15/28 (Call 07/15/22)(b)	400	423,160
7.00%, 01/15/26(b)	200	212,960
JSM Global Sarl, 4.75%, 10/20/30 (Call 07/20/30)(b)	200	201,913
Klabin Austria GmbH
3.20%, 01/12/31 (Call 10/12/30)(b)	400	378,875
5.75%, 04/03/29 (Call 01/03/29)(b)	200	222,250
MARB BondCo PLC
3.95%, 01/29/31 (Call 01/29/26)(d)	200	190,600
3.95%, 01/29/31 (Call 01/29/26)(b)	200	190,600
Minerva Luxembourg SA, 4.38%, 03/18/31 (Call 03/18/26)(d)(h)	200	194,052
NBM U.S. Holdings Inc., 7.00%, 05/14/26 (Call 05/14/22)(b)	200	215,037
Odebrecht Drilling Norbe VIII/IX Ltd., 7.35%, (7.35% PIK), 12/01/26 (Call 05/31/21)(b)(i)	259	103,370
Odebrecht Offshore Drilling Finance Ltd., 7.72%, (7.72% PIK), 12/01/26 (Call 12/01/21)(b)(i)	173	33,570
Oi SA, 10.00%, (4.00% PIK), 07/27/25(i)	225	235,237
Petrobras Global Finance BV
4.38%, 05/20/23(h)	100	105,988
5.09%, 01/15/30(h)	700	739,725
5.30%, 01/27/25	200	221,537
5.60%, 01/03/31 (Call 10/03/30)(h)	500	539,375
6.00%, 01/27/28	300	338,250
6.25%, 03/17/24	100	111,976
6.75%, 01/27/41	200	226,662
6.75%, 06/03/50 (Call 12/03/49)	350	381,661
6.85%, 06/05/2115(h)	400	421,340
6.88%, 01/20/40	148	169,904
6.90%, 03/19/49(h)	300	335,955
7.25%, 03/17/44(h)	275	321,062
7.38%, 01/17/27	350	423,062
8.75%, 05/23/26(h)	200	254,330
Rede D’or Finance Sarl, 4.95%, 01/17/28 (Call 10/17/27)(b)	400	413,325
Rumo Luxembourg Sarl, 5.88%, 01/18/25 (Call 01/18/22)(b)	200	210,900
St. Marys Cement Inc. Canada, 5.75%, 01/28/27 (Call 10/28/26)(b)(h)	200	229,725
Suzano Austria GmbH
3.75%, 01/15/31 (Call 10/15/30)	300	306,000
5.00%, 01/15/30 (Call 10/15/29)	200	219,975

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
6.00%, 01/15/29 (Call 10/15/28)	$400	$467,300
7.00%, 03/16/47 (Call 09/16/46)(b)	200	256,750
Ultrapar International SA, 5.25%, 06/06/29(b)	200	209,980
Usiminas International Sarl, 5.88%, 07/18/26 (Call 07/18/23)(b)	200	214,787
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	200	209,525
6.25%, 08/10/26(h)	400	477,825
6.88%, 11/21/36	300	407,212
6.88%, 11/10/39	250	344,094
Vale SA, 5.63%, 09/11/42	100	124,269

		20,078,564

Chile — 3.6%
AES Gener SA, 7.13%, 03/26/79 (Call 04/07/24)(b)(g)	400	424,000
Antofagasta PLC, 2.38%, 10/14/30 (Call 07/14/30)(b)	400	389,000
Banco de Credito e Inversiones SA
3.50%, 10/12/27(b)(h)	400	425,325
4.00%, 02/11/23(b)	200	210,475
Banco Santander Chile, 2.70%, 01/10/25 (Call 12/10/24)(b)(h) .	450	468,787
Celulosa Arauco y Constitucion SA
4.20%, 01/29/30 (Call 10/29/29)(b)	600	648,000
4.25%, 04/30/29 (Call 01/30/29)(b)	400	435,500
4.50%, 08/01/24 (Call 05/01/24)	200	217,413
5.15%, 01/29/50 (Call 07/29/49)(b)	200	224,315
5.50%, 04/30/49 (Call 10/30/48)(b)	200	234,180
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(b)	800	886,000
5.15%, 02/12/25 (Call 11/12/24)(b)	200	223,287
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(b)	200	203,663
3.95%, 10/11/27 (Call 07/11/27)(b)	400	436,450
Empresa Electrica Guacolda SA, 4.56%, 04/30/25 (Call 01/30/25)(b)(h)	200	156,000
Empresa Nacional de Telecomunicaciones SA
4.75%, 08/01/26 (Call 05/03/26)(b)	600	665,250
4.88%, 10/30/24 (Call 07/30/24)(b)	600	644,250
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(h)	200	217,625
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)(h)	700	807,975
EnfraGen Energia Sur SA, 5.38%, 12/30/30(b)	600	594,582
Engie Energia Chile SA, 3.40%, 01/28/30 (Call 10/28/29)(b)	400	409,000
GNL Quintero SA, 4.63%, 07/31/29(b)	600	655,612
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(d)	400	396,600
3.85%, 01/13/30 (Call 10/13/29)(b)	400	425,700
4.38%, 04/04/27(b)(h)	400	442,370
Inversiones CMPC SA/Cayman Islands Branch, 4.38%, 05/15/23 (Call 02/15/23)(b)	400	422,825
Kenbourne Invest SA, 6.88%, 11/26/24 (Call 11/26/21)(b)	400	425,320
SACI Falabella, 3.75%, 04/30/23(b)(h)	200	209,288
VTR Comunicaciones SpA, 5.13%, 01/15/28 (Call 07/15/23)(b)(h)	400	418,575
VTR Finance NV, 6.38%, 07/15/28 (Call 07/15/23)(b)	400	432,000

		12,749,367

China — 8.6%
Agile Group Holdings Ltd., 8.38%, (Call 12/04/23)(b)(f)(g)	200	207,663
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)	200	192,296
3.25%, 02/09/61 (Call 08/09/60)	200	187,057
3.40%, 12/06/27 (Call 09/06/27)	300	324,996
3.60%, 11/28/24 (Call 08/28/24)	400	433,468

Security	Par (000)	Value

China (continued)
4.00%, 12/06/37 (Call 06/06/37)	$200	$216,578
4.20%, 12/06/47 (Call 06/06/47)	400	441,008
Amipeace Ltd., 2.50%, 12/05/24(b)	400	419,200
Baidu Inc.
3.08%, 04/07/25 (Call 03/07/25)	400	421,500
4.13%, 06/30/25(h)	200	219,600
Bank of China Ltd., 5.00%, 11/13/24(b)	400	446,325
Bank of China Ltd./Hong Kong
1.03%, 03/08/23, (3 mo. LIBOR US + 0.850%)(b)(g)	200	200,502
3.88%, 06/30/25(b)	200	218,787
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25)(b)(f)(g)	600	619,050
Bank of Communications Co. Ltd./Hong Kong, 1.04%, 05/17/23, (3 mo. LIBOR US + 0.85%)(b)(g)	200	200,300
Bocom Leasing Management Hong Kong Co. Ltd., 1.26%, 12/10/24, (3 mo. LIBOR US + 1.075%)(b)(g)	400	396,200
CCBL Cayman 1 Corp. Ltd., 1.99%, 07/21/25(b)	200	199,313
CCCI Treasure Ltd., 3.43%, (Call 11/21/24)(b)(f)(g)	200	198,663
Central Plaza Development Ltd., 4.65%, 01/19/26 (Call 10/19/25)(b)	200	194,350
China Cinda 2020 I Management Ltd., 2.50%, 03/18/25 (Call 02/18/25)(b)	200	199,225
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(b)(h)	400	425,700
China Cinda Finance 2017 I Ltd.
3.88%, 02/08/23(b)	200	206,814
4.75%, 02/21/29(b)	200	219,287
China Construction Bank Corp., 4.25%, 02/27/29 (Call 02/27/24)(b)(g)	400	429,575
China Construction Bank Corp./Hong Kong, 1.25%, 08/04/25(b)	200	197,913
China Evergrande Group
7.50%, 06/28/23 (Call 05/31/21)(b)	400	350,575
8.75%, 06/28/25 (Call 06/28/21)(b)	200	162,350
10.50%, 04/11/24 (Call 04/11/22)(b)	200	179,475
China Great Wall International Holdings V Ltd., 2.38%, 08/18/30(b)	200	181,225
China Mengniu Dairy Co. Ltd., 1.88%, 06/17/25 (Call 05/17/25)(b)	200	198,626
China Overseas Finance Cayman VI Ltd., 5.95%, 05/08/24(b) .	200	225,287
China Overseas Finance Cayman VII Ltd., 4.25%, 04/26/23(b)	200	210,666
China Overseas Finance Cayman VIII Ltd., 2.75%, 03/02/30(b)	200	194,288
China Resources Land Ltd., 4.13%, 02/26/29(b)	200	213,037
China SCE Group Holdings Ltd., 7.38%, 04/09/24 (Call 04/09/22)(b)	200	208,225
China State Construction Finance Cayman Ltd., 6.00%, (Call 12/03/21)(b)(f)(g)	200	203,913
CICC Hong Kong Finance 2016 MTN Ltd., 1.63%, 01/26/24(b)	400	398,622
CIFI Holdings Group Co. Ltd., 6.00%, 07/16/25 (Call 01/16/23)(b)	200	211,100
CITIC Ltd.
2.85%, 02/25/30(b)	200	198,850
3.88%, 02/28/27(b)	200	216,662
CMB International Leasing Management Ltd., 1.88%, 08/12/25(b)	400	392,325
CMHI Finance BVI Co. Ltd.
3.50%, (Call 10/09/23)(b)(f)(g)	200	202,975
4.38%, 08/06/23(b)	200	212,880
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)(h)	200	201,100

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

China (continued)
3.00%, 05/09/23	$200	$207,296
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	200	216,566
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	200	212,644
4.38%, 05/02/28	200	221,286
CNOOC Petroleum North America ULC
6.40%, 05/15/37	375	491,789
7.50%, 07/30/39(h)	200	296,850
CNPC General Capital Ltd., 3.40%, 04/16/23(b)	200	209,413
Contemporary Ruiding Development Ltd., 1.88%, 09/17/25 (Call 06/17/25)(b)	400	397,816
COSL Singapore Capital Ltd., 4.50%, 07/30/25(b)	200	217,600
Country Garden Holdings Co. Ltd.
3.13%, 10/22/25 (Call 09/22/25)(b)	200	200,188
3.30%, 01/12/31 (Call 10/12/30)(b)	200	189,350
4.20%, 02/06/26 (Call 02/06/24)(b)	200	208,288
5.40%, 05/27/25 (Call 05/27/23)(b)	200	213,662
7.25%, 04/08/26 (Call 04/08/23)(b)	400	442,575
CRCC Yuxiang Ltd., 3.50%, 05/16/23(b)	200	207,850
Easy Tactic Ltd., 5.88%, 02/13/23 (Call 05/31/21)(b)	200	187,100
ENN Energy Holdings Ltd., 2.63%, 09/17/30 (Call 06/17/30)(b)	200	193,306
Fortune Star BVI Ltd., 5.95%, 10/19/25 (Call 10/19/23)(b)	200	208,350
Franshion Brilliant Ltd.
4.00%, (Call 01/03/23)(b)(f)(g)	200	200,350
6.00%, (Call 02/08/26)(b)(f)(g)	200	199,188
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(b)	200	149,000
4.75%, 04/27/27(b)	400	298,500
Huarong Finance 2019 Co. Ltd.
3.75%, 05/29/24(b)	400	302,250
4.50%, 05/29/29(b)	200	147,250
Huarong Finance II Co. Ltd., 5.50%, 01/16/25(b)	400	311,000
ICBCIL Finance Co. Ltd., 3.75%, 03/05/24(b)	200	212,912
Industrial & Commercial Bank of China Ltd./London, 1.03%, 10/25/23, (3 mo. LIBOR US + 0.850%)(b)(g)	400	401,496
Industrial & Commercial Bank of China Ltd./Singapore, 1.01%, 04/25/24, (3 mo. LIBOR US + 0.830%)(b)(g)	600	601,246
Industrial & Commercial Bank of China Macau Ltd., 2.88%, 09/12/29 (Call 09/12/24)(b)(g)	400	414,825
Inventive Global Investments Ltd., 1.65%, 09/03/25(b)	200	197,250
JD.com Inc., 3.88%, 04/29/26(h)	200	217,662
Joy Treasure Assets Holdings Inc., 3.50%, 09/24/29 (Call 06/24/29)(b)	200	198,650
Kaisa Group Holdings Ltd.
9.38%, 06/30/24 (Call 06/30/21)(b)	400	397,200
10.50%, 01/15/25 (Call 01/15/23)(b)	200	198,538
10.88%, 07/23/23 (Call 07/23/21)(b)	200	208,475
Lenovo Group Ltd.
3.42%, 11/02/30(b)	200	202,038
4.75%, 03/29/23(b)	200	211,100
Longfor Group Holdings Ltd., 3.95%, 09/16/29(b)	200	209,725
Meituan, 3.05%, 10/28/30 (Call 07/28/30)(b)	400	385,744
Poly Developments and Holdings Group Co. Ltd., 3.88%, 03/25/24(b)	200	209,662
Prosus NV
4.85%, 07/06/27 (Call 04/06/27)(b)	600	674,362
5.50%, 07/21/25 (Call 04/21/25)(b)	800	913,400
Proven Honour Capital Ltd.
4.13%, 05/19/25(b)	200	209,787
4.13%, 05/06/26(b)	200	210,912

Security	Par (000)	Value

China (continued)
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26 (Call 01/12/24)(b)	$200	$200,750
SF Holding Investment Ltd., 2.88%, 02/20/30(b)	200	198,913
Shanghai Port Group BVI Development 2 Co. Ltd., 2.38%, 07/13/30 (Call 04/13/30)(b)	200	194,288
Shimao Group Holdings Ltd., 5.60%, 07/15/26 (Call 07/15/23)(b)	400	431,450
Shui On Development Holding Ltd., 6.15%, 08/24/24 (Call 08/24/22)(b)	200	208,188
Sino-Ocean Land Treasure Finance II Ltd., 5.95%, 02/04/27(b)	200	222,037
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23(b)	400	416,450
State Elite Global Ltd., 0.95%, 10/24/24, (3 mo. LIBOR US + 0.770%)(b)(g)	200	199,288
Sunac China Holdings Ltd.
5.95%, 04/26/24 (Call 01/26/23)(b)	200	202,500
6.50%, 01/10/25 (Call 01/10/23)(b)	200	203,000
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(b)(h)	400	402,824
2.39%, 06/03/30 (Call 03/03/30)(b)(h)	400	390,168
3.24%, 06/03/50 (Call 12/03/49)(b)	200	183,158
3.60%, 01/19/28 (Call 10/19/27)(b)(h)	300	320,742
3.93%, 01/19/38 (Call 07/19/37)(b)(h)	400	421,825
3.94%, 04/22/61 (Call 10/22/60)(d)	200	201,378
3.98%, 04/11/29 (Call 01/11/29)(b)(h)	200	217,912
4.53%, 04/11/49 (Call 10/11/48)(b)	200	226,787
Vanke Real Estate Hong Kong Co. Ltd.
4.15%, 04/18/23(b)	200	209,537
4.20%, 06/07/24(b)	400	429,700
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)	200	199,100
Well Hope Development Ltd., 3.88%, (Call 10/19/22)(b)(f)(g)	200	203,600
Yuzhou Group Holdings Co. Ltd., 6.35%, 01/13/27 (Call 01/13/25)(b)	200	165,125

		30,230,722

Colombia — 4.2%
AI Candelaria Spain SLU, 7.50%, 12/15/28 (Call 09/15/28)(b)	500	574,375
Banco Davivienda SA, 6.65%, (Call 04/22/31)(d)(f)(g)	400	406,620
Banco de Bogota SA
4.38%, 08/03/27 (Call 05/03/27)(b)	550	584,238
5.38%, 02/19/23(b)	200	211,475
6.25%, 05/12/26(b)	600	671,700
Bancolombia SA
3.00%, 01/29/25 (Call 12/29/24)(h)	400	409,000
4.63%, 12/18/29 (Call 12/18/24)(g)	400	403,252
4.88%, 10/18/27 (Call 10/18/22)(g)(h)	600	608,175
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30 (Call 04/17/30)(b)(h)	400	420,960
Ecopetrol SA
4.13%, 01/16/25	833	884,188
5.38%, 06/26/26 (Call 03/26/26)(h)	935	1,049,257
5.88%, 09/18/23	1,050	1,154,475
5.88%, 05/28/45	1,300	1,383,362
6.88%, 04/29/30 (Call 01/29/30)	1,250	1,512,437
7.38%, 09/18/43	500	616,850
Grupo Aval Ltd., 4.38%, 02/04/30 (Call 11/04/29)(b)	600	600,675
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26(b)	400	445,246
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(b)	200	212,500
6.25%, 03/25/29 (Call 03/25/24)(b)	540	602,033
Oleoducto Central SA, 4.00%, 07/14/27 (Call 05/14/27)(b)	400	423,500

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colombia (continued)
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(b)	$200	$202,725
SURA Asset Management SA, 4.88%, 04/17/24(b)(h)	300	326,025
Termocandelaria Power Ltd., 7.88%, 01/30/29 (Call 01/30/23)(b)(h)	370	400,941
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(b)	600	670,613

		14,774,622

Congo — 0.2%
HTA Group Ltd./Mauritius, 7.00%, 12/18/25 (Call 06/18/22)(b)	600	638,550

Ghana — 0.3%
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 04/04/22)(b)	400	388,125
Tullow Oil PLC, 7.00%, 03/01/25 (Call 06/01/21)(b)	600	513,000

		901,125

Guatemala — 0.2%
Central American Bottling Corp., 5.75%, 01/31/27 (Call 01/31/22)(b)	500	526,250
Investment Energy Resources Ltd., 6.25%, 04/26/29 (Call 04/26/25)(d)	200	212,700

		738,950

Hong Kong — 4.9%
AIA Group Ltd.
3.20%, 09/16/40 (Call 03/16/40)(b)	600	592,068
3.38%, 04/07/30 (Call 01/07/30)(b)	200	214,641
3.60%, 04/09/29 (Call 01/09/29)(b)	400	431,575
3.90%, 04/06/28 (Call 01/06/28)(b)(h)	200	219,100
4.50%, 03/16/46 (Call 09/16/45)(b)	200	241,100
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(b)(f)(g)	800	859,750
Bank of Communications Hong Kong Ltd., 3.73%, (Call 03/03/25)(b)(f)(g)	250	254,984
Bank of East Asia Ltd. (The)
4.00%, 11/03/26 (Call 11/03/21)(b)(g)	400	403,325
5.83%, (Call 10/21/25)(b)(f)(g)	250	266,172
5.88%, (Call 09/19/24)(b)(f)(g)	250	266,062
CAS Capital No. 1 Ltd., 4.00%, (Call 07/12/26)(b)(f)(g)	200	199,688
Celestial Dynasty Ltd., 4.25%, 06/27/29(b)	400	408,450
Celestial Miles Ltd., 5.75%, (Call 01/31/24)(b)(f)(g)	200	212,162
China CITIC Bank International Ltd.
4.63%, 02/28/29 (Call 02/28/24)(b)(g)	250	264,031
7.10%, (Call 11/06/23)(b)(f)(g)	200	217,725
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(b)	200	212,225
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29 (Call 06/06/29)(b)	200	204,538
CK Hutchison International 19 Ltd.
3.25%, 04/11/24 (Call 03/11/24)(b)(h)	400	427,088
3.38%, 09/06/49(b)	200	205,288
3.63%, 04/11/29 (Call 01/11/29)(b)(h)	400	434,950
CK Hutchison International 20 Ltd.
2.50%, 05/08/30 (Call 02/08/30)(b)	800	797,400
3.38%, 05/08/50(b)	200	205,188
CLP Power Hong Kong Financing Ltd., 2.13%, 06/30/30(b)	200	193,663
Elect Global Investments Ltd., 4.10%, (Call 06/03/25)(b)(f)(g)	200	202,475
FWD Group Ltd.
0.00%, (Call 06/15/22)(b)(f)(g)(j)	200	181,975
5.75%, 07/09/24(b)	200	211,787
6.38%, (Call 09/13/24)(b)(f)(g)	200	205,225
Henderson Land MTN Ltd., 2.38%, 05/27/25(b)	200	200,538
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(b)	200	210,350
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(b)	200	206,787

Security	Par (000)	Value

Hong Kong (continued)
Hongkong Electric Finance Ltd.
1.88%, 08/27/30 (Call 02/27/30)(b)	$200	$189,538
2.88%, 05/03/26(b)	200	212,100
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.88%, 05/27/30 (Call 02/27/30)(b)	200	203,663
HPHT Finance 19 Ltd., 2.88%, 11/05/24(b)	200	209,912
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24(b)	600	658,800
Hutchison Whampoa International Ltd., 7.45%, 11/24/33(b)	100	148,344
Hysan MTN Ltd., 2.82%, 09/04/29(b)	200	200,350
IFC Development Corporate Treasury Ltd., 3.63%, 04/17/29(b)	200	210,600
Industrial & Commercial Bank of China Asia Ltd., 4.25%, (Call 07/21/21)(b)(f)(g)	400	402,200
Li & Fung Ltd.
4.38%, 10/04/24 (Call 09/04/24)(b)	200	199,725
4.50%, 08/18/25 (Call 07/18/25)(b)	400	401,450
Link Finance Cayman 2009 Ltd. (The), 3.60%, 09/03/24(b)	200	212,975
MTR Corp. Ltd., 1.63%, 08/19/30(b)	600	568,050
Nan Fung Treasury III Ltd., 5.00%, (Call 09/10/23)(b)(f)	200	201,475
Nan Fung Treasury Ltd., 3.63%, 08/27/30(b)	200	199,112
Nanyang Commercial Bank Ltd., 5.00%, (Call 06/02/22)(b)(f)(g)	350	353,062
New World China Land Ltd., 4.75%, 01/23/27(b)	200	211,225
NWD Finance BVI Ltd.
4.80%, (Call 09/09/23)(b)(f)	200	195,100
5.25%, (Call 03/22/26)(b)(f)(g)	200	213,475
6.25%, (Call 03/07/24)(b)(f)	400	417,825
NWD MTN Ltd.
4.13%, 07/18/29(b)	200	205,163
4.50%, 05/19/30(b)	400	420,325
Panther Ventures Ltd., 3.50%, (Call 12/22/23)(b)(f)	200	189,100
PCCW-HKT Capital No. 5 Ltd., 3.75%, 03/08/23(b)	200	209,662
Sun Hung Kai Properties Capital Market Ltd.
2.75%, 05/13/30 (Call 02/13/30)(b)	200	202,038
2.88%, 01/21/30(b)	200	203,850
Swire Pacific Mtn Financing HK Ltd., 2.88%, 01/30/30 (Call 10/30/29)(b)	200	205,225
Swire Pacific MTN Financing Ltd., 4.50%, 10/09/23(b)	200	216,537
Swire Properties MTN Financing Ltd., 3.63%, 01/13/26(b)	200	215,037
Wheelock MTN BVI Ltd., 2.38%, 01/25/26(b)	200	199,475

		17,025,703

India — 4.6%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28(b)	400	414,096
5.95%, 07/31/24(b)	400	433,325
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(b)	400	401,200
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(b)	200	220,600
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(d)	200	186,500
3.38%, 07/24/24(b)(h)	200	209,234
4.00%, 07/30/27 (Call 06/30/27)(b)	200	207,913
4.20%, 08/04/27 (Call 02/04/27)(b)(h)	400	420,075
Adani Transmission Ltd., 4.00%, 08/03/26(b)	200	211,412
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25(b)	200	210,537
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(b)	400	440,080
Bharti Airtel Ltd.
3.25%, 06/03/31(b)	200	194,095
4.38%, 06/10/25(b)	600	646,987
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27(b)	200	211,350

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

India (continued)
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27 (Call 02/09/24)(d)	$200	$202,700
Delhi International Airport Ltd., 6.13%, 10/31/26(b)	400	400,075
Future Retail Ltd., 5.60%, 01/22/25 (Call 01/22/23)(b)	200	159,538
Greenko Solar Mauritius Ltd.
5.55%, 01/29/25(b)	400	411,500
5.95%, 07/29/26 (Call 07/29/22)(b)	400	429,200
HCL America Inc., 1.38%, 03/10/26 (Call 02/10/26)(d)	200	196,913
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(b)	200	210,162
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(b)	450	483,412
Indian Oil Corp. Ltd., 4.75%, 01/16/24(b)	400	431,450
Indian Railway Finance Corp. Ltd.
2.80%, 02/10/31(d)	200	189,092
3.25%, 02/13/30(b)(h)	200	198,475
3.73%, 03/29/24(b)	200	212,475
3.84%, 12/13/27(b)	200	215,100
Network i2i Ltd.
3.98%, (Call 03/03/26)(d)(f)(g)	200	201,000
5.65%, (Call 01/15/25)(b)(f)(g)	200	212,475
NTPC Ltd.
4.25%, 02/26/26(b)	200	214,600
4.38%, 11/26/24(b)	200	216,600
Oil India International Pte Ltd., 4.00%, 04/21/27(b)	200	211,475
Oil India Ltd.
5.13%, 02/04/29(b)	200	220,850
5.38%, 04/17/24(b)	200	220,475
ONGC Videsh Ltd., 4.63%, 07/15/24(b)	400	435,200
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(b)	200	209,787
Periama Holdings LLC/DE, 5.95%, 04/19/26(b)	400	426,300
Power Finance Corp. Ltd.
3.35%, 05/16/31(b)	200	191,975
3.95%, 04/23/30(b)	200	201,913
4.50%, 06/18/29(b)	400	417,950
REC Ltd.
3.38%, 07/25/24(b)	200	207,663
5.25%, 11/13/23(b)	400	432,200
Reliance Industries Ltd.
3.67%, 11/30/27(b)	250	269,578
4.13%, 01/28/25(b)	250	272,469
4.88%, 02/10/45(b)	250	297,078
ReNew Power Synthetic, 6.67%, 03/12/24 (Call 05/31/21)(b)	200	209,538
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28 (Call 10/14/23)(d)	200	198,750
Shriram Transport Finance Co. Ltd., 4.40%, 03/13/24(b)	200	197,750
State Bank of India/London
1.80%, 07/13/26(b)	400	394,000
4.38%, 01/24/24(b)	400	431,450
4.88%, 04/17/24(b)(h)	200	219,912
Vedanta Resources Finance II PLC
8.95%, 03/11/25 (Call 09/11/24)(d)	400	394,400
9.25%, 04/23/26 (Call 04/23/23)(b)	200	179,225
13.88%, 01/21/24 (Call 12/21/22)(b)	400	438,700
Vedanta Resources Ltd.
6.13%, 08/09/24 (Call 08/09/21)(b)	400	341,450
7.13%, 05/31/23(b)	200	188,350

		16,200,609

Indonesia — 2.5%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 10/31/22)(b)	500	512,281

Security	Par (000)	Value

Indonesia (continued)
Bank Mandiri Persero Tbk PT
3.75%, 04/11/24(b)	$200	$211,163
4.75%, 05/13/25(b)	600	660,900
Bank Rakyat Indonesia Persero Tbk PT
3.95%, 03/28/24(b)	400	426,700
4.63%, 07/20/23(b)	200	213,750
Cikarang Listrindo Tbk PT, 4.95%, 09/14/26 (Call 09/14/21)(b)	200	205,475
Indika Energy Capital III Pte Ltd., 5.88%, 11/09/24 (Call 11/09/21)(b)	250	253,250
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25 (Call 10/22/22)(b)	500	535,094
LLPL Capital Pte Ltd., 6.88%, 02/04/39(b)	547	638,617
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 01/30/24)(b)	400	411,075
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26 (Call 05/14/23)(b)(h)	400	434,075
Medco Platinum Road Pte Ltd., 6.75%, 01/30/25 (Call 01/30/22)(b)	400	423,200
Minejesa Capital BV
4.63%, 08/10/30(b)	800	840,920
5.63%, 08/10/37(b)	600	635,737
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(b)	1,000	1,100,187
Saka Energi Indonesia PT, 4.45%, 05/05/24(b)	400	333,950
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(b)	400	444,325
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33 (Call 04/24/26)(b)	355	403,404

		8,684,103

Israel — 3.5%
Bank Leumi Le-Israel BM, 3.28%, 01/29/31 (Call 01/29/26)(d)(g)	400	412,250
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)	200	205,138
4.88%, 03/30/26 (Call 12/30/25)	400	412,520
5.38%, 03/30/28 (Call 09/30/27)	400	412,875
5.88%, 03/30/31 (Call 09/30/30)	300	308,906
ICL Group Ltd., 6.38%, 05/31/38 (Call 11/30/37)(d)	350	442,750
Israel Electric Corp. Ltd.
4.25%, 08/14/28	600	665,362
6.88%, 06/21/23(b)	200	224,288
Series 6, 5.00%, 11/12/24(d)	800	896,950
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(d)	200	209,225
6.13%, 06/30/25 (Call 03/30/25)(d)	400	438,000
6.50%, 06/30/27 (Call 12/30/26)(d)	300	332,681
6.75%, 06/30/30 (Call 12/30/29)(d)	300	335,963
Mizrahi Tefahot Bank Ltd., 3.08%, 04/07/31 (Call 04/07/26)(d)(g)	200	203,330
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(h)	400	431,048
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	1,486	1,474,112
3.15%, 10/01/26(h)	1,751	1,642,000
4.10%, 10/01/46(h)	1,040	886,600
6.00%, 04/15/24 (Call 01/15/24)	800	840,000
6.75%, 03/01/28 (Call 12/01/27)	700	756,875
7.13%, 01/31/25 (Call 10/31/24)	600	649,875

		12,180,748

Jamaica — 0.6%
Digicel Group 0.5 Ltd. (2.00% PIK), 10.00%, 04/01/24 (Call 05/17/21)(i)	576	564,646
Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd., 8.75%, 05/25/24 (Call 05/25/21)(b)	1,050	1,091,625

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Jamaica (continued)
Digicel Ltd., 6.75%, 03/01/23 (Call 05/17/21)(b)	$400	$376,875

		2,033,146

Jordan — 0.1%
Hikma Finance USA LLC, 3.25%, 07/09/25(b)	400	414,875

Kazakhstan — 0.4%
Tengizchevroil Finance Co. International Ltd.
3.25%, 08/15/30 (Call 02/15/30)(b)	600	612,000
4.00%, 08/15/26(b)	700	746,069

		1,358,069

Kuwait — 1.7%
Boubyan Sukuk Ltd., 2.59%, 02/18/25(b)	400	414,875
Burgan Bank SAK
2.75%, 12/15/31 (Call 09/15/26)(b)(g)	400	379,000
5.75%, (Call 07/09/24)(b)(f)(g)	400	396,075
Equate Petrochemical BV
2.63%, 04/28/28 (Call 01/28/28)(d)	200	200,230
4.25%, 11/03/26(b)	600	662,737
Equate Sukuk Spc Ltd., 3.94%, 02/21/24(b)	400	426,475
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(b)	400	393,200
4.50%, 02/23/27(b)	200	195,850
5.00%, 03/15/23(b)	400	412,450
MEGlobal Canada ULC
5.00%, 05/18/25(b)	600	671,175
5.88%, 05/18/30(b)	600	733,800
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 08/27/25)(b)(f)(g)	400	416,075
NBK Tier 1 Financing Ltd., 3.63%, (Call 08/24/26)(d)(f)(g)	400	399,125
Warba Sukuk Ltd., 2.98%, 09/24/24(b)	200	211,163

		5,912,230

Luxembourg — 0.6%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(b)	600	591,750
7.50%, 05/15/26 (Call 05/15/21)(b)	1,395	1,444,913

		2,036,663

Macau — 4.1%
Champion Path Holdings Ltd.
4.50%, 01/27/26 (Call 01/27/24)(b)	200	209,250
4.85%, 01/27/28 (Call 01/27/25)(b)	400	420,075
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 05/31/21)(b)(h)	604	618,911
5.25%, 04/26/26 (Call 04/26/22)(b)(h)	400	417,200
5.38%, 12/04/29 (Call 12/04/24)(b)	600	635,700
5.63%, 07/17/27 (Call 07/17/22)(b)(h)	400	423,325
5.75%, 07/21/28 (Call 07/21/23)(b)(h)	600	644,175
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(d)	400	411,500
5.25%, 06/18/25 (Call 06/18/22)(b)	200	208,850
5.38%, 05/15/24 (Call 05/15/21)(b)	800	823,400
5.88%, 05/15/26 (Call 05/15/22)(b)	400	421,325
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)(k)	600	635,004
4.38%, 06/18/30 (Call 03/18/30)(k)	600	637,800
4.60%, 08/08/23 (Call 07/08/23)	1,000	1,069,000
5.13%, 08/08/25 (Call 06/08/25)	1,000	1,113,250
5.40%, 08/08/28 (Call 05/08/28)(h)	1,200	1,359,600
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(b)	500	510,094
6.00%, 07/15/25 (Call 07/15/22)(b)	200	211,100

Security	Par (000)	Value

Macau (continued)
6.50%, 01/15/28 (Call 07/15/23)(b)	$400	$433,500
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 05/31/21)(b)	400	405,400
5.13%, 12/15/29 (Call 12/15/24)(b)	600	614,813
5.50%, 01/15/26 (Call 06/15/22)(b)	600	627,750
5.50%, 10/01/27 (Call 10/01/22)(b)	600	626,362
Wynn Macau Ltd. SR, 5.63%, 08/26/28 (Call 08/26/23)(b)	800	839,000

		14,316,384

Malaysia — 1.6%
Axiata SPV2 Bhd
2.16%, 08/19/30 (Call 05/19/30)(b)	200	192,538
4.36%, 03/24/26(b)	400	448,075
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50 (Call 02/19/50)(b)	600	547,612
CIMB Bank Bhd, 0.97%, 10/09/24, (3 mo. LIBOR US + 0.780%)(b)(g)	400	400,325
Genm Capital Labuan Ltd., 3.88%, 04/19/31 (Call 01/19/31)(d)	600	594,126
Gohl Capital Ltd., 4.25%, 01/24/27(b)	1,000	1,057,500
Malayan Banking Bhd, 0.99%, 08/16/24, (3 mo. LIBOR US + 0.800%)(b)(g)	1,000	1,001,250
Parkway Pantai Ltd., 4.25%, (Call 07/27/22)(b)(f)(g)	200	200,913
TNB Global Ventures Capital Bhd
3.24%, 10/19/26(b)	600	637,800
4.85%, 11/01/28(b)	400	462,825

		5,542,964

Mexico — 5.4%
Alfa SAB de CV
5.25%, 03/25/24 (Call 12/25/23)(b)	200	219,150
6.88%, 03/25/44 (Call 09/25/43)(b)	200	253,230
Alpek SAB de CV, 4.25%, 09/18/29 (Call 06/18/29)(b)	200	211,440
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	400	413,428
3.63%, 04/22/29 (Call 01/22/29)(h)	200	216,913
4.38%, 07/16/42	200	230,537
4.38%, 04/22/49 (Call 10/22/48)	400	468,862
6.13%, 03/30/40	400	553,575
6.38%, 03/01/35	400	560,308
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 06/06/24(b)	450	481,866
Banco Mercantil del Norte SA/Grand Cayman
6.75%, (Call 09/27/24)(b)(f)(g)(h)	200	209,225
7.63%, 12/31/49(b)	200	220,750
8.38%, 12/31/49(b)	200	235,690
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/25(b)	350	393,872
5.95%, 10/01/28(b)	400	432,700
BBVA Bancomer SA/Texas
4.38%, 04/10/24(b)	150	162,807
5.13%, 01/18/33 (Call 01/17/28)(b)(g)	400	414,575
5.88%, 09/13/34 (Call 09/13/29)(b)(g)	200	218,162
Becle SAB de CV, 3.75%, 05/13/25(b)	150	162,263
Braskem Idesa SAPI, 7.45%, 11/15/29 (Call 11/15/24)(b)(h)	200	201,350
Cemex SAB de CV
3.88%, 07/11/31 (Call 07/11/26)(b)	400	394,380
5.20%, 09/17/30 (Call 09/17/25)(b)	200	217,640
5.45%, 11/19/29 (Call 11/19/24)(b)	400	438,075
7.38%, 06/05/27 (Call 06/05/23)(b)	400	452,100
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29 (Call 04/18/29)(b)	200	218,950

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	$150	$139,220
5.25%, 11/26/43	300	376,404
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(b)(h)	183	206,564
Credito Real SAB de CV SOFOM ER, 8.00%, 01/21/28 (Call 01/21/25)(d)(h)	200	192,440
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(b)	200	215,038
FEL Energy VI Sarl, 5.75%, 12/01/40(b)	200	207,938
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	600	609,492
4.38%, 05/10/43	150	173,203
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(b)(h)	200	195,913
Grupo Bimbo SAB de CV
4.00%, 09/06/49(b)	200	200,350
4.70%, 11/10/47 (Call 05/10/47)(b)	200	223,537
4.88%, 06/27/44(b)	200	228,537
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)(h)	400	459,600
5.25%, 05/24/49 (Call 11/24/48)(h)	200	240,225
6.13%, 01/31/46 (Call 07/31/45)	200	264,542
6.63%, 03/18/25	100	118,613
6.63%, 01/15/40(h)	120	160,860
Industrias Penoles SAB de CV
4.15%, 09/12/29 (Call 06/12/29)(b)	200	215,500
4.75%, 08/06/50 (Call 02/06/50)(b)	200	205,500
5.65%, 09/12/49 (Call 03/12/49)(b)	200	231,160
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/51 (Call 07/15/50)(b)	200	197,000
4.88%, 01/14/48(b)	200	200,940
Mexico Remittances Funding Fiduciary Estate Management Sarl, 4.88%, 01/15/28(d)	200	187,250
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(b)	200	208,663
Nemak SAB de CV, 4.75%, 01/23/25 (Call 05/31/21)(b)	200	205,850
Orbia Advance Corp. SAB de CV
4.00%, 10/04/27 (Call 07/04/27)(b)	200	217,475
5.50%, 01/15/48 (Call 07/15/47)(b)	400	453,700
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(b)	600	649,612
Southern Copper Corp.
3.88%, 04/23/25	300	326,962
5.25%, 11/08/42	400	484,830
5.88%, 04/23/45(h)	300	393,619
6.75%, 04/16/40	400	552,180
7.50%, 07/27/35	200	285,200
Total Play Telecomunicaciones SA de CV, 7.50%, 11/12/25(b) .	200	199,250
Trust Fibra Uno
4.87%, 01/15/30 (Call 10/30/29)(b)	600	659,737
5.25%, 01/30/26 (Call 10/30/25)(b)	200	224,225
6.39%, 01/15/50 (Call 07/15/49)(b)	200	227,000
Unifin Financiera SAB de CV, 9.88%, 01/28/29 (Call 01/28/25)(b)	200	196,330

		18,716,307

Morocco — 0.6%
OCP SA
4.50%, 10/22/25(b)	800	849,150
5.63%, 04/25/24(b)	625	678,438
6.88%, 04/25/44(b)	400	482,075

		2,009,663

Security	Par (000)	Value

Nigeria — 0.4%
IHS Netherlands Holdco BV
7.13%, 03/18/25 (Call 09/18/21)(b)	$400	$416,150
8.00%, 09/18/27 (Call 09/18/22)(b)	500	542,500
SEPLAT Petroleum Development Co. PLC, 7.75%, 04/01/26 (Call 04/01/23)(d)	400	408,120

		1,366,770

Oman — 0.6%
Bank Muscat SAOG
4.75%, 03/17/26(b)	400	414,875
4.88%, 03/14/23(b)	200	209,000
National Bank of Oman SAOG, 5.63%, 09/25/23(b)	400	419,325
Oztel Holdings SPC Ltd.
5.63%, 10/24/23(b)	400	425,325
6.63%, 04/24/28(b)	500	555,406

		2,023,931

Panama — 0.9%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(b)	800	826,660
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(b)(h)	600	650,925
C&W Senior Financing DAC
6.88%, 09/15/27 (Call 09/15/22)(b)	600	637,500
7.50%, 10/15/26 (Call 10/15/21)(b)(h)	200	212,000
Cable Onda SA, 4.50%, 01/30/30 (Call 01/30/25)(b)	400	424,000
Sable International Finance Ltd., 5.75%, 09/07/27 (Call 09/07/22)(b)	400	419,000

		3,170,085

Paraguay — 0.2%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(b)(j)	295	215,144
Telefonica Celular del Paraguay SA, 5.88%, 04/15/27(b)	600	634,237

		849,381

Peru — 2.1%
Banco de Credito del Peru
2.70%, 01/11/25 (Call 12/11/24)(b)(h)	800	813,000
3.13%, 07/01/30 (Call 07/01/25)(b)(g)	600	590,250
3.25%, 09/30/31 (Call 09/30/26)(d)(g)	200	195,250
4.25%, 04/01/23(b)	100	104,125
Consorcio Transmantaro SA, 4.70%, 04/16/34(b)(h)	400	429,250
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(b)	400	397,400
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, 06/01/28(b)	400	406,570
Inkia Energy Ltd., 5.88%, 11/09/27 (Call 11/09/22)(b)(h)	400	400,000
InRetail Consumer, 3.25%, 03/22/28 (Call 01/22/28)(d)	400	380,660
Kallpa Generacion SA, 4.13%, 08/16/27 (Call 05/16/27)(b)(h)	400	408,000
Lima Metro Line 2 Finance Ltd.
4.35%, 04/05/36(b)	400	412,875
5.88%, 07/05/34(b)(h)	411	469,729
Nexa Resources SA
5.38%, 05/04/27 (Call 02/04/27)(b)	400	424,400
6.50%, 01/18/28 (Call 10/18/27)(b)	400	446,000
Orazul Energy Egenor SCA, 5.63%, 04/28/27 (Call 04/28/22)(b)	400	402,000
Peru LNG Srl, 5.38%, 03/22/30(b)(h)	600	500,362
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(b)	400	431,000

		7,210,871

Philippines — 1.6%
Bank of the Philippine Islands, 4.25%, 09/04/23(b)	400	430,325
BDO Unibank Inc.
2.13%, 01/13/26(b)	600	608,062
2.95%, 03/06/23(b)	200	206,850

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Philippines (continued)
JGSH Philippines Ltd., 4.13%, 07/09/30(b)	$400	$425,700
Jollibee Worldwide Pte Ltd., 3.90%, (Call 01/23/25)(b)(f)(g)	400	383,325
Manila Water Co. Inc., 4.38%, 07/30/30 (Call 07/30/25)(b)	200	210,725
Metropolitan Bank & Trust Co., 2.13%, 01/15/26(b)	400	406,875
Petron Corp., 4.60%, (Call 07/19/23)(b)(f)(g)	200	200,163
Philippine National Bank, 3.28%, 09/27/24(b)	600	630,487
San Miguel Crop., 5.50%, (Call 07/29/25)(b)(f)(g)	400	417,000
SMC Global Power Holdings Corp.
5.70%, (Call 01/21/26)(b)(f)(g)	400	407,075
5.95%, (Call 05/05/25)(b)(f)(g)	400	408,200
6.50%, (Call 04/25/24)(b)(f)(g)	300	308,775
7.00%, (Call 10/21/25)(b)(f)(g)	600	636,675

		5,680,237

Qatar — 3.6%
.ABQ Finance Ltd.
1.88%, 09/08/25(b)	400	399,375
3.13%, 09/24/24(b)	400	419,875
AKCB Finance Ltd., 4.75%, 10/09/23(b)	400	432,375
CBQ Finance Ltd.
2.00%, 09/15/25(b)	400	402,875
5.00%, 05/24/23(b)	200	215,850
Commercial Bank PSQC (The), 4.50%, (Call 03/03/26)(b)(f)(g)	200	200,188
MAR Sukuk Ltd.
2.21%, 09/02/25(b)	600	610,237
3.03%, 11/13/24(b)	200	210,225
Nakilat Inc., 6.07%, 12/31/33(b)	550	671,447
Ooredoo International Finance Ltd.
2.63%, 04/08/31(d)	600	605,370
3.25%, 02/21/23(b)	550	573,891
3.75%, 06/22/26(b)	600	660,112
3.88%, 01/31/28(b)	400	448,950
4.50%, 01/31/43(b)	200	236,162
5.00%, 10/19/25(b)	400	459,875
QIB Sukuk Ltd.
1.54%, 02/07/25, (3 mo. LIBOR US + 1.350%)(b)(g)	400	402,700
1.95%, 10/27/25(b)	600	602,362
3.98%, 03/26/24(b)	600	646,425
QIIB Senior Sukuk Ltd., 4.26%, 03/05/24(b)	200	215,688
QNB Finance Ltd.
1.38%, 01/26/26(b)	600	589,312
1.63%, 09/22/25(b)	400	399,624
2.63%, 05/12/25(b)	800	833,750
2.75%, 02/12/27(b)	700	726,819
3.50%, 03/28/24(b)	600	639,300
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.84%, 09/30/27(b)	481	548,818
6.33%, 09/30/27(b)	513	592,291

		12,743,896

Russia — 4.6%
Alfa Bank AO Via Alfa Bond Issuance PLC
5.95%, 04/15/30 (Call 04/15/25)(b)(g)	400	411,075
6.95%, (Call 04/30/23)(b)(f)(g)	200	206,788
8.00%, (Call 02/03/22)(b)(f)(g)	200	204,163
ALROSA Finance SA, 4.65%, 04/09/24 (Call 01/09/24)(b)	400	425,075
Credit Bank of Moscow Via CBOM Finance PLC, 4.70%, 01/29/25(b)	400	404,700
Eurochem Finance DAC, 5.50%, 03/13/24(b)	400	434,000
Evraz PLC
5.25%, 04/02/24(b)	400	430,460
5.38%, 03/20/23(b)	200	211,975

Security	Par (000)	Value

Russia (continued)
Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23(b)	$600	$657,487
Gazprom PJSC Via Gaz Capital SA
4.95%, 02/06/28(b)	3,000	3,313,050
7.29%, 08/16/37(b)	500	693,062
8.63%, 04/28/34(b)	450	666,084
Lukoil International Finance BV
4.56%, 04/24/23(b)	200	211,163
4.75%, 11/02/26(b)	800	887,400
Lukoil Securities BV, 3.88%, 05/06/30(b)	400	418,875
Metalloinvest Finance DAC, 4.85%, 05/02/24(b)	400	427,200
MMC Norilsk Nickel OJSC via MMC Finance DAC, 4.10%, 04/11/23 (Call 01/11/23)(b)	300	311,055
MMC Norilsk Nickel OJSC Via MMC Finance DAC
2.55%, 09/11/25 (Call 06/11/25)(b)	200	200,725
3.38%, 10/28/24 (Call 07/28/24)(b)	400	414,950
MMK International Capital DAC, 4.38%, 06/13/24
(Call 03/13/24)(b)	200	213,288
Mobile Telesystems OJSC Via MTS International Funding DAC, 5.00%, 05/30/23(b)	200	212,850
Novolipetsk Steel Via Steel Funding DAC
4.50%, 06/15/23(b)	200	211,350
4.70%, 05/30/26 (Call 02/28/26)(b)	400	435,950
Phosagro OAO Via Phosagro Bond Funding DAC, 3.05%, 01/23/25 (Call 10/23/24)(b)	400	410,950
Polyus Finance PLC, 5.25%, 02/07/23(b)	200	210,350
Sberbank of Russia Via SB Capital SA, 5.25%, 05/23/23(b)	400	421,700
Severstal OAO Via Steel Capital SA, 3.15%, 09/16/24(b)	400	412,575
TMK OAO Via TMK Capital SA, 4.30%, 02/12/27(b)	200	201,100
VEON Holdings BV
3.38%, 11/25/27 (Call 08/25/27)(b)	600	601,800
4.00%, 04/09/25 (Call 01/09/25)(b)	600	629,062
4.95%, 06/16/24 (Call 03/16/24)(b)	200	214,037
7.25%, 04/26/23 (Call 01/26/23)(b)	200	216,350
VTB Bank PJSC Via VTB Eurasia DAC, 9.50%, (Call 12/06/22)(b)(g)	800	860,900

		16,181,549

Saudi Arabia — 4.5%
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/39(b)	400	461,875
Almarai Sukuk Ltd., 4.31%, 03/05/24(b)	200	215,600
Arab National Bank, 3.33%, 10/28/30 (Call 10/28/25)(b)(g)	200	205,750
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(d)	200	205,437
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(b)	300	309,900
Dar Al-Arkan Sukuk Co. Ltd., 6.88%, 03/21/23(b)	400	420,200
Riyad Bank, 3.17%, 02/25/30 (Call 02/25/25)(b)(g)	600	613,425
SABIC Capital I BV
2.15%, 09/14/30 (Call 06/14/30)(b)	200	191,938
3.00%, 09/14/50 (Call 03/14/50)(b)	200	183,688
SABIC Capital II BV
4.00%, 10/10/23(b)	400	431,000
4.50%, 10/10/28(b)	400	456,825
Samba Funding Ltd., 2.75%, 10/02/24(b)	800	834,400
Saudi Arabian Oil Co.
1.63%, 11/24/25 (Call 10/24/25)(b)	600	605,430
2.25%, 11/24/30 (Call 08/24/30)(b)	800	770,900
3.25%, 11/24/50 (Call 05/24/50)(b)	1,000	911,250
3.50%, 04/16/29(b)	1,200	1,283,100
3.50%, 11/24/70 (Call 05/24/70)(b)	1,000	907,300
4.25%, 04/16/39(b)	1,200	1,307,100
4.38%, 04/16/49(b)	1,200	1,317,000

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Saudi Arabia (continued)
Saudi Electricity Global Sukuk Co. 2
3.47%, 04/08/23(b)	$200	$209,450
5.06%, 04/08/43(b)	400	470,700
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24(b)	400	431,875
5.50%, 04/08/44(b)	400	498,450
Saudi Electricity Global Sukuk Co. 4
4.22%, 01/27/24(b)	400	434,825
4.72%, 09/27/28(b)	600	702,487
Saudi Electricity Global Sukuk Co. 5
1.74%, 09/17/25(b)	400	401,375
2.41%, 09/17/30(b)	400	401,950
Saudi Telecom Co., 3.89%, 05/13/29(b)	400	440,450

		15,623,680

Singapore — 4.3%
BOC Aviation Ltd.
1.32%, 09/26/23 (Call 08/26/23), (3 mo. LIBOR US + 1.125%)(b)(g)	400	399,316
2.63%, 09/17/30 (Call 06/17/30)(b)(h)	400	386,325
3.00%, 09/11/29 (Call 06/11/29)(b)	500	497,750
3.25%, 04/29/25 (Call 03/29/25)(b)	600	625,800
3.50%, 10/10/24 (Call 09/10/24)(b)	400	425,075
3.50%, 09/18/27 (Call 06/18/27)(b)	600	634,875
3.88%, 04/27/26 (Call 01/27/26)(b)(h)	500	537,438
4.00%, 01/25/24 (Call 12/25/23)(b)	400	425,450
DBS Group Holdings Ltd.
3.30%, (Call 02/27/25)(b)(f)(g)	400	409,375
3.60%, (Call 09/07/21)(b)(f)(g)	800	805,400
4.52%, 12/11/28 (Call 12/11/23)(b)(g)	400	432,748
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	500	541,806
4.75%, 06/15/25 (Call 03/15/25)(h)	510	569,128
4.88%, 06/15/29 (Call 03/15/29)	350	398,545
4.88%, 05/12/30 (Call 02/12/30)(h)	400	460,176
GLP Pte Ltd., 3.88%, 06/04/25(b)	625	653,633
Olam International Ltd., 5.35%, (Call 07/20/21)(b)(f)(g)	300	300,056
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25)(b)(g)	600	597,030
4.25%, 06/19/24(b)	600	655,425
Singapore Airlines Ltd., 3.00%, 07/20/26 (Call 06/20/26)(b)	200	203,141
Singapore Telecommunications Ltd., 7.38%, 12/01/31(b)	300	432,342
SingTel Group Treasury Pte Ltd.
1.88%, 06/10/30 (Call 03/10/30)(b)	400	387,084
2.38%, 10/03/26(b)	400	420,075
2.38%, 08/28/29 (Call 05/28/29)(b)	400	405,075
3.25%, 06/30/25(b)	300	323,925
3.88%, 08/28/28 (Call 05/28/28)(b)	200	222,739
ST Engineering RHQ Ltd., 1.50%, 04/29/25 (Call 01/29/25)(b) .	400	403,325
United Overseas Bank Ltd.
1.25%, 04/14/26(d)	400	398,968
1.75%, 03/16/31 (Call 03/16/26)(b)(g)	200	197,512
2.00%, 10/14/31 (Call 10/14/26)(d)(g)	200	198,736
2.88%, 03/08/27 (Call 03/08/22)(b)(g)	400	405,075
3.50%, 09/16/26 (Call 09/16/21)(b)(g)	400	403,325
3.75%, 04/15/29 (Call 04/15/24)(b)(g)(h)	400	426,575
3.88%, (Call 10/19/23)(b)(f)(g)	400	412,825

		14,996,073

South Africa — 1.5%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30 (Call 07/01/30)(h)	400	414,960

Security	Par (000)	Value

South Africa (continued)
FirstRand Bank Ltd., 6.25%, 04/23/28 (Call 04/23/23)(b)(g)	$200	$211,663
Gold Fields Orogen Holdings BVI Ltd.
5.13%, 05/15/24 (Call 04/15/24)(b)	400	435,200
6.13%, 05/15/29 (Call 02/15/29)(b)	200	235,725
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26 (Call 03/04/23)(d)	400	421,875
MTN Mauritius Investments Ltd.
4.76%, 11/11/24(b)	450	475,537
6.50%, 10/13/26(b)	400	452,450
Sasol Financing USA LLC
4.38%, 09/18/26 (Call 08/18/26)	400	406,000
5.50%, 03/18/31 (Call 03/18/30)	500	508,025
5.88%, 03/27/24 (Call 02/27/24)	1,200	1,273,350
6.50%, 09/27/28 (Call 06/27/28)	400	441,380

		5,276,165

South Korea — 4.2%
Hanwha Life Insurance Co. Ltd., 4.70%, (Call 04/23/23)(b)(f)(g) .	400	416,450
Heungkuk Life Insurance Co. Ltd., 4.48%, (Call 11/09/22)(b)(f)(g)	200	202,413
Hyundai Capital Services Inc.
1.25%, 02/08/26(d)	200	195,746
3.75%, 03/05/23(b)	400	420,200
Kia Corp., 3.00%, 04/25/23(b)	400	415,575
Kookmin Bank 1.75%, 05/04/25(b)	400	407,160
2.50%, 11/04/30(b)(h)	200	195,034
2.88%, 03/25/23(b)	200	208,322
4.35%, (Call 07/02/24)(b)(f)(g)	200	210,663
Korea East-West Power Co. Ltd., 1.75%, 05/06/25(b)	600	610,800
Korea Electric Power Corp.
1.13%, 06/15/25(b)	400	399,075
2.50%, 06/24/24(b)	200	211,288
Korea Gas Corp.
2.88%, 07/16/29(b)	200	211,225
3.50%, 07/21/25(b)	200	219,287
3.50%, 07/02/26(b)	200	222,537
3.88%, 02/12/24(b)	200	217,975
6.25%, 01/20/42(b)	600	872,737
Korea Hydro & Nuclear Power Co. Ltd., 3.75%, 07/25/23(b)	400	428,325
Kyobo Life Insurance Co. Ltd., 3.95%, (Call 07/24/22)(b)(f)(g)	200	204,288
LG Chem Ltd.
3.25%, 10/15/24(b)	400	431,000
3.63%, 04/15/29(b)	200	216,725
NongHyup Bank
1.25%, 07/20/25(b)	400	399,640
3.88%, 07/30/23(b)	200	214,162
POSCO, 2.75%, 07/15/24(b)	600	632,737
Shinhan Bank Co. Ltd. 1.38%, 10/21/26(d)	200	199,800
1.88%, 04/24/25, (3 mo. LIBOR US + 1.700%)(b)(g)	200	208,288
3.88%, 11/05/23(b)	400	431,545
3.88%, 03/24/26(b)	200	218,346
3.88%, 12/07/26 (Call 12/07/21)(b)(g)	400	405,575
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(b)(h)	400	397,664
3.34%, 02/05/30 (Call 02/05/25)(b)(g)	200	209,038
5.88%, (Call 08/13/23)(b)(f)(g)	200	216,037
SK Battery America Inc., 2.13%, 01/26/26(b)	400	393,872
SK Hynix Inc.
1.00%, 01/19/24(d)	200	199,814

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Korea (continued)
1.50%, 01/19/26(d)	$400	$396,034
2.38%, 01/19/31(d)	500	478,604
3.00%, 09/17/24(b)	600	636,300
SK Innovation Co. Ltd., 4.13%, 07/13/23(b)	200	210,972
SK Telecom Co. Ltd., 3.75%, 04/16/23(b)	200	211,690
Woori Bank
4.25%, (Call 10/04/24)(b)(f)(g)	600	623,362
4.50%, (Call 09/27/21)(b)(f)(g)	600	607,050
5.25%, (Call 05/16/22)(b)(f)(g)	400	412,200

		14,619,555

Taiwan — 1.7%
Competition Team Technologies Ltd., 3.75%, 03/12/24(b)	600	645,113
Formosa Group Cayman Ltd., 3.38%, 04/22/25(b)	400	422,575
Foxconn Far East Ltd.
1.63%, 10/28/25(b)	600	602,666
2.50%, 10/28/30(b)	400	390,700
TSMC Global Ltd.
0.75%, 09/28/25(b)	600	585,948
1.00%, 09/28/27(b)	600	578,108
1.25%, 04/23/26 (Call 03/23/26)(d)	600	598,350
1.38%, 09/28/30(b)	800	739,344
1.75%, 04/23/28 (Call 02/23/28)(d)	400	395,896
2.25%, 04/23/31 (Call 01/23/31)(d)	1,000	991,070

		5,949,770

Thailand — 2.1%
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/34 (Call 09/25/29)(b)(g)	1,000	1,016,437
4.05%, 03/19/24(b)	600	650,362
4.45%, 09/19/28(b)	200	226,287
5.00%, 10/03/23(b)	200	220,038
5.00%, 12/31/49(b)	400	420,450
GC Treasury Center Co. Ltd.
2.98%, 03/18/31 (Call 12/18/30)(d)	400	397,860
4.30%, 03/18/51 (Call 09/18/50)(d)(h)	400	413,340
Kasikornbank PCL/Hong Kong
3.34%, 10/02/31 (Call 10/02/26)(b)(g)	600	613,237
5.28%, (Call 10/14/25)(b)(f)(g)	200	210,163
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70 (Call 01/16/70)(b)(h)	400	376,950
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27 (Call 04/10/27)(b)	400	412,450
3.90%, 12/06/59(b)	400	402,825
Siam Commercial Bank PCL/Cayman Islands
2.75%, 05/16/23(b)	200	207,600
3.90%, 02/11/24(b)	200	214,913
4.40%, 02/11/29(b)	400	449,450
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(b)	400	347,950
3.75%, 06/18/50(b)	400	363,360
5.38%, 11/20/48(b)	400	458,325

		7,401,997

Togo — 0.1%
Ecobank Transnational Inc., 9.50%, 04/18/24(b)	200	213,663

Turkey — 3.4%
Akbank T.A.S., 6.80%, 02/06/26(b)	400	412,825
Akbank TAS
5.13%, 03/31/25(b)	400	396,825
7.20%, 03/16/27 (Call 03/16/22)(b)(g)	200	200,788
Arcelik AS, 5.00%, 04/03/23(b)	200	206,350

Security	Par (000)	Value

Turkey (continued)
Coca-Cola Icecek AS, 4.22%, 09/19/24 (Call 06/19/24)(b)	$600	$626,175
KOC Holding AS
5.25%, 03/15/23 (Call 12/15/22)(b)	600	613,050
6.50%, 03/11/25 (Call 12/11/24)(b)	400	427,950
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 11/15/22)(b)	500	526,969
QNB Finansbank AS, 6.88%, 09/07/24(b)	400	422,575
Turk Telekomunikasyon AS
4.88%, 06/19/24(b)	400	412,375
6.88%, 02/28/25(b)	200	217,850
Turkcell Iletisim Hizmetleri AS
5.75%, 10/15/25(b)	200	213,162
5.80%, 04/11/28 (Call 01/11/28)(b)	400	417,875
Turkiye Garanti Bankasi AS
5.88%, 03/16/23(b)	200	206,850
6.13%, 05/24/27 (Call 05/24/22)(b)(g)	600	595,237
Turkiye Is Bankasi AS
6.13%, 04/25/24(b)	800	814,650
7.00%, 06/29/28 (Call 06/29/23)(b)(g)	400	398,825
7.75%, 01/22/30 (Call 01/22/25)(b)(g)	500	502,906
Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/20/24)(b)	400	392,700
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(b)	400	441,075
Turkiye Vakiflar Bankasi TAO
5.25%, 02/05/25(b)	400	389,575
6.50%, 01/08/26(b)	400	398,875
8.13%, 03/28/24(b)	400	423,325
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(b)	400	432,450
Yapi ve Kredi Bankasi AS
5.85%, 06/21/24(b)	200	201,788
6.10%, 03/16/23(b)	200	204,162
7.88%, 01/22/31 (Call 01/22/26)(d)(g)(h)	400	400,875
8.25%, 10/15/24(b)	400	427,875
13.88%, (Call 01/15/24)(b)(f)(g)	400	448,875

		11,774,812

Ukraine — 0.4%
Metinvest BV
7.75%, 10/17/29(b)	200	212,975
8.50%, 04/23/26 (Call 01/23/26)(b)	400	439,200
MHP Lux SA, 6.95%, 04/03/26(b)	400	409,700
MHP SE, 7.75%, 05/10/24(b)	400	420,950

		1,482,825

United Arab Emirates — 4.7%
Abu Dhabi Commercial Bank PJSC, 4.00%, 03/13/23(b)	400	423,950
Abu Dhabi National Energy Co. PJSC
3.40%, 04/29/51 (Call 10/29/50)(d)	200	201,500
3.88%, 05/06/24(b)	200	216,787
4.00%, 10/03/49(b)	200	220,662
4.38%, 04/23/25(b)	200	223,287
4.38%, 06/22/26(b)	400	454,825
4.88%, 04/23/30(b)	400	477,075
6.50%, 10/27/36(b)	300	421,931
ADCB Finance Cayman Ltd., 4.00%, 03/29/23(b)	200	211,600
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(b)(f)(g)	200	218,537
AHB Sukuk Co. Ltd., 4.38%, 09/19/23(b)	200	216,225
Aldar Sukuk Ltd., 4.75%, 09/29/25(b)	200	223,412
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29(b)	200	215,163
BOS Funding Ltd., 4.00%, 09/18/24(b)	200	207,850

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

United Arab Emirates (continued)
Commercial Bank of Dubai PSC, 6.00%, (Call 04/21/26)(b)(f)(g)	$200	$212,438
DIB Sukuk Ltd.
2.95%, 02/20/25(b)	200	209,288
2.95%, 01/16/26(b)	600	627,112
3.63%, 02/06/23(b)	400	416,875
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(b)(f)(g)	200	218,437
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (Call 05/19/26)(b)(f)(g)	400	419,875
EI Sukuk Co. Ltd., 1.83%, 09/23/25(b)	200	199,188
Emaar Sukuk Ltd.
3.64%, 09/15/26(b)	200	205,600
3.88%, 09/17/29(b)	200	202,288
EMG Sukuk Ltd., 4.56%, 06/18/24(b)	200	213,975
EMG SUKUK Ltd., 4.56%, 06/18/24(b)	200	213,975
Emirates NBD Bank PJSC
1.64%, 01/13/26(b)	400	399,375
6.13%, (Call 03/20/25)(b)(f)(g)	400	428,375
6.13%, (Call 04/09/26)(b)(f)(g)	200	218,787
Emirates Telecommunications Group Co. PJSC, 3.50%, 06/18/24(b)	200	215,350
Esic Sukuk Ltd., 3.94%, 07/30/24(b)	200	207,975
Fab Sukuk Co. Ltd.
2.50%, 01/21/25(b)	200	208,038
3.63%, 03/05/23(b)	200	210,350
3.88%, 01/22/24(b)	400	429,375
First Abu Dhabi Bank PJSC
1.10%, 07/08/24, (3 mo. LIBOR US + 0.900%)(b)(g)	400	401,375
4.50%, (Call 04/05/26)(b)(f)(g)	400	424,875
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(b)	400	402,875
2.16%, 03/31/34(d)	600	588,000
2.63%, 03/31/36(b)	800	776,000
2.94%, 09/30/40(d)	600	583,800
3.25%, 09/30/40(b)	400	389,500
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26 (Call 07/31/22)(b)	400	419,000
MAF Global Securities Ltd.
4.75%, 05/07/24(b)	400	436,375
5.50%, (Call 09/07/22)(b)(f)(g)	200	205,538
MAF Sukuk Ltd.
3.93%, 02/28/30(b)	200	214,663
4.64%, 05/14/29(b)	200	223,975
Mashreqbank PSC, 4.25%, 02/26/24(b)	200	214,475
National Central Cooling Co. PJSC, 2.50%, 10/21/27(b)	200	197,350
Noor Sukuk Co. Ltd., 4.47%, 04/24/23(b)	200	212,350
Rakfunding Cayman Ltd., 4.13%, 04/09/24(b)	200	213,913
Ruwais Power Co. PJSC, 6.00%, 08/31/36(b)	200	260,000
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25(b)	300	222,000
SIB Sukuk Co. III Ltd.
2.85%, 06/23/25(b)	200	208,850
4.23%, 04/18/23(b)	200	212,038
Tabreed Sukuk Spc Ltd., 5.50%, 10/31/25(b)	200	228,687

		16,425,119

United Kingdom — 0.1%
CK Hutchison International 21 Ltd.
1.50%, 04/15/26 (Call 03/15/26)(d)	200	200,296
2.50%, 04/15/31 (Call 01/15/31)(d)	200	198,612

		398,908

United States — 0.1%
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(d)	400	396,500

Security	Par/ Shares (000)	Value

Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29 (Call 05/07/23)(b)	$500	$503,688

Zambia — 1.2%
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 05/10/21)(b)	400	410,500
6.88%, 03/01/26 (Call 05/10/21)(b)	600	629,175
6.88%, 10/15/27 (Call 10/15/23)(b)	1,200	1,311,000
7.25%, 04/01/23 (Call 05/10/21)(b)	1,000	1,016,250
7.50%, 04/01/25 (Call 05/10/21)(b)	800	830,500

		4,197,425

Total Corporate Bonds & Notes — 97.4% (Cost: $336,229,525)		340,334,226

Foreign Government Obligations(a)

Nigeria — 0.4%
Africa Finance Corp.
3.13%, 06/16/25(b)	400	411,375
3.75%, 10/30/29(b)	400	414,875
3.88%, 04/13/24(b)	400	422,375
4.38%, 04/17/26(b)	200	216,500

		1,465,125

South Korea — 0.0%
Industrial Bank of Korea, 1.04%, 06/22/25(b)	200	197,758

Supranational — 0.5%
Africa Finance Corp., 2.88%, 04/28/28(d)	200	198,188
African Export-Import Bank (The)
3.99%, 09/21/29 (Call 06/23/29)(b)	800	834,750
5.25%, 10/11/23(b)	600	647,062

		1,680,000

Total Foreign Government Obligations — 0.9% (Cost: $3,298,136)		3,342,883

Short-Term Investments

Money Market Funds — 8.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(l)(m)(n)	24,788	24,800,069
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(l)(m)	4,387	4,387,000

		29,187,069

Total Short-Term Investments — 8.4% (Cost: $29,181,896)		29,187,069

Total Investments in Securities — 106.7% (Cost: $368,709,557)		372,864,178

Other Assets, Less Liabilities — (6.7)%		(23,378,454)

Net Assets — 100.0%		$349,485,724

(a)	U.S. dollar denominated security issued by foreign domiciled entity.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® J.P. Morgan EM Corporate Bond ETF

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Perpetual security with no stated maturity date.
(g)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(h)	All or a portion of this security is on loan.
(i)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(j)	Zero-coupon bond.
(k)	When-issued security.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period-end.
(n)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$11,553,871	$13,250,756	(a)	$—	$(1,272)	$(3,286)	$24,800,069	24,788	$31,198	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,577,000	1,810,000	(a)	—	—	—	4,387,000	4,387	262		—

					$(1,272)	$(3,286)	$29,187,069		$31,460		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$340,334,226	$—	$340,334,226
Foreign Government Obligations	—	3,342,883	—	3,342,883
Money Market Funds	29,187,069	—	—	29,187,069

	$29,187,069	$343,677,109	$—	$372,864,178

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) April 30, 2021	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes(a)

Argentina — 0.9%
Agua y Saneamientos Argentinos SA, 6.63%, 02/01/23 (Call 05/10/21)(b)	$150	$72,872
Arcor SAIC, 6.00%, 07/06/23 (Call 07/06/21)(b)	300	286,463
Arcos Dorados Holdings Inc., 5.88%, 04/04/27 (Call 04/04/22)(b)	200	210,788
MercadoLibre Inc., 3.13%, 01/14/31 (Call 10/14/30)	400	381,100
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 02/01/22)(b)	300	204,249
Pampa Energia SA, 7.50%, 01/24/27 (Call 01/24/22)(b)	400	326,400
Transportadora de Gas del Sur SA, 6.75%, 05/02/25 (Call 05/02/22)(b)	300	260,306
YPF SA
1.50%, 09/30/33 (Call 03/30/33)(c)(d)	300	133,275
2.50%, 06/30/29 (Call 12/30/28)(c)(d)	200	107,500
4.00%, 02/12/26 (Call 11/12/25)(c)(d)	200	160,540
6.95%, 07/21/27(b)	500	303,125
7.00%, 12/15/47 (Call 06/15/47)(b)	300	167,775
8.50%, 07/28/25(b)	650	463,937
8.75%, 04/04/24(b)	541	438,311
YPF Socidad Anonima, 2.50%, 06/30/29 (Call 12/30/28)	100	53,750
YPF Sociedad Anonima, 4.00%, 02/12/26 (Call 11/12/25)	100	80,270

		3,650,661

Azerbaijan — 0.4%
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(b)	550	544,328
Southern Gas Corridor CJSC, 6.88%, 03/24/26(b)	1,000	1,200,813

		1,745,141

Bahrain — 0.3%
BBK BSC, 5.50%, 07/09/24(b)	200	210,600
GFH Sukuk Ltd., 7.50%, 01/28/25(b)	200	196,000
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27(b)	600	671,175

		1,077,775

Brazil — 11.4%
Adecoagro SA, 6.00%, 09/21/27 (Call 09/21/22)	200	209,625
Amaggi Luxembourg International Sarl, 5.25%, 01/28/28 (Call 01/28/25)(c)	400	416,350
Atento Luxco 1 SA, 8.00%, 02/10/26 (Call 02/10/24)	200	217,287
B2W Digital Lux Sarl, 4.38%, 12/20/30 (Call 09/20/30)(b)	400	393,200
Banco Bradesco SA/Cayman Islands, 3.20%, 01/27/25(b)	400	408,500
Banco BTG Pactual SA/Cayman Islands
2.75%, 01/11/26 (Call 12/11/25)(b)	200	189,438
4.50%, 01/10/25 (Call 12/10/24)(b)	600	615,487
7.75%, 02/15/29 (Call 02/15/24)(b)(e)	200	211,537
Banco do Brasil SA/Cayman
4.63%, 01/15/25(b)	600	640,350
4.75%, 03/20/24(b)	400	427,400
4.88%, 04/19/23(b)	400	425,450
6.25%, (Call 04/15/24)(b)(e)(f)	1,000	988,750
9.00%, (Call 06/18/24)(b)(e)(f)	1,200	1,312,350
9.25%, 12/31/49 (Call 04/15/23)(b)	600	650,175
Banco Safra SA/Cayman Islands, 4.13%, 02/08/23(b)	200	207,400
Banco Votorantim SA, 4.38%, 07/29/25(b)	400	416,188
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(b)	400	467,075
Braskem Finance Ltd., 6.45%, 02/03/24	600	667,050
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(b)	600	624,000
4.50%, 01/31/30(b)(g)	800	813,200
5.88%, 01/31/50(b)	400	417,500

Security	Par (000)	Value

Brazil (continued)
8.50%, 01/23/81 (Call 10/24/25)(b)(e)	$200	$230,250
BRF SA
4.88%, 01/24/30 (Call 10/24/29)(b)	400	410,300
5.75%, 09/21/50 (Call 03/21/50)(b)	400	390,690
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(b)	800	919,800
Centrais Eletricas Brasileiras SA
3.63%, 02/04/25(b)	400	405,900
4.63%, 02/04/30(b)	400	403,380
Cosan Luxembourg SA, 7.00%, 01/20/27 (Call 01/20/22)(b)(g)	600	639,487
Cosan SA, 5.50%, 09/20/29 (Call 09/20/24)(b)	400	426,200
CSN Inova Ventures, 6.75%, 01/28/28 (Call 01/28/24)(b)	600	649,950
CSN Islands XII Corp., 7.00%, (Call 06/23/21)(b)(f)(g)	600	604,125
CSN Resources SA
7.63%, 02/13/23 (Call 05/31/21)(b)	400	415,950
7.63%, 04/17/26 (Call 04/17/22)(b)	200	214,410
Embraer Netherlands Finance BV
5.05%, 06/15/25	600	628,500
5.40%, 02/01/27	400	419,750
FS Luxembourg Sarl, 10.00%, 12/15/25 (Call 12/15/23)	400	435,220
Globo Comunicacao e Participacoes SA, 4.88%, 01/22/30(b)	400	404,720
Gol Finance SA, 7.00%, 01/31/25 (Call 01/31/22)(b)	300	273,600
Guara Norte Sarl, 5.20%, 06/15/34(c)	400	401,500
Hidrovias International Finance Sarl, 4.95%, 02/08/31 (Call 02/08/26)(c)	200	203,163
InterCement Financial Operations BV, 5.75%, 07/17/24 (Call 05/31/21)(b)	400	377,084
Itau Unibanco Holding SA/Cayman Island
3.25%, 01/24/25(b)	200	205,050
3.88%, 04/15/31 (Call 01/15/26)(b)(e)	200	194,200
4.50%, 11/21/29 (Call 11/21/24)(b)(e)(g)	600	604,170
4.63%, (Call 02/27/25)(b)(e)(f)	400	380,200
5.13%, 05/13/23(b)(g)	920	974,797
6.13%, (Call 12/12/22)(b)(e)(f)	600	607,050
6.50%, (Call 03/19/23)(b)(e)(f)(g)	400	408,575
JBS Investments II GmbH
5.75%, 01/15/28 (Call 07/15/22)(b)	400	423,160
7.00%, 01/15/26 (Call 01/15/22)(b)	400	425,920
JBS USA LUX SA/JBS USA Finance Inc., 6.75%, 02/15/28 (Call 02/15/23)(b)(g)	500	548,700
JSM Global Sarl, 4.75%, 10/20/30 (Call 07/20/30)	200	201,913
Klabin Austria GmbH
3.20%, 01/12/31 (Call 10/12/30)(b)	200	189,438
5.75%, 04/03/29 (Call 01/03/29)(b)	400	444,500
7.00%, 04/03/49 (Call 10/03/48)(b)	400	488,960
Klabin Finance SA, 4.88%, 09/19/27(b)	200	217,800
MARB BondCo PLC, 3.95%, 01/29/31 (Call 01/29/26)(c)	800	762,400
Minerva Luxembourg SA, 4.38%, 03/18/31 (Call 03/18/26)(c)	400	388,104
Movida Europe SA, 5.25%, 02/08/31 (Call 02/08/26)(c)	200	195,850
Natura Cosmeticos SA, 5.38%, 02/01/23 (Call 05/21/21)(b)	400	411,200
NBM U.S. Holdings Inc.
6.63%, 08/06/29 (Call 08/06/24)(b)	400	443,000
7.00%, 05/14/26 (Call 05/14/22)(b)	400	430,075
Odebrecht Drilling Norbe VIII/IX Ltd., 7.35%, (7.35% PIK), 12/01/26 (Call 05/31/21)(b)(g)(h)	423	168,706
Odebrecht Holdco Finance Ltd., 0.00%, 09/10/58 (Call 06/01/21)(b)(i)	800	21,200
Odebrecht Offshore Drilling Finance Ltd., 7.72%, (7.72% PIK), 12/01/26 (Call 12/01/21)(b)(h)	741	143,636
Oi SA, 10.00%, (4.00% PIK), 07/27/25(h)	800	836,400

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
Petrobras Global Finance BV
4.38%, 05/20/23	$400	$423,950
5.09%, 01/15/30(g)	1,765	1,865,164
5.30%, 01/27/25	500	553,844
5.60%, 01/03/31 (Call 10/03/30)(g)	1,400	1,510,250
5.75%, 02/01/29	400	445,240
6.00%, 01/27/28	1,068	1,204,170
6.25%, 03/17/24	400	447,904
6.75%, 01/27/41	500	566,656
6.75%, 06/03/50 (Call 12/03/49)	800	872,368
6.85%, 06/05/2115(g)	1,153	1,214,513
6.88%, 01/20/40	500	574,000
6.90%, 03/19/49	900	1,007,865
7.25%, 03/17/44(g)	686	800,905
7.38%, 01/17/27	851	1,028,646
8.75%, 05/23/26	479	609,120
Rede D’or Finance Sarl
4.50%, 01/22/30 (Call 10/22/29)(b)	200	197,000
4.95%, 01/17/28 (Call 10/17/27)(b)	800	826,650
Rumo Luxembourg Sarl
5.25%, 01/10/28 (Call 01/10/24)(b)	400	423,450
5.88%, 01/18/25 (Call 01/18/22)(b)	200	210,900
Simpar Europe SA, 5.20%, 01/26/31 (Call 01/26/26)(c)	400	403,000
Ultrapar International SA
5.25%, 10/06/26(b)(g)	400	430,950
5.25%, 06/06/29(b)	400	419,960
Unigel Luxembourg SA, 8.75%, 10/01/26 (Call 10/01/22)(b)	200	215,168
Usiminas International Sarl, 5.88%, 07/18/26 (Call 07/18/23)(b)	400	429,575

		46,368,543

Chile — 0.4%
AES Gener SA, 7.13%, 03/26/79 (Call 04/07/24)(b)(e)	400	424,000
Empresa Electrica Guacolda SA, 4.56%, 04/30/25 (Call 01/30/25)(b)	200	156,000
EnfraGen Energia Sur SA, 5.38%, 12/30/30 (Call 12/30/25)	400	396,388
Kenbourne Invest SA, 6.88%, 11/26/24 (Call 11/26/21)(b)	200	212,660
VTR Comunicaciones SpA, 5.13%, 01/15/28 (Call 07/15/23)(b)(g)	400	418,575
VTR Finance NV, 6.38%, 07/15/28 (Call 07/15/23)(b)	200	216,000

		1,823,623

China — 6.0%
Agile Group Holdings Ltd., 7.88%, (Call 07/31/24)(b)(e)(f)	800	814,400
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25)(b)(e)(f)	1,700	1,753,975
Central Plaza Development Ltd., 5.75%, (Call 11/14/24)(b)(e)(f)	200	187,350
China Evergrande Group
7.50%, 06/28/23 (Call 05/31/21)(b)	700	613,506
8.75%, 06/28/25 (Call 06/28/21)(b)	2,400	1,948,200
10.50%, 04/11/24 (Call 04/11/22)(b)	400	358,950
China SCE Group Holdings Ltd.
7.00%, 05/02/25 (Call 05/02/23)(b)	400	404,700
7.38%, 04/09/24 (Call 04/09/22)(b)	200	208,225
China Shenhua Overseas Capital Co. Ltd., 3.88%, 01/20/25(b)	400	416,075
CIFI Holdings Group Co. Ltd.
5.95%, 10/20/25 (Call 07/20/23)(b)	400	422,950
6.45%, 11/07/24 (Call 11/07/22)(b)	400	422,950
Easy Tactic Ltd.
5.88%, 02/13/23 (Call 05/31/21)(b)	400	374,200
11.75%, 08/02/23(b)	200	207,038

Security	Par (000)	Value

China (continued)
Easy Trade Global Co.Ltd., 4.00%, 11/10/25(b)	$200	$202,938
Fortune Star BVI Ltd.
5.05%, 01/27/27 (Call 01/27/25)(b)	200	199,100
5.95%, 10/19/25 (Call 10/19/23)(b)	400	416,700
Franshion Brilliant Ltd., 6.00%, (Call 02/08/26)(b)(e)(f)	400	398,375
Greenland Global Investment Ltd., 5.88%, 07/03/24(b)	200	170,600
Huarong Finance 2017 Co. Ltd.
4.00%, (Call 11/07/22)(b)(e)(f)	400	252,000
4.50%, (Call 01/24/22)(b)(e)(f)	700	448,875
Huarong Finance II Co. Ltd., 2.88%, (Call 09/14/21)(b)(e)(f)	200	130,000
Kaisa Group Holdings Ltd.
9.38%, 06/30/24 (Call 06/30/21)(b)	1,600	1,588,800
9.75%, 09/28/23 (Call 09/28/22)(b)	400	410,700
9.95%, 07/23/25 (Call 01/23/23)(b)	200	192,475
10.50%, 01/15/25 (Call 01/15/23)(b)	200	198,538
10.88%, 07/23/23 (Call 07/23/21)(b)	400	416,950
11.25%, 04/16/25 (Call 04/16/23)(b)	400	404,075
11.95%, 11/12/23 (Call 11/12/21)(b)	400	422,450
KWG Group Holdings Ltd., 5.88%, 11/10/24 (Call 11/10/21)(b)	400	406,825
Lenovo Group Ltd.
4.75%, 03/29/23(b)	400	422,200
5.88%, 04/24/25(b)	600	679,425
Proven Glory Capital Ltd., 4.00%, 02/21/27(b)	200	207,287
Proven Honour Capital Ltd.
4.13%, 05/19/25(b)	600	629,362
4.13%, 05/06/26(b)	1,000	1,054,562
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26 (Call 01/12/24)(b)	200	200,750
Scenery Journey Ltd., 13.75%, 11/06/23 (Call 11/06/21)(b)	300	283,594
Shui On Development Holding Ltd.
5.75%, 11/12/23 (Call 11/12/21)(b)	400	411,375
6.15%, 08/24/24 (Call 08/24/22)(b)	400	416,375
6.40%, (Call 06/20/22)(b)(e)(f)	200	201,850
Sino-Ocean Land Treasure III Ltd., 4.90%, (Call 09/21/22)(b)(e)(f)	400	344,575
Sunac China Holdings Ltd.
5.95%, 04/26/24 (Call 01/26/23)(b)	400	405,000
6.50%, 07/09/23 (Call 07/09/22)(b)	200	204,750
6.50%, 01/10/25 (Call 01/10/23)(b)	400	406,000
6.50%, 01/26/26 (Call 01/26/24)(b)	200	201,000
6.65%, 08/03/24 (Call 08/03/22)(b)	400	411,575
7.00%, 07/09/25 (Call 07/09/23)(b)	400	410,000
8.35%, 04/19/23 (Call 05/31/21)(b)	400	417,700
Times China Holdings Ltd., 6.75%, 07/08/25 (Call 07/08/23)(b)	400	408,825
Wanda Properties International Co. Ltd., 7.25%, 01/29/24(b)	400	395,575
Well Hope Development Ltd., 3.88%, (Call 10/19/22)(b)(e)(f)	600	610,800
Yancoal International Resources Development Co. Ltd., 3.50%, 11/04/23(b)	400	400,325
Yuzhou Group Holdings Co. Ltd.
6.35%, 01/13/27 (Call 01/13/25)(b)	200	165,125
7.38%, 01/13/26 (Call 01/13/24)(b)	400	337,500
8.38%, 10/30/24 (Call 10/30/22)(b)	200	182,500
8.50%, 02/26/24 (Call 02/26/22)(b)	400	371,000

		24,570,950

Colombia — 1.0%
AI Candelaria Spain SLU, 7.50%, 12/15/28 (Call 09/15/28)(b)	550	631,812
Banco Davivienda SA, 6.65%, (Call 04/22/31)(c)(e)(f)	200	203,310

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colombia (continued)
Banco de Bogota SA
5.38%, 02/19/23(b)	$200	$211,475
6.25%, 05/12/26(b)	600	671,700
Bancolombia SA
4.63%, 12/18/29 (Call 12/18/24)(e)	200	201,626
4.88%, 10/18/27 (Call 10/18/22)(e)(g)	400	405,450
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30 (Call 04/17/30)(b)(g)	200	210,480
Geopark Ltd., 5.50%, 01/17/27 (Call 01/17/24)(b)	200	204,825
Grupo Aval Ltd., 4.38%, 02/04/30 (Call 11/04/29)(b)	600	600,675
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(b)	200	212,500
6.25%, 03/25/29 (Call 03/25/24)(b)	360	401,355
Termocandelaria Power Ltd., 7.88%, 01/30/29 (Call 01/30/23)(b)(g)	185	200,471

		4,155,679

Congo — 0.1%
HTA Group Ltd./Mauritius, 7.00%, 12/18/25 (Call 06/18/22)(b)	400	425,700

Egypt — 0.1%
Embraer Netherlands Finance BV, 6.95%, 01/17/28(b)	400	448,000

Ghana — 0.2%
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 04/04/22)(b)	400	388,125
Tullow Oil PLC, 7.00%, 03/01/25 (Call 06/01/21)(b)	400	342,000

		730,125

Guatemala — 0.1%
Central American Bottling Corp., 5.75%, 01/31/27 (Call 01/31/22)(b)	300	315,750
Investment Energy Resources Ltd., 6.25%, 04/26/29 (Call 04/26/25)(c)	200	212,700

		528,450

Hong Kong — 2.3%
Bank of Communications Hong Kong Ltd., 3.73%, (Call 03/03/25)(b)(e)(f)	250	254,984
Bank of East Asia Ltd. (The)
5.63%, (Call 05/18/22)(b)(e)(f)	400	409,200
5.83%, (Call 10/21/25)(b)(e)(f)	250	266,172
5.88%, (Call 09/19/24)(b)(e)(f)	250	266,062
CAS Capital No. 1 Ltd., 4.00%, (Call 07/12/26)(b)(e)(f)	400	399,375
Celestial Dynasty Ltd., 4.25%, 06/27/29(b)	800	816,900
Celestial Miles Ltd., 5.75%, (Call 01/31/24)(b)(e)(f)	200	212,162
China CITIC Bank International Ltd., 7.10%, (Call 11/06/23)(b)(e)(f)	400	435,450
FWD Group Ltd.
5.75%, 07/09/24(b)	200	211,788
6.38%, (Call 09/13/24)(b)(e)(f)	800	820,900
Henderson Land MTN Ltd., 2.38%, 05/27/25(b)	400	401,075
Industrial & Commercial Bank of China Asia Ltd., 4.25%, (Call 07/21/21)(b)(e)(f)	1,000	1,005,500
Li & Fung Ltd., 5.25%, (Call 11/03/21)(b)(f)	200	143,600
Nanyang Commercial Bank Ltd., 5.00%, (Call 06/02/22)(b)(e)(f)	600	605,250
New World China Land Ltd., 4.75%, 01/23/27(b)	400	422,450
NWD Finance BVI Ltd.
4.80%, (Call 09/09/23)(b)(f)	200	195,100
5.25%, (Call 03/22/26)(b)(e)(f)	600	640,425
6.25%, (Call 03/07/24)(b)(f)	800	835,650
NWD MTN Ltd.
4.13%, 07/18/29(b)	800	820,650
4.50%, 05/19/30(b)	200	210,163

Security	Par (000)	Value

Hong Kong (continued)
Wheelock MTN BVI Ltd., 2.38%, 01/25/26(b)	$200	$199,475

		9,572,331

India — 2.1%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28(b)	600	621,144
5.95%, 07/31/24(b)	425	460,408
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(b)	400	441,200
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27 (Call 02/09/24)(c)	200	202,700
Delhi International Airport Ltd.
6.13%, 10/31/26(b)	200	200,038
6.45%, 06/04/29(b)	400	396,200
Future Retail Ltd., 5.60%, 01/22/25 (Call 01/22/23)(b)	200	159,538
Greenko Dutch BV, 3.85%, 03/29/26 (Call 03/29/23)(c)	400	405,375
Greenko Investment Co., 4.88%, 08/16/23 (Call 06/01/21)(b)	200	202,662
Greenko Solar Mauritius Ltd.
5.55%, 01/29/25 (Call 01/29/22)(b)	400	411,500
5.95%, 07/29/26 (Call 07/29/22)(b)	200	214,600
JSW Steel Ltd., 5.95%, 04/18/24(b)	400	427,700
Network i2i Ltd.
3.98%, (Call 03/03/26)(c)(e)(f)	200	201,000
5.65%, (Call 01/15/25)(b)(e)(f)	600	637,425
Periama Holdings LLC/DE, 5.95%, 04/19/26(b)	400	426,300
ReNew Power Synthetic, 6.67%, 03/12/24 (Call 05/31/21)(b)	200	209,537
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9
Subsidiaries, 4.50%, 07/14/28 (Call 10/14/23)(c)	400	397,500
Shriram Transport Finance Co. Ltd., 4.40%, 03/13/24	200	197,750
Vedanta Resources Finance II PLC
8.95%, 03/11/25 (Call 09/11/24)(c)	600	591,600
9.25%, 04/23/26 (Call 04/23/23)(b)	200	179,225
13.88%, 01/21/24 (Call 12/21/22)(b)	400	438,700
Vedanta Resources Ltd.
6.13%, 08/09/24 (Call 08/09/21)(b)	600	512,175
7.13%, 05/31/23(b)	500	470,875

		8,405,152

Indonesia — 0.7%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 10/31/22)(b)	500	512,281
Indika Energy Capital III Pte Ltd., 5.88%, 11/09/24 (Call 11/09/21)(b)	800	810,400
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26 (Call 05/14/23)(b)(g)	800	868,150
Saka Energi Indonesia PT, 4.45%, 05/05/24(b)	400	333,950
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33 (Call 04/24/26)(b)	177	201,702

		2,726,483

Israel — 2.3%
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)	400	410,275
4.88%, 03/30/26 (Call 12/30/25)	400	412,520
5.38%, 03/30/28 (Call 09/30/27)	400	412,875
5.88%, 03/30/31 (Call 09/30/30)	200	205,938
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(c)	200	209,225
6.13%, 06/30/25 (Call 03/30/25)(c)	200	219,000
6.50%, 06/30/27 (Call 12/30/26)(c)	400	443,575
6.75%, 06/30/30 (Call 12/30/29)(c)	300	335,962
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	500	538,810
Teva Pharmaceutical Finance Netherlands III BV 2.80%, 07/21/23	1,475	1,463,200

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Israel (continued)
3.15%, 10/01/26	$1,900	$1,781,725
4.10%, 10/01/46(g)	1,050	895,125
6.00%, 04/15/24 (Call 01/15/24)	600	630,000
6.75%, 03/01/28 (Call 12/01/27)(g)	600	648,750
7.13%, 01/31/25 (Call 10/31/24)	600	649,875

		9,256,855

Jamaica — 0.4%
Digicel Group 0.5 Ltd. (2.00% PIK), 10.00%, 04/01/24 (Call 05/17/21)(h)	737	722,422
Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd., 8.75%, 05/25/24 (Call 05/25/21)(b)	550	572,375
Digicel Ltd., 6.75%, 03/01/23 (Call 05/17/21)(b)	400	376,875

		1,671,672

Kuwait — 0.2%
Burgan Bank SAK, 5.75%, (Call 07/09/24)(b)(e)(f)	400	396,075
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(b)	400	393,200
4.50%, 02/23/27(b)	200	195,850

		985,125

Luxembourg — 0.5%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(b)	600	591,750
7.50%, 05/15/26 (Call 05/15/21)(b)	1,400	1,450,092

		2,041,842

Macau — 1.9%
Champion Path Holdings Ltd.
4.50%, 01/27/26 (Call 01/27/24)(b)	200	209,250
4.85%, 01/27/28 (Call 01/27/25)(b)	400	420,075
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 05/31/21)(b)	200	204,937
5.25%, 04/26/26 (Call 04/26/22)(b)	800	834,400
5.38%, 12/04/29 (Call 12/04/24)(b)	600	635,700
5.63%, 07/17/27 (Call 07/17/22)(b)	200	211,662
5.75%, 07/21/28 (Call 07/21/23)(b)	400	429,450
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(c)	200	205,750
5.25%, 06/18/25 (Call 06/18/22)(b)	200	208,850
5.38%, 05/15/24 (Call 05/15/21)(b)	800	823,400
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(b)	200	204,038
6.00%, 07/15/25 (Call 07/15/22)(b)	400	422,200
6.50%, 01/15/28 (Call 07/15/23)(b)	400	433,500
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 05/31/21)(b)	400	405,400
5.13%, 12/15/29 (Call 12/15/24)(b)	800	819,750
5.50%, 01/15/26 (Call 06/15/22)(b)	200	209,250
5.50%, 10/01/27 (Call 10/01/22)(b)	400	417,575
Wynn Macau Ltd. SR, 5.63%, 08/26/28 (Call 08/26/23)(b)	600	629,250

		7,724,437

Mexico — 8.5%
Banco Mercantil del Norte SA/Grand Cayman
6.75%, (Call 09/27/24)(b)(e)(f)	500	523,063
7.50%, (Call 06/27/29)(b)(e)(f)	400	440,325
7.63%, 12/31/49 (Call 01/06/28)(b)(f)	200	220,750
8.38%, 12/31/49 (Call 10/14/30)	200	235,690
BBVA Bancomer SA/Texas
5.13%, 01/18/33 (Call 01/17/28)(b)(e)	600	621,863
5.88%, 09/13/34 (Call 09/13/29)(b)(e)	350	381,784
Braskem Idesa SAPI, 7.45%, 11/15/29 (Call 11/15/24)(b)(g)	400	402,700

Security	Par (000)	Value

Mexico (continued)
Cemex SAB de CV
3.88%, 07/11/31 (Call 07/11/26)(b)	$800	$788,760
5.20%, 09/17/30 (Call 09/17/25)(b)	600	652,920
5.45%, 11/19/29 (Call 11/19/24)(b)	600	657,112
7.38%, 06/05/27 (Call 06/05/23)(b)	400	452,100
Credito Real SAB de CV, 8.00%, 01/21/28 (Call 01/21/25)	200	192,440
Credito Real SAB de CV SOFOM ER, 8.00%, 01/21/28 (Call 01/21/25)(c)(g)	200	192,440
Grupo Bimbo SAB de CV, 5.95%, (Call 04/17/23)(b)(e)(f)	200	211,450
Mexico Remittances Funding Fiduciary Estate Management Sarl, 4.88%, 01/15/28	200	187,250
Nemak SAB de CV, 4.75%, 01/23/25 (Call 05/31/21)(b)	200	205,850
Petroleos Mexicanos
4.50%, 01/23/26	600	605,250
4.88%, 01/18/24(g)	600	621,863
5.35%, 02/12/28	1,200	1,174,500
5.95%, 01/28/31 (Call 10/28/30)	2,100	2,027,340
6.35%, 02/12/48	1,602	1,361,700
6.38%, 01/23/45	795	682,209
6.49%, 01/23/27 (Call 11/23/26)	1,150	1,216,125
6.50%, 03/13/27	3,000	3,180,000
6.50%, 01/23/29(g)	1,000	1,015,250
6.50%, 06/02/41(g)	800	715,150
6.63%, 06/15/35	1,200	1,151,700
6.75%, 09/21/47	3,200	2,832,000
6.84%, 01/23/30 (Call 10/23/29)	2,500	2,568,750
6.88%, 10/16/25 (Call 09/16/25)	500	547,500
6.88%, 08/04/26	1,900	2,051,050
6.95%, 01/28/60 (Call 07/28/59)	2,000	1,758,550
7.69%, 01/23/50 (Call 07/23/49)(g)	4,250	4,090,625
Total Play Telecomunicaciones SA de CV, 7.50%, 11/12/25 (Call 12/12/23)	400	398,500
Unifin Financiera SAB de CV, 9.88%, 01/28/29 (Call 01/28/25)(b)	400	392,660

		34,757,219

Morocco — 0.4%
OCP SA
4.50%, 10/22/25(b)	200	212,287
5.63%, 04/25/24(b)	800	868,400
6.88%, 04/25/44(b)	400	482,075

		1,562,762

Nigeria — 0.3%
IHS Netherlands Holdco BV
7.13%, 03/18/25 (Call 09/18/21)(b)	200	208,075
8.00%, 09/18/27 (Call 09/18/22)(b)	600	651,000
SEPLAT Petroleum Development Co. PLC, 7.75%, 04/01/26 (Call 04/01/23)(c)	200	204,060

		1,063,135

Oman — 0.3%
National Bank of Oman SAOG, 5.63%, 09/25/23(b)	200	209,663
Oztel Holdings SPC Ltd.
5.63%, 10/24/23(b)	400	425,325
6.63%, 04/24/28(b)	500	555,406

		1,190,394

Panama — 0.4%
C&W Senior Financing DAC
6.88%, 09/15/27 (Call 09/15/22)(b)(g)	800	850,000
7.50%, 10/15/26 (Call 10/15/21)(b)	200	212,000

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Panama (continued)
Cable Onda SA, 4.50%, 01/30/30 (Call 01/30/25)(b)	$400	$424,000

		1,486,000

Paraguay — 0.1%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(b)(i)	492	358,573
Telefonica Celular del Paraguay SA, 5.88%, 04/15/27 (Call 04/15/22)(b)	200	211,412

		569,985

Peru — 0.6%
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, 06/01/28(b)	400	406,570
Inkia Energy Ltd., 5.88%, 11/09/27 (Call 11/09/22)(b)(g)	400	400,000
InRetail Consumer, 3.25%, 03/22/28 (Call 01/22/28)(c)	400	380,660
Nexa Resources SA, 5.38%, 05/04/27 (Call 02/04/27)(b)(g)	600	636,600
Orazul Energy Egenor SCA, 5.63%, 04/28/27 (Call 04/28/22)(b)(g)	200	201,000
Peru LNG Srl, 5.38%, 03/22/30(b)	400	333,575

		2,358,405

Philippines — 0.8%
JGSH Philippines Ltd., 4.13%, 07/09/30(b)	400	425,700
Jollibee Worldwide Pte Ltd., 3.90%, (Call 01/23/25)(b)(e)(f)	400	383,325
Manila Water Co. Inc., 4.38%, 07/30/30 (Call 07/30/25)(b)	200	210,725
Petron Corp., 4.60%, (Call 07/19/23)(b)(e)(f)	200	200,163
San Miguel Crop., 5.50%, (Call 07/29/25)(b)(e)(f)	400	417,000
SMC Global Power Holdings Corp.
5.70%, (Call 01/21/26)(b)(e)(f)	200	203,537
6.50%, (Call 04/25/24)(b)(e)(f)	800	823,400
7.00%, (Call 10/21/25)(b)(e)(f)	400	424,450

		3,088,300

Qatar — 0.1%
Commercial Bank PSQC (The), 4.50%, (Call 03/03/26)(b)(e)(f)	400	400,375

Russia — 2.1%
Alfa Bank AO Via Alfa Bond Issuance PLC
5.95%, 04/15/30 (Call 04/15/25)(b)(e)	800	822,150
6.95%, (Call 04/30/23)(b)(e)(f)	400	413,575
Credit Bank of Moscow Via CBOM Finance PLC
4.70%, 01/29/25(b)	200	202,350
8.88%, (Call 11/10/22)(b)(e)(f)	400	397,700
Eurochem Finance DAC, 5.50%, 03/13/24(b)	400	434,000
Evraz PLC
5.25%, 04/02/24(b)	400	430,460
5.38%, 03/20/23(b)	600	635,925
Metalloinvest Finance DAC, 4.85%, 05/02/24(b)	600	640,800
Polyus Finance PLC, 5.25%, 02/07/23(b)	400	420,700
TMK OAO Via TMK Capital SA, 4.30%, 02/12/27(b)	400	402,200
Uralkali OJSC Via Uralkali Finance DAC, 4.00%, 10/22/24(b)	400	414,950
VEON Holdings BV
3.38%, 11/25/27 (Call 08/25/27)(b)	600	601,800
4.00%, 04/09/25 (Call 01/09/25)(b)	600	629,063
4.95%, 06/16/24 (Call 03/16/24)(b)	400	428,075
5.95%, 02/13/23(b)	600	638,175
VTB Bank PJSC Via VTB Eurasia DAC, 9.50%, (Call 12/06/22)(b)(e)(f)	1,050	1,129,931

		8,641,854

Saudi Arabia — 0.2%
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(c)	200	205,438
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(b)	200	206,600
Dar Al-Arkan Sukuk Co. Ltd., 6.75%, 02/15/25(b)	600	620,737

		1,032,775

Security	Par (000)	Value

Singapore — 0.1%
Olam International Ltd., 5.35%, (Call 07/20/21)(b)(e)(f)	$200	$200,038
Singapore Airlines Ltd., 3.00%, 07/20/26 (Call 06/20/26)(b)	400	406,282

		606,320

South Africa — 1.4%
Eskom Holdings SOC Ltd.
6.35%, 08/10/28(b)	600	652,312
6.75%, 08/06/23(b)	617	644,495
7.13%, 02/11/25(b)	660	691,267
FirstRand Bank Ltd., 6.25%, 04/23/28 (Call 04/23/23)(b)(e)	200	211,663
Gold Fields Orogen Holdings BVI Ltd.
5.13%, 05/15/24 (Call 04/15/24)(b)	400	435,200
6.13%, 05/15/29 (Call 02/15/29)(b)	200	235,725
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26 (Call 03/04/23)(c)	200	210,938
MTN Mauritius Investments Ltd., 4.76%, 11/11/24(b)	600	634,050
Sasol Financing USA LLC
4.38%, 09/18/26 (Call 08/18/26)	400	406,000
5.50%, 03/18/31 (Call 03/18/30)	400	406,420
5.88%, 03/27/24 (Call 02/27/24)	800	848,900
6.50%, 09/27/28 (Call 06/27/28)	400	441,380

		5,818,350

South Korea — 0.3%
SK Innovation Co. Ltd., 4.13%, 07/13/23(b)	400	421,944
Woori Bank
4.25%, (Call 10/04/24)(b)(e)(f)	400	415,575
5.25%, (Call 05/16/22)(b)(e)(f)	200	206,100

		1,043,619

Thailand — 0.4%
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/34 (Call 09/25/29)(b)(e)	600	609,863
5.00%, 12/31/49 (Call 09/23/25)	400	420,450
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31 (Call 10/02/26)(b)(e)	600	613,237

		1,643,550

Togo — 0.0%
Ecobank Transnational Inc., 9.50%, 04/18/24(b)	200	213,662

Turkey — 2.4%
Akbank T.A.S., 6.80%, 02/06/26(b)	400	412,825
Akbank TAS
5.13%, 03/31/25(b)	200	198,413
7.20%, 03/16/27 (Call 03/16/22)(b)(e)	200	200,788
Arcelik AS, 5.00%, 04/03/23(b)	200	206,350
Coca-Cola Icecek AS, 4.22%, 09/19/24 (Call 06/19/24)(b)	200	208,725
KOC Holding AS
5.25%, 03/15/23 (Call 12/15/22)(b)	400	408,700
6.50%, 03/11/25 (Call 12/11/24)(b)	400	427,950
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 11/15/22)(b)	200	210,787
QNB Finansbank AS, 6.88%, 09/07/24(b)	400	422,575
Turk Telekomunikasyon AS
4.88%, 06/19/24(b)	200	206,187
6.88%, 02/28/25(b)	200	217,850
Turkcell Iletisim Hizmetleri AS
5.75%, 10/15/25(b)	200	213,162
5.80%, 04/11/28 (Call 01/11/28)(b)	400	417,875
Turkiye Garanti Bankasi AS
5.88%, 03/16/23(b)	300	310,275
6.13%, 05/24/27 (Call 05/24/22)(b)(e)	400	396,825

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Turkey (continued)
Turkiye Is Bankasi AS
6.13%, 04/25/24(b)	$800	$814,650
7.00%, 06/29/28 (Call 06/29/23)(b)(e)	200	199,413
7.75%, 01/22/30 (Call 01/22/25)(b)(e)	400	402,325
Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/20/24)(b)	400	392,700
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(b)	300	330,806
Turkiye Vakiflar Bankasi TAO
5.25%, 02/05/25(b)	200	194,788
6.50%, 01/08/26(b)	400	398,875
8.13%, 03/28/24(b)	600	634,987
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(b)	400	432,450
Yapi ve Kredi Bankasi AS
5.85%, 06/21/24(b)	300	302,681
6.10%, 03/16/23(b)	200	204,163
7.88%, 01/22/31 (Call 01/22/26)(c)(e)(g)	200	200,438
8.25%, 10/15/24(b)	200	213,937
13.88%, (Call 01/15/24)(b)(e)(f)	400	448,875

		9,630,375

Ukraine — 0.3%
Metinvest BV
7.75%, 10/17/29(b)	200	212,975
8.50%, 04/23/26 (Call 01/23/26)(b)	400	439,200
MHP Lux SA, 6.95%, 04/03/26(b)	200	204,850
MHP SE, 7.75%, 05/10/24(b)	400	420,950

		1,277,975

United Arab Emirates — 1.4%
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(b)(e)(f)	400	437,075
Commercial Bank of Dubai PSC, 6.00%, (Call 04/21/26)(b)(e)(f)	200	212,438
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(b)(e)(f)	400	436,875
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (Call 05/19/26)(b)(e)(f)	800	839,750
DP World Salaam, 6.00%, (Call 10/01/25)(b)(e)(f)	800	875,750
Emaar Sukuk Ltd.
3.64%, 09/15/26(b)	200	205,600
3.88%, 09/17/29(b)	400	404,575
EMG SUKUK Ltd., 4.56%, 06/18/24(b)	400	427,950
Emirates NBD Bank PJSC
6.13%, (Call 03/20/25)(b)(e)(f)	600	642,562
6.13%, (Call 04/09/26)(b)(e)(f)	400	437,575
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26 (Call 07/31/22)(b)	400	419,000
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25 (Call 02/15/22)(b)	500	370,000

		5,709,150

United States — 0.1%
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(c)	300	297,375

Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29 (Call 05/07/23)(b)	250	251,844

Zambia — 0.8%
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 05/10/21)(b)	400	410,500
6.88%, 03/01/26 (Call 05/10/21)(b)	600	629,175
6.88%, 10/15/27 (Call 10/15/23)(b)	800	874,000
7.25%, 04/01/23 (Call 05/10/21)(b)	800	813,000

Security	Par (000)	Value

Zambia (continued)
7.50%, 04/01/25 (Call 05/10/21)(b)	$600	$622,875

		3,349,550

Total Corporate Bonds & Notes — 52.4% (Cost: $208,342,739)		213,901,518

Foreign Government Obligations(a)

Angola — 1.1%
Angolan Government International Bond
8.00%, 11/26/29(b)	1,000	1,007,375
8.25%, 05/09/28(b)	800	820,400
9.13%, 11/26/49(b)	1,200	1,212,975
9.38%, 05/08/48(b)	400	411,325
9.50%, 11/12/25(b)	800	876,400

		4,328,475

Argentina — 2.8%
Argentine Republic Government International Bond
0.13%, 07/09/30 (Call 05/31/21)(d)	8,483	3,031,548
0.13%, 07/09/35 (Call 05/31/21)(d)	10,796	3,395,811
0.13%, 01/09/38 (Call 05/31/21)(d)	5,956	2,238,437
0.13%, 07/09/41 (Call 05/31/21)(d)(g)	5,600	1,987,300
0.13%, 07/09/46 (Call 05/31/21)(d)	1,150	365,700
1.00%, 07/09/29 (Call 06/01/21)(g)	1,299	489,848

		11,508,644

Azerbaijan — 0.5%
Republic of Azerbaijan International Bond
3.50%, 09/01/32(b)	450	452,475
4.75%, 03/18/24(b)	800	867,900
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23(b)	600	634,237

		1,954,612

Bahrain — 2.2%
Bahrain Government International Bond
5.25%, 01/25/33(c)	600	582,000
5.45%, 09/16/32(b)	400	396,000
5.63%, 09/30/31(b)	400	402,450
6.00%, 09/19/44(b)	800	743,900
6.13%, 08/01/23(b)	1,000	1,075,500
6.75%, 09/20/29(b)	600	659,363
7.00%, 01/26/26(b)	600	688,237
7.00%, 10/12/28(b)	900	1,008,450
7.38%, 05/14/30(b)	600	678,487
CBB International Sukuk Co. 5 SPC, 5.62%, 02/12/24(b)	600	640,238
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(b)	600	694,312
CBB International Sukuk Programme Co. SPC
3.95%, 09/16/27(b)	500	507,344
4.50%, 03/30/27(b)	400	418,325
6.25%, 11/14/24(b)	400	438,950

		8,933,556

Bolivia — 0.1%
Bolivian Government International Bond, 4.50%, 03/20/28(b)(g)	600	538,613

Brazil — 4.6%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/23(b)	600	663,113
Brazilian Government International Bond
2.88%, 06/06/25(g)	1,000	1,021,000
3.88%, 06/12/30(g)	1,900	1,882,544
4.25%, 01/07/25	2,148	2,317,558

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
4.50%, 05/30/29 (Call 02/28/29)	$1,000	$1,053,000
4.63%, 01/13/28 (Call 10/13/27)(g)	1,600	1,715,300
4.75%, 01/14/50 (Call 07/14/49)	1,650	1,545,637
5.00%, 01/27/45(g)	1,726	1,684,252
5.63%, 01/07/41(g)	1,117	1,190,164
5.63%, 02/21/47	1,500	1,575,750
6.00%, 04/07/26	1,214	1,412,261
7.13%, 01/20/37(g)	860	1,079,999
8.25%, 01/20/34	750	1,019,906
8.88%, 04/15/24	520	639,535

		18,800,019

Costa Rica — 0.5%
Costa Rica Government International Bond
6.13%, 02/19/31(b)(g)	600	624,112
7.00%, 04/04/44(b)	662	677,847
7.16%, 03/12/45(b)	600	620,175

		1,922,134

Dominican Republic — 3.0%
Dominican Republic International Bond
4.50%, 01/30/30(b)	1,050	1,088,588
4.88%, 09/23/32(b)	1,650	1,726,312
5.30%, 01/21/41(c)	700	711,069
5.30%, 01/21/41(b)	150	152,372
5.50%, 01/27/25(b)	625	690,156
5.88%, 01/30/60(b)	1,700	1,687,569
5.95%, 01/25/27(b)	950	1,078,250
6.00%, 07/19/28(b)	600	687,000
6.40%, 06/05/49(b)	750	812,719
6.50%, 02/15/48(b)	450	493,116
6.85%, 01/27/45(b)	1,140	1,293,757
6.88%, 01/29/26(b)	800	934,900
7.45%, 04/30/44(b)	800	964,400

		12,320,208

Ecuador — 1.5%
Ecuador Government International Bond
0.00%, 07/31/30(b)(i)	591	323,779
0.50%, 07/31/30(b)(d)	1,952	1,634,884
0.50%, 07/31/35(b)(d)	4,450	3,025,444
0.50%, 07/31/40(b)(d)	1,750	1,034,687

		6,018,794

Egypt — 3.0%
Egypt Government International Bond
5.58%, 02/21/23(b)	800	835,400
5.75%, 05/29/24(b)	600	634,800
5.88%, 06/11/25(b)	800	848,900
5.88%, 02/16/31(c)	800	769,000
6.59%, 02/21/28(b)	614	636,756
7.05%, 01/15/32(b)	600	614,175
7.50%, 01/31/27(b)	1,000	1,099,250
7.50%, 02/16/61(c)	800	739,000
7.60%, 03/01/29(b)	1,000	1,083,000
7.63%, 05/29/32(b)	800	845,900
7.90%, 02/21/48(b)	800	783,650
8.50%, 01/31/47(b)	1,300	1,341,681
8.70%, 03/01/49(b)	800	835,150
8.88%, 05/29/50(b)	1,000	1,052,063

		12,118,725

Security	Par (000)	Value

El Salvador — 0.4%
El Salvador Government International Bond
7.12%, 01/20/50 (Call 07/20/49)(b)	$700	$663,031
7.65%, 06/15/35(b)	600	629,813
9.50%, 07/15/52 (Call 01/15/52)(b)	400	451,875

		1,744,719

Ethiopia — 0.1%
Ethiopia International Bond, 6.63%, 12/11/24(b)	600	573,300

Gabon — 0.1%
Gabon Government International Bond, 6.63%, 02/06/31(b)	600	603,113

Ghana — 1.4%
Ghana Government International Bond
6.38%, 02/11/27(b)	600	595,425
7.63%, 05/16/29(b)	600	607,425
7.75%, 04/07/29(c)	400	409,000
7.88%, 02/11/35(b)	400	391,950
8.13%, 01/18/26(b)	470	501,960
8.13%, 03/26/32(b)	900	904,669
8.63%, 04/07/34(c)	600	617,812
8.63%, 06/16/49(b)	400	387,325
8.95%, 03/26/51(b)	500	494,469
10.75%, 10/14/30(b)	600	757,237

		5,667,272

Guatemala — 0.2%
Guatemala Government Bond, 6.13%, 06/01/50(Call 12/01/49)(b)	700	840,131

Iraq — 0.4%
Iraq International Bond
5.80%, 01/15/28 (Call 06/14/21)(b)	1,531	1,476,029
6.75%, 03/09/23(b)	200	203,913

		1,679,942

Ivory Coast — 0.2%
Ivory Coast Government International Bond, 6.13%, 06/15/33(b)	600	635,363

Jamaica — 0.8%
Jamaica Government International Bond
6.75%, 04/28/28	800	947,400
7.88%, 07/28/45	900	1,246,219
8.00%, 03/15/39(g)	700	983,631

		3,177,250

Jordan — 0.5%
Jordan Government International Bond
5.75%, 01/31/27(b)	400	424,700
5.85%, 07/07/30(b)	700	723,406
6.13%, 01/29/26(b)	400	432,575
7.38%, 10/10/47(b)	600	629,363

		2,210,044

Kenya — 0.7%
Kenya Government International Bond
6.88%, 06/24/24(b)	1,200	1,327,350
7.25%, 02/28/28(b)	400	432,450
8.00%, 05/22/32(b)	600	656,362
8.25%, 02/28/48(b)	600	641,175

		3,057,337

Lebanon — 0.1%
Lebanon Government International Bond 6.00%, 01/27/23(b)(j)(k)	500	62,750

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lebanon (continued)
6.10%, 10/04/22(b)(j)(k)	$700	$87,194
6.60%, 11/27/26(b)(j)	700	90,037
6.65%, 02/26/30(b)(j)	640	80,920
6.75%, 11/29/27(b)(j)	500	63,062
6.85%, 03/23/27(b)(j)	650	82,591
7.00%, 03/23/32(b)(j)	500	62,750

		529,304

Malaysia — 0.5%
1MDB Global Investments Ltd., 4.40%, 03/09/23(b)	2,000	2,017,500

Morocco — 0.3%
Morocco Government International Bond
3.00%, 12/15/32(b)	600	569,812
4.00%, 12/15/50(b)	600	539,813

		1,109,625

Nigeria — 1.3%
Nigeria Government International Bond
6.50%, 11/28/27(b)	800	843,400
7.14%, 02/23/30(b)	714	755,412
7.63%, 11/21/25(b)	500	567,438
7.63%, 11/28/47(b)	800	802,150
7.70%, 02/23/38(b)	600	616,050
7.88%, 02/16/32(b)	800	858,400
8.75%, 01/21/31(b)	600	683,737

		5,126,587

Oman — 3.3%
Oman Government International Bond
4.75%, 06/15/26(b)	2,100	2,175,206
4.88%, 02/01/25(b)	200	209,475
5.38%, 03/08/27(b)	200	207,913
5.63%, 01/17/28(b)	2,000	2,097,500
6.00%, 08/01/29(b)	1,400	1,482,950
6.25%, 01/25/31(c)	800	859,000
6.25%, 01/25/31(b)	200	214,750
6.50%, 03/08/47(b)	1,000	973,000
6.75%, 10/28/27(b)	400	448,375
6.75%, 01/17/48(b)	1,400	1,397,638
7.00%, 01/25/51(c)	400	408,875
7.38%, 10/28/32(b)	800	910,000
Oman Sovereign Sukuk Co.
4.40%, 06/01/24(b)	600	624,060
5.93%, 10/31/25(b)	1,400	1,546,562

		13,555,304

Pakistan — 0.6%
Pakistan Government International Bond
6.00%, 04/08/26(c)	400	411,000
6.88%, 12/05/27(b)	800	835,150
7.38%, 04/08/31(c)	600	630,000
8.25%, 04/15/24(b)	477	523,448

		2,399,598

Paraguay — 0.4%
Paraguay Government International Bond
4.95%, 04/28/31 (Call 01/28/31)(b)	400	449,075
5.40%, 03/30/50 (Call 09/30/49)(b)	600	675,863
6.10%, 08/11/44(b)	600	718,987

		1,843,925

Security	Par (000)	Value

Senegal — 0.3%
Senegal Government International Bond
6.25%, 05/23/33(b)	$700	$730,537
6.75%, 03/13/48(b)	400	401,450

		1,131,987

Serbia — 0.2%
Serbia International Bond, 2.13%, 12/01/30(b)	735	677,716

South Africa — 2.3%
Republic of South Africa Government International Bond
4.30%, 10/12/28	1,000	1,004,562
4.67%, 01/17/24(g)	600	640,800
4.85%, 09/27/27	600	632,737
4.85%, 09/30/29	1,100	1,136,644
4.88%, 04/14/26	804	856,411
5.00%, 10/12/46	600	539,550
5.38%, 07/24/44	700	665,350
5.65%, 09/27/47	600	576,488
5.75%, 09/30/49	1,500	1,441,687
5.88%, 09/16/25(g)	986	1,097,418
5.88%, 06/22/30(g)	800	882,400

		9,474,047

Sri Lanka — 0.9%
Sri Lanka Government International Bond
5.75%, 04/18/23(b)	600	433,612
6.20%, 05/11/27(b)	600	389,363
6.75%, 04/18/28(b)	700	454,475
6.83%, 07/18/26(b)	600	392,550
6.85%, 03/14/24(b)	700	484,444
6.85%, 11/03/25(b)	700	463,006
7.55%, 03/28/30(b)	800	519,400
7.85%, 03/14/29(b)	700	454,912

		3,591,762

Trinidad And Tobago — 0.1%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(b)(g)	400	424,950

Tunisia — 0.1%
Banque Centrale de Tunisie International Bond, 5.75%, 01/30/25(b)	600	559,988

Turkey — 8.1%
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24(b)	200	200,975
5.00%, 04/06/23(b)	1,000	1,010,812
Turkey Government International Bond
3.25%, 03/23/23	700	685,913
4.25%, 03/13/25	1,000	959,250
4.25%, 04/14/26	800	746,650
4.75%, 01/26/26	1,000	959,687
4.88%, 10/09/26	1,510	1,440,446
4.88%, 04/16/43	1,579	1,217,113
5.13%, 02/17/28(g)	1,000	940,500
5.25%, 03/13/30	1,000	915,813
5.60%, 11/14/24	1,300	1,307,150
5.75%, 03/22/24	1,450	1,471,569
5.75%, 05/11/47	1,826	1,501,657
5.88%, 06/26/31	900	843,469
5.95%, 01/15/31	1,200	1,130,625
6.00%, 03/25/27	1,721	1,710,566
6.00%, 01/14/41(g)	1,503	1,315,407
6.13%, 10/24/28	1,000	985,812

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Turkey (continued)
6.35%, 08/10/24(g)	$1,150	$1,182,200
6.38%, 10/14/25	1,400	1,431,762
6.63%, 02/17/45	1,679	1,542,371
6.75%, 05/30/40	975	928,261
6.88%, 03/17/36(g)	1,491	1,460,528
7.25%, 12/23/23	1,000	1,057,375
7.25%, 03/05/38	550	557,666
7.38%, 02/05/25	1,770	1,880,404
7.63%, 04/26/29(g)	1,600	1,700,300
8.00%, 02/14/34	713	776,858
11.88%, 01/15/30(g)	800	1,075,400

		32,936,539

Ukraine — 2.0%
Ukraine Government International Bond
6.88%, 05/21/29(c)	600	601,200
7.25%, 03/15/33(b)	1,300	1,302,681
7.38%, 09/25/32(b)	1,500	1,513,406
7.75%, 09/01/23(b)	675	718,580
7.75%, 09/01/24(b)	518	555,814
7.75%, 09/01/25(b)	736	791,108
7.75%, 09/01/26(b)	800	860,400
7.75%, 09/01/27(b)	800	857,650
9.75%, 11/01/28(b)	1,000	1,157,688

		8,358,527

United Arab Emirates — 0.3%
Emirate of Dubai Government International Bonds
3.90%, 09/09/50(b)	800	736,000
5.25%, 01/30/43(b)	400	439,450

		1,175,450

Vietnam — 0.2%
Vietnam Government International Bond, 4.80%, 11/19/24(b)	600	670,425

Zambia — 0.2%
Zambia Government International Bond
8.50%, 04/14/24(b)(j)(k)	600	369,000
8.97%, 07/30/27(b)(j)	600	361,237

		730,237

Total Foreign Government Obligations — 45.3% (Cost: $193,847,319)		184,945,722

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 8.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(l)(m)(n)	30,101	$30,116,504
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(l)(m)	5,449	5,449,000

		35,565,504

Total Short-Term Investments — 8.7% (Cost: $35,567,936)		35,565,504

Total Investments in Securities — 106.4% (Cost: $437,757,994)		434,412,744

Other Assets, Less Liabilities — (6.4)%		(26,199,480)

Net Assets — 100.0%		$408,213,264

(a)	U.S. dollar denominated security issued by foreign domiciled entity.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Perpetual security with no stated maturity date.
(g)	All or a portion of this security is on loan.
(h)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(i)	Zero-coupon bond.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Non-income producing security.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period-end.
(n)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$17,259,777	$12,861,825	(a)	$—	$(4,481)	$(617)	$30,116,504	30,101	$50,698	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,109,000	1,340,000	(a)	—	—	—	5,449,000	5,449	444		—

					$(4,481)	$(617)	$35,565,504		$51,142		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® J.P. Morgan EM High Yield Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$213,901,518	$—	$213,901,518
Foreign Government Obligations	—	184,945,722	—	184,945,722
Money Market Funds	35,565,504	—	—	35,565,504

	$35,565,504	$398,847,240	$—	$434,412,744

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) April 30, 2021	iShares® J.P. Morgan EM Local Currency Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations

Brazil — 5.1%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/22(a)	BRL	11,000	$1,901,214
0.00%, 07/01/23(a)	BRL	21,000	3,338,072
0.00%, 01/01/24(a)	BRL	41,697	6,339,285
0.00%, 07/01/24(a)	BRL	2,000	290,908
Brazil Notas do Tesouro Nacional
Series F, 10.00%, 01/01/23	BRL	19,557	3,798,732
Series F, 10.00%, 01/01/25	BRL	16,399	3,220,653
Series F, 10.00%, 01/01/27	BRL	15,193	2,980,478
Series F, 10.00%, 01/01/29	BRL	9,263	1,809,000
Series F, 10.00%, 01/01/31	BRL	3,000	583,702
Brazilian Government International Bond
8.50%, 01/05/24	BRL	500	95,992
10.25%, 01/10/28	BRL	1,420	278,098

			24,636,134

Chile — 4.3%
Bonos de la Tesoreria de la Republica en pesos
2.30%, 10/01/28(b)(c)	CLP	610,000	785,355
2.50%, 03/01/25	CLP	3,400,000	4,785,236
4.00%, 03/01/23(b)(c)	CLP	1,180,000	1,737,419
4.50%, 03/01/26	CLP	2,275,000	3,448,322
4.70%, 09/01/30(b)(c)	CLP	1,985,000	2,983,320
5.00%, 03/01/35	CLP	2,510,000	3,788,415
6.00%, 01/01/43	CLP	2,120,000	3,574,986

			21,103,053

China — 14.8%
China Government Bond
1.99%, 04/09/25	CNY	30,170	4,488,836
2.36%, 07/02/23	CNY	24,400	3,739,099
2.68%, 05/21/30	CNY	37,290	5,520,192
2.85%, 06/04/27	CNY	36,530	5,558,620
2.88%, 11/05/23	CNY	20,720	3,209,040
2.94%, 10/17/24	CNY	20,370	3,156,630
3.02%, 10/22/25	CNY	28,590	4,427,291
3.12%, 12/05/26	CNY	28,160	4,374,722
3.13%, 11/21/29	CNY	28,340	4,358,253
3.19%, 04/11/24	CNY	25,880	4,044,996
3.22%, 12/06/25	CNY	19,120	2,986,962
3.25%, 06/06/26	CNY	30,500	4,773,270
3.25%, 11/22/28	CNY	24,250	3,770,177
3.27%, 11/19/30	CNY	26,640	4,151,547
3.28%, 12/03/27	CNY	14,490	2,258,461
3.29%, 10/18/23	CNY	15,880	2,490,980
3.29%, 05/23/29	CNY	33,540	5,212,115
3.81%, 09/14/50	CNY	20,000	3,145,204

			71,666,395

Colombia — 4.2%
Colombia Government International Bond, 9.85%, 06/28/27	COP	745,000	238,645
Colombian TES
5.75%, 11/03/27	COP	4,792,500	1,247,227
6.00%, 04/28/28	COP	10,020,200	2,618,962
6.25%, 11/26/25	COP	6,352,200	1,764,996
7.00%, 05/04/22	COP	7,868,900	2,202,889
7.00%, 06/30/32	COP	8,141,500	2,130,193
7.25%, 10/18/34	COP	8,410,300	2,206,234
7.25%, 10/26/50	COP	3,449,500	829,407
7.50%, 08/26/26	COP	9,267,600	2,677,815

Security		Par (000)	Value

Colombia (continued)
7.75%, 09/18/30	COP	6,250,100	$1,757,711
10.00%, 07/24/24	COP	7,982,800	2,483,478

			20,157,557

Czech Republic — 4.5%
Czech Republic Government Bond
0.05%, 11/29/29	CZK	13,580	550,961
0.25%, 02/10/27	CZK	51,150	2,215,811
0.45%, 10/25/23(c)	CZK	37,560	1,725,408
0.95%, 05/15/30(c)	CZK	44,610	1,939,635
1.00%, 06/26/26(c)	CZK	47,400	2,156,754
1.20%, 03/13/31	CZK	28,510	1,257,852
2.00%, 10/13/33	CZK	49,240	2,316,376
2.40%, 09/17/25(c)	CZK	37,230	1,811,489
2.50%, 08/25/28(c)	CZK	46,550	2,294,753
2.75%, 07/23/29	CZK	36,520	1,840,139
4.20%, 12/04/36(c)	CZK	14,830	886,770
4.70%, 09/12/22(c)	CZK	26,620	1,307,628
5.70%, 05/25/24(c)	CZK	29,650	1,573,313

			21,876,889

Dominican Republic — 4.3%
Dominican Republic International Bond
8.90%, 02/15/23(c)	DOP	409,700	7,452,035
9.75%, 06/05/26(c)	DOP	705,000	13,527,567

			20,979,602

Hungary — 4.5%
Hungary Government Bond
1.00%, 11/26/25	HUF	501,630	1,634,527
1.50%, 08/23/23	HUF	293,560	994,352
1.50%, 04/22/26	HUF	344,200	1,139,339
1.75%, 10/26/22	HUF	260,890	888,043
2.00%, 05/23/29	HUF	142,860	475,050
2.25%, 04/20/33	HUF	148,620	470,756
2.50%, 10/24/24	HUF	492,490	1,713,045
2.75%, 12/22/26	HUF	460,210	1,617,932
3.00%, 06/26/24	HUF	388,310	1,367,935
3.00%, 10/27/27	HUF	420,280	1,500,745
3.00%, 08/21/30	HUF	518,860	1,830,332
3.00%, 10/27/38	HUF	170,920	552,407
3.25%, 10/22/31	HUF	590,410	2,105,289
5.50%, 06/24/25	HUF	491,850	1,906,341
6.00%, 11/24/23	HUF	368,890	1,386,733
6.75%, 10/22/28	HUF	293,660	1,302,694
7.00%, 06/24/22	HUF	244,730	877,724

			21,763,244

Indonesia — 6.6%
Indonesia Treasury Bond
5.50%, 04/15/26	IDR	16,486,000	1,132,164
5.63%, 05/15/23	IDR	17,942,000	1,260,722
6.13%, 05/15/28	IDR	20,510,000	1,410,639
6.25%, 06/15/36	IDR	3,704,000	250,395
6.50%, 06/15/25	IDR	22,821,000	1,635,150
6.50%, 02/15/31	IDR	17,484,000	1,210,384
6.63%, 05/15/33	IDR	16,767,000	1,152,042
7.00%, 05/15/22	IDR	16,840,000	1,201,941
7.00%, 05/15/27	IDR	19,284,000	1,403,080
7.00%, 09/15/30	IDR	24,440,000	1,746,923
7.50%, 08/15/32	IDR	8,278,000	598,858
7.50%, 06/15/35	IDR	18,141,000	1,293,135
7.50%, 05/15/38	IDR	12,212,000	865,281

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® J.P. Morgan EM Local Currency Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Indonesia (continued)
7.50%, 04/15/40	IDR	14,496,000	$1,031,328
8.13%, 05/15/24	IDR	15,737,000	1,179,322
8.25%, 05/15/29	IDR	18,380,000	1,414,923
8.25%, 06/15/32	IDR	8,396,000	640,235
8.25%, 05/15/36	IDR	15,390,000	1,166,636
8.38%, 03/15/24	IDR	23,379,000	1,756,055
8.38%, 09/15/26	IDR	20,703,000	1,597,334
8.38%, 03/15/34	IDR	26,852,000	2,054,099
8.38%, 04/15/39	IDR	10,957,000	838,178
8.75%, 05/15/31	IDR	10,916,000	866,025
9.00%, 03/15/29	IDR	15,709,000	1,257,155
9.50%, 07/15/31	IDR	5,720,000	472,608
10.50%, 08/15/30	IDR	3,789,000	330,505
11.00%, 09/15/25	IDR	2,856,000	236,863
Perusahaan Penerbit SBSN Indonesia
6.63%, 10/15/24	IDR	11,181,000	801,615
8.25%, 09/15/23	IDR	8,832,000	650,410
8.88%, 11/15/31	IDR	8,608,000	685,303

			32,139,308

Malaysia — 4.4%
Malaysia Government Bond
2.63%, 04/15/31	MYR	1,450	338,324
3.48%, 03/15/23	MYR	3,901	975,488
3.48%, 06/14/24	MYR	1,666	419,937
3.50%, 05/31/27	MYR	4,190	1,055,022
3.73%, 06/15/28	MYR	2,777	709,592
3.76%, 04/20/23	MYR	1,950	490,666
3.76%, 05/22/40	MYR	3,116	720,151
3.80%, 08/17/23	MYR	1,841	465,261
3.83%, 07/05/34	MYR	4,509	1,097,446
3.89%, 08/15/29	MYR	5,123	1,314,962
3.90%, 11/30/26	MYR	2,291	595,435
3.90%, 11/16/27	MYR	3,857	994,303
3.91%, 07/15/26	MYR	2,769	714,637
3.96%, 09/15/25	MYR	5,406	1,394,711
4.06%, 09/30/24	MYR	1,945	499,675
4.07%, 06/15/50	MYR	2,159	500,432
4.18%, 07/15/24	MYR	2,543	653,877
4.76%, 04/07/37	MYR	3,424	899,890
Malaysia Government Investment Issue
3.15%, 05/15/23	MYR	2,423	602,822
3.42%, 09/30/27	MYR	2,242	558,017
3.47%, 10/15/30	MYR	3,334	827,047
3.66%, 10/15/24	MYR	2,709	687,091
3.73%, 03/31/22	MYR	979	242,886
3.73%, 03/31/26	MYR	2,700	691,585
3.95%, 04/14/22	MYR	2,227	553,910
4.09%, 11/30/23	MYR	2,600	663,741
4.13%, 08/15/25	MYR	2,835	735,572
4.13%, 07/09/29	MYR	3,126	812,918
4.26%, 07/26/27	MYR	2,796	728,121
4.37%, 10/31/28	MYR	2,392	631,471

			21,574,990

Mexico — 5.5%
Mexican Bonos
6.75%, 03/09/23	MXN	37,700	1,927,295
7.50%, 06/03/27	MXN	45,551	2,391,994
8.50%, 05/31/29	MXN	43,040	2,372,230
8.50%, 11/18/38	MXN	35,105	1,875,283
10.00%, 12/05/24	MXN	41,083	2,321,137

Security		Par (000)	Value

Mexico (continued)
10.00%, 11/20/36	MXN	7,423	$454,873
Series M, 5.75%, 03/05/26	MXN	53,162	2,608,314
Series M, 6.50%, 06/09/22	MXN	48,123	2,430,983
Series M, 7.75%, 05/29/31	MXN	30,251	1,587,091
Series M, 7.75%, 11/23/34	MXN	16,000	827,141
Series M, 7.75%, 11/13/42	MXN	36,240	1,777,485
Series M, 8.00%, 12/07/23	MXN	38,215	2,021,954
Series M, 8.00%, 09/05/24	MXN	41,504	2,207,503
Series M, 8.00%, 11/07/47	MXN	34,018	1,699,001

			26,502,284

Peru — 4.4%
Peru Government Bond
5.35%, 08/12/40	PEN	6,251	1,449,788
5.40%, 08/12/34	PEN	7,293	1,835,555
5.70%, 08/12/24	PEN	4,124	1,217,855
5.94%, 02/12/29	PEN	10,405	2,981,471
6.15%, 08/12/32	PEN	10,076	2,776,897
6.35%, 08/12/28	PEN	10,101	2,968,080
6.90%, 08/12/37	PEN	9,834	2,763,792
6.95%, 08/12/31	PEN	9,155	2,705,971
8.20%, 08/12/26	PEN	7,624	2,544,697

			21,244,106

Philippines — 4.4%
Philippine Government International Bond
3.90%, 11/26/22	PHP	323,000	6,753,112
6.25%, 01/14/36	PHP	575,000	14,358,786

			21,111,898

Poland — 4.5%
Republic of Poland Government Bond
0.75%, 04/25/25	PLN	5,675	1,506,484
1.25%, 10/25/30	PLN	4,502	1,140,337
2.25%, 04/25/22	PLN	6,242	1,683,769
2.25%, 10/25/24	PLN	5,569	1,559,564
2.50%, 01/25/23	PLN	6,866	1,886,068
2.50%, 04/25/24	PLN	5,252	1,474,380
2.50%, 07/25/26	PLN	7,175	2,045,615
2.50%, 07/25/27	PLN	5,720	1,631,016
2.75%, 04/25/28	PLN	6,014	1,736,006
2.75%, 10/25/29	PLN	7,426	2,139,695
3.25%, 07/25/25	PLN	5,958	1,738,034
4.00%, 10/25/23	PLN	5,596	1,616,675
5.75%, 09/23/22	PLN	5,053	1,438,919

			21,596,562

Romania — 4.4%
Romania Government Bond
3.25%, 04/29/24	RON	5,155	1,291,303
3.40%, 03/08/22	RON	4,470	1,104,768
3.50%, 12/19/22	RON	4,350	1,085,755
3.65%, 07/28/25	RON	5,715	1,457,374
3.65%, 09/24/31	RON	5,415	1,362,978
3.70%, 11/25/24	RON	1,890	481,389
4.00%, 10/25/23	RON	4,675	1,188,523
4.15%, 01/26/28	RON	3,930	1,037,285
4.25%, 06/28/23	RON	4,670	1,187,696
4.40%, 09/25/23	RON	5,735	1,469,716
4.50%, 06/17/24	RON	5,675	1,475,615
4.75%, 02/24/25	RON	5,420	1,429,801
4.85%, 04/22/26	RON	6,040	1,625,340
5.00%, 02/12/29	RON	5,810	1,620,973

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® J.P. Morgan EM Local Currency Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Romania (continued)
5.80%, 07/26/27	RON	6,330	$1,811,721
5.85%, 04/26/23	RON	5,780	1,509,764

			21,140,001

Russia — 4.3%
Russian Federal Bond - OFZ
4.50%, 07/16/25	RUB	93,143	1,154,321
6.00%, 10/06/27	RUB	98,797	1,267,712
6.10%, 07/18/35	RUB	15,067	182,539
6.50%, 02/28/24	RUB	76,344	1,028,316
6.90%, 05/23/29	RUB	82,175	1,096,811
7.00%, 01/25/23	RUB	31,480	428,423
7.00%, 08/16/23	RUB	56,605	771,753
7.05%, 01/19/28	RUB	62,206	840,453
7.10%, 10/16/24	RUB	81,631	1,116,054
7.15%, 11/12/25	RUB	99,818	1,364,549
7.25%, 05/10/34	RUB	91,831	1,239,095
7.40%, 12/07/22	RUB	66,524	908,681
7.40%, 07/17/24	RUB	67,739	932,775
7.60%, 07/20/22	RUB	67,222	916,389
7.65%, 04/10/30	RUB	92,124	1,286,794
7.70%, 03/23/33	RUB	95,629	1,335,332
7.70%, 03/16/39	RUB	73,804	1,043,463
7.75%, 09/16/26	RUB	81,116	1,135,348
7.95%, 10/07/26	RUB	80,104	1,132,854
8.15%, 02/03/27	RUB	74,310	1,060,109
8.50%, 09/17/31	RUB	58,340	860,550

			21,102,321

South Africa — 4.4%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR	17,427	801,904
6.50%, 02/28/41	ZAR	13,465	586,950
7.00%, 02/28/31	ZAR	20,060	1,145,905
7.75%, 02/28/23	ZAR	18,939	1,373,349
8.00%, 01/31/30	ZAR	39,165	2,491,275
8.25%, 03/31/32	ZAR	29,582	1,789,849
8.50%, 01/31/37	ZAR	32,135	1,796,446
8.75%, 01/31/44	ZAR	27,703	1,520,352
8.75%, 02/28/48	ZAR	47,801	2,620,944
8.88%, 02/28/35	ZAR	27,556	1,633,919
9.00%, 01/31/40	ZAR	21,153	1,208,267
10.50%, 12/21/26	ZAR	54,586	4,293,883

			21,263,043

Thailand — 4.4%
Thailand Government Bond
0.75%, 06/17/24	THB	21,751	696,350
0.95%, 06/17/25	THB	28,645	916,845
1.45%, 12/17/24	THB	48,040	1,575,879
1.59%, 12/17/35	THB	3,408	101,447
1.60%, 12/17/29	THB	33,086	1,052,102
1.60%, 06/17/35	THB	20,877	626,749
1.88%, 06/17/22	THB	26,961	879,501
2.00%, 12/17/22	THB	27,311	898,476
2.13%, 12/17/26	THB	37,382	1,259,793
2.40%, 12/17/23	THB	38,890	1,306,261
2.88%, 12/17/28	THB	33,657	1,181,413
2.88%, 06/17/46	THB	33,526	1,090,852

Security		Par/ Shares (000)	Value

Thailand (continued)
3.30%, 06/17/38	THB	49,077	$1,760,941
3.40%, 06/17/36	THB	38,294	1,396,714
3.63%, 06/16/23	THB	32,884	1,122,975
3.65%, 06/20/31	THB	35,311	1,325,152
3.78%, 06/25/32	THB	36,703	1,390,549
3.85%, 12/12/25	THB	39,622	1,433,975
4.26%, 12/12/37(c)	THB	470	18,368
4.88%, 06/22/29	THB	35,950	1,427,697

			21,462,039

Turkey — 4.4%
Turkey Government Bond
7.10%, 03/08/23	TRY	14,095	1,428,283
8.00%, 03/12/25	TRY	13,329	1,179,875
8.50%, 09/14/22	TRY	8,938	967,465
9.00%, 07/24/24	TRY	16,494	1,576,934
10.40%, 03/20/24	TRY	6,649	674,161
10.50%, 08/11/27	TRY	17,375	1,524,399
10.60%, 02/11/26	TRY	22,991	2,132,185
10.70%, 08/17/22	TRY	12,566	1,403,294
11.00%, 03/02/22	TRY	13,249	1,521,111
11.00%, 02/24/27	TRY	14,953	1,364,150
11.70%, 11/13/30	TRY	22,132	1,939,086
12.20%, 01/18/23	TRY	15,580	1,745,986
12.40%, 03/08/28	TRY	9,151	869,080
12.60%, 10/01/25	TRY	17,443	1,773,855
16.20%, 06/14/23	TRY	10,259	1,208,451

			21,308,315

Uruguay — 4.4%
Uruguay Government International Bond
8.50%, 03/15/28(c)	UYU	423,583	10,048,502
9.88%, 06/20/22(c)	UYU	473,620	11,170,690

			21,219,192

Total Foreign Government Obligations — 97.8% (Cost: $489,298,296)			473,846,933

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)		420	420,000

Total Short-Term Investments — 0.1% (Cost: $420,000)			420,000

Total Investments in Securities — 97.9% (Cost: $489,718,296)			474,266,933

Other Assets, Less Liabilities — 2.1%			10,079,789

Net Assets — 100.0%			$484,346,722

(a)	Zero-coupon bond.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® J.P. Morgan EM Local Currency Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$290,000	$130,000	(a)	$—	$—	$—	$420,000	420	$198	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Foreign Government Obligations	$—	$473,846,933	$—	$473,846,933
Money Market Funds	420,000	—	—	420,000

	$420,000	$473,846,933	$—	$474,266,933

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) April 30, 2021	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds & Notes

Australia — 0.2%
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)	USD	175	$181,485
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	USD	75	81,461
5.13%, 05/15/24 (Call 02/15/24)(a)	USD	100	109,019

			371,965

Austria — 0.2%
ams AG, 6.00%, 07/31/25 (Call 07/31/22)(c)	EUR	100	127,426
Novomatic AG, 1.63%, 09/20/23	EUR	100	114,950
Wienerberger AG, 2.00%, 05/02/24(c)	EUR	50	63,253

			305,629

Belgium — 0.2%
Telenet Finance Luxembourg Note Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	USD	200	211,233
Telenet Finance Luxembourg Notes Sarl, 3.50%, 03/01/28 (Call 12/01/22)(c)	EUR	100	124,935

			336,168

Brazil — 0.4%
JBS Investments II GmbH, 7.00%, 01/15/26 (Call 01/15/22)(a)	USD	200	212,960
JBS USA LUX SA/JBS USA Finance Inc., 6.75%, 02/15/28 (Call 02/15/23)(a)	USD	125	137,925
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
5.50%, 01/15/30 (Call 01/15/25)(a)	USD	160	176,489
6.50%, 04/15/29 (Call 04/15/24)(a)	USD	155	174,569

			701,943

Canada — 2.8%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)	USD	60	58,767
3.88%, 01/15/28 (Call 09/15/22)(a)	USD	70	70,859
4.00%, 10/15/30 (Call 10/15/25)(a)	USD	350	342,651
4.25%, 05/15/24 (Call 05/31/21)(a)	USD	98	99,214
4.38%, 01/15/28 (Call 11/15/22)(a)	USD	95	96,219
5.75%, 04/15/25 (Call 04/15/22)(a)	USD	15	15,912
Bausch Health Companies Inc.
5.00%, 02/15/29 (Call 02/15/24)(a)	USD	85	85,025
5.25%, 02/15/31 (Call 02/15/26)(a)	USD	105	105,235
Bombardier Inc.
6.00%, 10/15/22 (Call 05/31/21)(a)	USD	175	175,011
6.13%, 01/15/23(a)	USD	155	161,756
7.50%, 12/01/24 (Call 05/31/21)(a)	USD	125	127,162
7.50%, 03/15/25 (Call 05/31/21)(a)	USD	160	160,000
7.88%, 04/15/27 (Call 04/15/22)(a)	USD	220	219,175
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
4.88%, 02/15/30 (Call 02/15/25)(a)	USD	50	50,000
6.13%, 05/15/23 (Call 05/31/21)(a)	CAD	35	28,504
6.25%, 09/15/27 (Call 09/15/22)(a)	USD	82	87,515
CES Energy Solutions Corp., 6.38%, 10/21/24 (Call 05/31/21)	CAD	40	32,830
Crew Energy Inc., 6.50%, 03/14/24 (Call 05/31/21)(a)	CAD	40	29,812
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(a)	USD	100	100,606
9.50%, 11/01/27 (Call 11/01/22)(a)	USD	75	82,641
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)	USD	100	96,469
3.75%, 08/01/25 (Call 08/01/22)(a)	USD	85	86,488
4.00%, 08/01/28 (Call 08/01/23)(a)(b)	USD	20	19,127

Security		Par (000)	Value

Canada (continued)
4.25%, 06/01/25 (Call 06/01/22)(a)	USD	15	$15,537
5.13%, 12/15/26 (Call 12/15/22)(a)	USD	80	84,153
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(a)(b)	USD	10	10,088
7.00%, 12/31/27 (Call 12/31/23)(a)(b)	USD	70	67,900
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)	USD	70	71,227
5.25%, 12/15/27 (Call 12/15/22)(a)	USD	65	68,654
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(a)	USD	75	77,073
6.50%, 01/15/25 (Call 05/31/21)(a)(b)	USD	58	59,994
7.13%, 02/01/27 (Call 02/01/23)(a)	USD	150	160,129
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)(b)	USD	50	52,864
5.25%, 12/15/29 (Call 09/15/29)	USD	100	105,500
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)	USD	57	56,786
4.88%, 06/01/24 (Call 03/03/24)(a)	USD	105	110,697
5.00%, 05/01/25 (Call 01/31/25)(a)(b)	USD	65	69,538
5.25%, 08/01/23 (Call 05/31/21)(a)	USD	65	65,771
5.25%, 06/01/27 (Call 03/03/27)(a)	USD	130	139,080
NuVista Energy Ltd., 6.50%, 03/02/23 (Call 05/10/21)	CAD	30	23,899
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)	USD	115	116,437
5.88%, 06/01/26 (Call 06/01/21)(a)	USD	100	103,302
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(a)	USD	90	90,787
Parkland Corp., 5.63%, 05/09/25 (Call 05/10/21)	CAD	100	83,621
Parkland Corp./Canada
4.50%, 10/01/29 (Call 10/01/24)(a)	USD	69	70,425
5.88%, 07/15/27 (Call 07/15/22)(a)	USD	65	69,212
Quebecor Media Inc.
5.75%, 01/15/23(b)	USD	130	138,860
6.63%, 01/15/23(a)	CAD	75	65,716
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)	USD	175	182,324
Superior Plus LP
5.13%, 08/27/25 (Call 05/19/21)	CAD	50	42,262
5.25%, 02/27/24 (Call 05/27/21)	CAD	50	41,799
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)	USD	10	10,225
Telesat Canada/Telesat LLC
5.63%, 12/06/26 (Call 12/06/23)(a)	USD	42	42,263
6.50%, 10/15/27 (Call 10/15/22)(a)	USD	50	49,155
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 06/01/21)(a)	USD	80	83,097
Videotron Ltd.
4.50%, 01/15/30 (Call 10/15/24)	CAD	110	94,709
5.00%, 07/15/22	USD	100	104,373
5.13%, 04/15/27 (Call 04/15/22)(a)	USD	75	79,219
5.38%, 06/15/24 (Call 03/15/24)(a)	USD	75	82,523
5.63%, 06/15/25 (Call 03/15/25)	CAD	50	45,386
5.75%, 01/15/26 (Call 05/17/21)(c)	CAD	50	41,858

			5,207,421

Cayman Islands — 0.1%
UPCB Finance VII Ltd., 3.63%, 06/15/29 (Call 06/15/22)(c)	EUR	150	185,201

Denmark — 0.1%
DKT Finance ApS, 7.00%, 06/17/23 (Call 05/31/21)(c)	EUR	100	122,847

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Denmark (continued)
TDC AS, 6.88%, 02/23/23(c)	GBP	100	$150,309

			273,156

Finland — 0.5%
Nokia OYJ
2.00%, 03/11/26 (Call 12/11/25)(c)	EUR	200	252,482
2.38%, 05/15/25 (Call 02/15/25)(c)	EUR	100	127,699
3.38%, 06/12/22	USD	65	66,716
4.38%, 06/12/27	USD	65	71,115
Teollisuuden Voima OYJ
1.13%, 03/09/26 (Call 12/09/25)(c)	EUR	200	241,496
2.00%, 05/08/24 (Call 02/08/24)(c)	EUR	100	124,376

			883,884

France — 3.9%
Accor SA
3.00%, 02/04/26 (Call 11/04/25)(c)	EUR	100	127,260
3.63%, 09/17/23(c)	EUR	100	127,924
Altice France SA/France
2.13%, 02/15/25 (Call 02/15/22)(c)	EUR	100	117,149
4.13%, 01/15/29 (Call 09/15/23)(c)	EUR	100	121,950
5.13%, 07/15/29 (Call 04/15/24)(a)	USD	200	200,125
5.50%, 01/15/28 (Call 09/15/22)(a)	USD	200	206,040
5.88%, 02/01/27 (Call 02/01/22)(c)	EUR	200	256,402
7.38%, 05/01/26 (Call 05/11/21)(a)	USD	200	207,696
8.13%, 02/01/27 (Call 02/01/22)(a)	USD	200	219,250
Banijay Group SAS, 6.50%, 03/01/26 (Call 09/01/22)(c)	EUR	100	123,374
Burger King France SAS, 6.00%, 05/01/24 (Call 05/10/21)(c)	EUR	100	122,261
CAB SELAS, 3.38%, 02/01/28 (Call 02/01/24)(c)	EUR	100	119,750
Casino Guichard Perrachon SA
3.58%, 02/07/25 (Call 11/07/24)(c)	EUR	100	116,873
4.50%, 03/07/24 (Call 12/07/23)(c)	EUR	100	123,063
4.56%, 01/25/23(c)	EUR	100	125,723
CGG SA, 7.75%, 04/01/27 (Call 04/01/24)(c)	EUR	100	119,553
CMA CGM SA
5.25%, 01/15/25 (Call 05/10/21)(c)	EUR	100	122,813
7.50%, 01/15/26 (Call 01/15/23)(c)	EUR	100	132,584
Electricite de France SA, 5.63%, (Call 01/22/24)(a)(d)(e)	USD	150	161,813
Elis SA
1.00%, 04/03/25 (Call 01/03/25)(c)	EUR	100	118,838
1.63%, 04/03/28 (Call 01/03/28)(c)	EUR	100	117,817
1.88%, 02/15/23 (Call 11/15/22)(c)	EUR	100	122,499
Faurecia SE
2.38%, 06/15/27 (Call 06/15/23)(c)	EUR	100	123,178
2.63%, 06/15/25 (Call 06/15/21)(c)	EUR	100	122,142
3.13%, 06/15/26 (Call 06/15/22)(c)	EUR	100	124,510
3.75%, 06/15/28 (Call 06/15/23)(c)	EUR	100	127,525
Fnac Darty SA, 2.63%, 05/30/26 (Call 05/30/22)(c)	EUR	100	123,478
Foncia Management SASU, 3.38%, 03/31/28 (Call 03/31/24)(c)	EUR	100	119,252
Getlink SE, 3.50%, 10/30/25 (Call 10/30/22)(c)	EUR	100	125,029
La Financiere Atalian SASU, 4.00%, 05/15/24 (Call 05/10/21)(c)	EUR	100	117,297
Loxam SAS
2.88%, 04/15/26 (Call 04/15/22)(c)	EUR	125	147,379
3.25%, 01/14/25 (Call 07/15/21)(c)	EUR	125	149,825
3.75%, 07/15/26 (Call 07/15/22)(c)	EUR	100	121,062
Mobilux Finance SAS, 5.50%, 11/15/24 (Call 05/10/21)(c)	EUR	100	121,605
Orano SA
3.13%, 03/20/23 (Call 12/20/22)(c)	EUR	100	125,618
3.38%, 04/23/26 (Call 01/23/26)(c)	EUR	100	130,299

Security		Par (000)	Value

France (continued)
4.88%, 09/23/24	EUR	100	$136,229
Paprec Holding SA, 4.00%, 03/31/25 (Call 05/31/21)(c)	EUR	100	121,743
Quatrim SASU, 5.88%, 01/15/24 (Call 11/15/21)(c)	EUR	100	125,514
RCI Banque SA, 2.63%, 02/18/30 (Call 02/18/25)(c)(e)	EUR	100	120,347
Renault SA
1.00%, 03/08/23 (Call 12/08/22)(c)	EUR	100	120,667
1.00%, 11/28/25 (Call 08/28/25)(c)	EUR	100	118,187
1.13%, 10/04/27 (Call 07/04/27)(c)	EUR	100	111,886
1.25%, 06/24/25 (Call 03/24/25)(c)	EUR	100	118,195
2.00%, 09/28/26 (Call 06/28/26)(c)	EUR	100	118,995
2.38%, 05/25/26 (Call 02/25/26)(c)	EUR	100	121,609
Rexel SA, 2.75%, 06/15/26 (Call 03/15/22)(c)	EUR	125	154,433
SPCM SA, 2.63%, 02/01/29 (Call 09/15/23)(c)	EUR	100	123,485
SPIE SA, 2.63%, 06/18/26 (Call 12/18/25)(c)	EUR	100	125,212
Tereos Finance Groupe I SA, 4.13%, 06/16/23 (Call 03/16/23)(c)	EUR	100	121,513
Valeo SA
1.63%, 03/18/26 (Call 12/18/25)(c)	EUR	100	124,554
3.25%, 01/22/24(c)	EUR	100	129,780
Vallourec SA
2.25%, 09/30/24(c)	EUR	100	117,521
6.63%, 10/15/22 (Call 05/10/21)(c)	EUR	100	120,131

			7,218,957

Germany — 4.4%
ADLER Group SA
1.88%, 01/14/26 (Call 10/14/25)(c)	EUR	100	118,525
2.25%, 04/27/27 (Call 01/27/27)(c)	EUR	100	119,435
2.75%, 11/13/26 (Call 08/13/26)(c)	EUR	100	122,750
3.25%, 08/05/25 (Call 05/05/25)(c)	EUR	100	125,318
Adler Pelzer Holding GmbH, 4.13%, 04/01/24 (Call 05/10/21)(c)	EUR	100	116,938
ADLER Real Estate AG, 3.00%, 04/27/26 (Call 02/27/26)(c)	EUR	100	126,271
Bertelsmann SE & Co. KGaA, 3.50%, 04/23/75 (Call 04/23/27)(c)(e)	EUR	100	130,066
CeramTec BondCo GmbH, 5.25%, 12/15/25 (Call 05/31/21)(c)	EUR	100	121,843
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28 (Call 01/15/24)(c)	EUR	100	124,749
Commerzbank AG
4.00%, 03/30/27(c)	EUR	130	177,017
4.00%, 12/05/30 (Call 09/05/25)(c)(e)	EUR	200	263,306
8.13%, 09/19/23(a)	USD	200	228,806
Consus Real Estate AG, 9.63%, 05/15/24 (Call 05/31/21)(c)	EUR	100	126,483
CT Investment GmbH, 5.50%, 04/15/26 (Call 04/15/23)(c)	EUR	100	121,696
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24 (Call 07/15/24)(c)	EUR	100	117,452
Deutsche Bank AG
2.75%, 02/17/25(c)	EUR	125	158,362
4.30%, 05/24/28 (Call 05/24/23), (5 year USD Swap + 2.248%)(e)	USD	200	208,136
4.50%, 05/19/26(c)	EUR	100	137,719
5.63%, 05/19/31 (Call 02/19/26)(c)(e)	EUR	200	283,415
Deutsche Bank AG/New York NY, 4.88%, 12/01/32 (Call 12/01/27)(e)	USD	200	216,577
Deutsche Lufthansa AG
2.88%, 02/11/25 (Call 01/11/25)(c)	EUR	100	121,225
3.00%, 05/29/26 (Call 02/28/26)(c)	EUR	100	120,328
3.75%, 02/11/28 (Call 11/11/27)(c)	EUR	100	121,980
4.39%, 08/12/75 (Call 02/12/26)(c)(e)	EUR	100	116,962

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
Hapag-Lloyd AG, 2.50%, 04/15/28 (Call 04/15/24)(c)	EUR	100	$120,524
HT Troplast GmbH, 9.25%, 07/15/25 (Call 07/15/22)(c)	EUR	100	131,688
K+S AG
2.63%, 04/06/23 (Call 01/06/23)(c)	EUR	100	120,277
3.25%, 07/18/24 (Call 04/18/24)(c)	EUR	100	121,087
KME SE, 6.75%, 02/01/23 (Call 05/31/21)(c)	EUR	100	96,582
LANXESS AG, 4.50%, 12/06/76 (Call 06/06/23)(c)(e)	EUR	100	128,725
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)(a)	USD	110	114,177
METRO AG, 1.50%, 03/19/25(c)	EUR	100	124,410
Nidda BondCo GmbH, 5.00%, 09/30/25 (Call 05/31/21)(c)	EUR	100	121,361
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24 (Call 05/10/21)(c)	EUR	200	241,686
PCF GmbH, 4.75%, 04/15/26 (Call 04/15/23)(c)	EUR	100	120,918
Peach Property Finance GmbH, 3.50%, 02/15/23 (Call 11/15/22)(c)	EUR	100	123,231
Platin 1426 GmbH, 5.38%, 06/15/23 (Call 05/10/21)(c)	EUR	100	121,187
ProGroup AG, 3.00%, 03/31/26 (Call 05/31/21)(c)	EUR	100	121,912
RWE AG, 3.50%, 04/21/75 (Call 04/21/25)(c)(e)	EUR	50	64,397
Schaeffler AG
1.88%, 03/26/24 (Call 12/26/23)(c)	EUR	100	124,690
2.88%, 03/26/27 (Call 12/26/26)(c)	EUR	100	128,252
3.38%, 10/12/28 (Call 07/12/28)(c)	EUR	100	131,586
Summit Properties Ltd., 2.00%, 01/31/25 (Call 05/10/21)(c)	EUR	100	119,027
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26 (Call 07/30/21)(c)	EUR	100	124,546
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25 (Call 01/15/22)(c)	EUR	100	119,034
Tele Columbus AG, 3.88%, 05/02/25 (Call 05/31/21)(c)	EUR	100	122,384
thyssenkrupp AG
1.88%, 03/06/23 (Call 02/06/23)(c)	EUR	175	210,809
2.88%, 02/22/24 (Call 11/22/23)(c)	EUR	150	183,964
TK Elevator Midco GmbH, 4.38%, 07/15/27 (Call 07/15/23)(c)	EUR	100	126,402
Vertical Holdco GmbH, 6.63%, 07/15/28 (Call 07/15/23)(c)	EUR	100	129,113
Vertical U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)	USD	200	209,833
WEPA Hygieneprodukte GmbH, 2.88%, 12/15/27 (Call 12/15/22)(c)	EUR	100	120,276
ZF Europe Finance BV
2.00%, 02/23/26 (Call 12/23/25)(c)	EUR	300	363,939
3.00%, 10/23/29 (Call 07/23/29)(c)	EUR	100	126,236
ZF Finance GmbH, 3.75%, 09/21/28 (Call 06/21/28)(c)	EUR	100	131,383
ZF North America Capital Inc.
2.75%, 04/27/23(c)	EUR	100	125,318
4.75%, 04/29/25(a)	USD	150	161,680

			8,255,993

Greece — 0.5%
Alpha Services and Holdings SA, 4.25%, 02/13/30 (Call 02/13/25)(c)(e)	EUR	100	116,259
Ellaktor Value PLC, 6.38%, 12/15/24 (Call 12/15/21)(c)	EUR	100	112,101
Intralot Capital Luxembourg SA, 5.25%, 09/15/24 (Call 05/10/21)(c)	EUR	100	72,918
Mytilineos SA, 2.25%, 10/30/26(c)	EUR	100	121,567
National Bank of Greece SA, 2.75%, 10/08/26 (Call 10/08/25)(c)(e)	EUR	150	187,237
Piraeus Financial Holdings SA, 9.75%, 06/26/29 (Call 06/26/24)(c)(e)	EUR	100	131,894
Public Power Corp. SA, 3.88%, 03/30/26 (Call 03/30/23)(c)	EUR	100	124,099

Security		Par (000)	Value

Greece (continued)
Titan Global Finance PLC, 2.38%, 11/16/24 (Call 05/16/24)(c)	EUR	100	$123,181

			989,256

Ireland — 0.2%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(e)	USD	150	156,304
AIB Group PLC, 1.88%, 11/19/29 (Call 11/19/24)(c)(e)	EUR	100	123,377
eircom Finance DAC, 3.50%, 05/15/26 (Call 05/15/22)(c)	EUR	125	153,485

			433,166

Israel — 1.4%
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)	USD	75	76,891
4.88%, 03/30/26 (Call 12/30/25)	USD	70	72,401
5.38%, 03/30/28 (Call 09/30/27)	USD	70	72,481
5.88%, 03/30/31 (Call 09/30/30)	USD	75	77,344
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(a)	USD	75	78,979
6.13%, 06/30/25 (Call 03/30/25)(a)	USD	45	49,366
6.50%, 06/30/27 (Call 12/30/26)(a)	USD	55	61,196
6.75%, 06/30/30 (Call 12/30/29)(a)	USD	90	101,115
Teva Pharmaceutical Finance Netherlands II BV
1.13%, 10/15/24(c)	EUR	200	226,882
1.25%, 03/31/23 (Call 12/31/22)(c)	EUR	100	117,450
1.63%, 10/15/28(c)	EUR	100	107,264
1.88%, 03/31/27 (Call 12/31/26)(c)	EUR	100	111,497
3.25%, 04/15/22 (Call 01/15/22)	EUR	100	121,670
4.50%, 03/01/25 (Call 12/01/24)	EUR	100	125,601
6.00%, 01/31/25 (Call 10/31/24)	EUR	100	131,050
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	USD	250	247,532
3.15%, 10/01/26(b)	USD	200	187,800
6.00%, 04/15/24 (Call 01/15/24)	USD	200	210,750
6.75%, 03/01/28 (Call 12/01/27)(b)	USD	200	218,233
7.13%, 01/31/25 (Call 10/31/24)	USD	200	218,500

			2,614,002

Italy — 5.5%
Atlantia SpA
1.63%, 02/03/25(c)	EUR	100	122,730
1.88%, 07/13/27 (Call 04/13/27)(c)	EUR	100	123,641
1.88%, 02/12/28 (Call 11/12/27)(c)	EUR	100	123,083
Autostrade per l’Italia SpA
1.13%, 11/04/21(c)	EUR	100	120,402
1.75%, 06/26/26(c)	EUR	100	122,896
1.75%, 02/01/27(c)	EUR	100	122,925
1.88%, 09/26/29 (Call 06/26/29)(c)	EUR	100	121,878
2.00%, 12/04/28 (Call 09/04/28)(c)	EUR	100	123,598
2.00%, 01/15/30 (Call 10/15/29)(c)	EUR	100	122,450
Azzurra Aeroporti SpA, 2.63%, 05/30/27 (Call 02/28/27)(c)	EUR	100	119,326
Banca IFIS SpA, 4.50%, 10/17/27 (Call 10/17/22)(c)(e)	EUR	100	121,733
Banca Monte dei Paschi di Siena SpA
1.88%, 01/09/26(c)	EUR	150	180,865
2.63%, 04/28/25(c)	EUR	125	154,770
3.63%, 09/24/24(c)	EUR	100	127,448
5.38%, 01/18/28 (Call 01/18/23)(c)(e)	EUR	100	108,041
10.50%, 07/23/29(c)	EUR	100	147,896
Banca Popolare di Sondrio SCPA, 2.38%, 04/03/24(c)	EUR	100	125,878
Banco BPM SpA
1.75%, 01/28/25(c)	EUR	200	249,046
2.50%, 06/21/24(c)	EUR	100	127,397
4.38%, 09/21/27 (Call 09/21/22)(c)(e)	EUR	100	125,147

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy (continued)
BPER Banca, 5.13%, 05/31/27 (Call 05/31/22)(c)(e)	EUR	100	$125,881
Brunello Bidco SpA, 3.50%, 02/15/28 (Call 02/15/24)(c)	EUR	100	120,522
Centurion Bidco SpA, 5.88%, 09/30/26 (Call 09/30/22)(c)	EUR	100	125,791
Esselunga SpA, 0.88%, 10/25/23 (Call 07/25/23)(c)	EUR	100	122,209
Gamma Bidco SpA, 5.13%, 07/15/25 (Call 07/15/22)(c)	EUR	100	121,814
Iccrea Banca SpA, 1.50%, 10/11/22(c)	EUR	150	182,657
Infrastrutture Wireless Italiane SpA
1.63%, 10/21/28 (Call 07/21/28)(c)	EUR	100	122,611
1.88%, 07/08/26 (Call 04/08/26)(c)	EUR	100	126,194
Intesa Sanpaolo SpA
0.63%, 02/24/26(c)	EUR	250	297,968
1.35%, 02/24/31(c)	EUR	250	293,765
2.63%, 06/20/24(c)	EUR	250	321,271
2.86%, 04/23/25(c)	EUR	100	127,528
4.45%, 09/15/27 (Call 09/15/22)(c)(e)	EUR	100	126,290
5.02%, 06/26/24(a)	USD	200	217,350
5.15%, 06/10/30(c)	GBP	100	155,827
6.63%, 09/13/23(c)	EUR	100	136,785
Leonardo SpA, 1.50%, 06/07/24 (Call 03/07/24)(c)	EUR	100	122,938
Mediobanca Banca di Credito Finanziario SpA, 5.75%, 04/18/23	EUR	100	132,506
Nexi SpA
1.63%, 04/30/26 (Call 01/30/26)(c)	EUR	200	240,061
1.75%, 10/31/24(c)	EUR	150	183,537
2.13%, 04/30/29 (Call 01/30/29)(c)	EUR	100	119,051
Rekeep SpA, 7.25%, 02/01/26 (Call 02/01/23)(c)	EUR	100	128,304
Rossini Sarl, 6.75%, 10/30/25 (Call 10/30/21)(c)	EUR	100	127,182
Saipem Finance International BV, 3.38%, 07/15/26 (Call 04/15/26)(c)	EUR	100	124,498
Sisal Group SpA, 7.00%, 07/31/23 (Call 05/10/21)(c)	EUR	69	83,689
Societa Cattolica Di Assicurazione SPA, 4.25%, 12/14/47 (Call 12/14/27)(c)(e)	EUR	100	129,344
Sofima Holding SpA, 3.75%, 01/15/28 (Call 01/15/23)(c)	EUR	100	120,830
Telecom Italia SpA/Milano
1.63%, 01/18/29 (Call 10/18/28)(c)	EUR	100	118,179
2.38%, 10/12/27 (Call 07/12/27)(c)	EUR	100	125,656
2.50%, 07/19/23(c)	EUR	100	125,804
2.75%, 04/15/25 (Call 01/15/25)(c)	EUR	150	190,090
2.88%, 01/28/26 (Call 10/28/25)(c)	EUR	100	128,084
3.00%, 09/30/25(c)	EUR	100	129,387
3.25%, 01/16/23(c)	EUR	100	126,375
3.63%, 01/19/24(c)	EUR	100	129,485
3.63%, 05/25/26(c)	EUR	100	133,485
4.00%, 04/11/24 (Call 01/11/24)(c)	EUR	100	130,030
5.30%, 05/30/24(a)	USD	200	218,440
UniCredit SpA
2.00%, 09/23/29 (Call 09/23/24)(c)(e)	EUR	200	241,644
2.73%, 01/15/32 (Call 01/15/27)(c)(e)	EUR	200	245,926
4.88%, 02/20/29 (Call 02/20/24)(c)(e)	EUR	200	262,977
5.46%, 06/30/35 (Call 06/30/30)(a)(e)	USD	200	215,035
5.86%, 06/19/32 (Call 06/19/27)(a)(b)(e)	USD	200	222,340
Unipol Gruppo SpA
3.00%, 03/18/25(c)	EUR	100	128,544
3.25%, 09/23/30 (Call 06/23/30)(c)	EUR	100	127,306
3.50%, 11/29/27 (Call 08/29/27)(c)	EUR	100	131,098
UnipolSai Assicurazioni SpA, 3.88%, 03/01/28(c)	EUR	100	130,034
Webuild SpA, 1.75%, 10/26/24(c)	EUR	100	118,737

			10,306,209

Security		Par (000)	Value

Japan — 0.3%
SoftBank Group Corp.
3.13%, 09/19/25 (Call 06/21/25)(c)	EUR	150	$187,874
4.00%, 04/20/23 (Call 01/20/23)(c)	EUR	100	126,222
4.00%, 09/19/29 (Call 06/21/29)(c)	EUR	125	161,706
5.00%, 04/15/28 (Call 01/16/28)(c)	EUR	100	136,506

			612,308

Luxembourg — 1.8%
Altice Financing SA
2.25%, 01/15/25 (Call 01/15/22)(c)	EUR	100	117,876
3.00%, 01/15/28 (Call 01/15/23)(c)	EUR	100	115,983
5.00%, 01/15/28 (Call 01/15/23)(a)	USD	200	197,250
7.50%, 05/15/26 (Call 05/17/21)(a)	USD	200	207,906
Altice Finco SA, 4.75%, 01/15/28 (Call 10/15/22)(c)	EUR	100	117,901
Altice France Holding SA
4.00%, 02/15/28 (Call 02/15/23)(c)	EUR	100	115,131
6.00%, 02/15/28 (Call 02/15/23)(a)(b)	USD	200	198,500
8.00%, 05/15/27 (Call 05/15/22)(c)	EUR	100	130,967
10.50%, 05/15/27 (Call 05/15/22)(a)	USD	200	225,292
ArcelorMittal SA
0.95%, 01/17/23 (Call 10/17/22)(c)	EUR	100	121,697
1.00%, 05/19/23 (Call 02/19/23)(c)	EUR	100	122,185
2.25%, 01/17/24 (Call 10/17/23)(c)	EUR	100	126,041
4.55%, 03/11/26	USD	100	111,000
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/28 (Call 05/15/24)(a)	USD	200	197,326
Garfunkelux Holdco 3 SA
6.75%, 11/01/25 (Call 11/01/22)(c)	EUR	100	124,978
7.75%, 11/01/25 (Call 11/01/22)(c)	GBP	100	143,529
INEOS Finance PLC, 2.88%, 05/01/26 (Call 05/01/22)(c)	EUR	100	121,869
INEOS Group Holdings SA, 5.38%, 08/01/24 (Call 05/10/21)(c)	EUR	100	121,556
Kleopatra Holdings 2 SCA, 6.50%, 09/01/26 (Call 03/01/23)(c)	EUR	100	112,151
Matterhorn Telecom SA, 4.00%, 11/15/27 (Call 11/15/22)(c)	EUR	100	122,508
Mytilineos Financial Partners SA, 2.50%, 12/01/24 (Call 06/01/24)(c)	EUR	100	123,955
SIG Combibloc Purchase Co. Sarl, 2.13%, 06/18/25 (Call 03/18/25)(c)	EUR	100	126,847
Summer BC Holdco A Sarl, 9.25%, 10/31/27 (Call 10/31/22)(c)	EUR	90	114,653
Summer BC Holdco B Sarl, 5.75%, 10/31/26 (Call 10/31/22)(c)	EUR	100	124,751
Swissport Investments SA, 6.75%, 12/15/21 (Call 05/10/21)(c)	EUR	100	1,204
Vivion Investments Sarl, 3.00%, 08/08/24(c)	EUR	100	117,179

			3,460,235

Macau — 0.5%
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 05/31/21)(a)	USD	200	205,630
5.38%, 12/04/29 (Call 12/04/24)(a)	USD	200	213,400
Studio City Finance Ltd., 6.50%, 01/15/28 (Call 07/15/23)(a)	USD	200	216,653
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 05/11/21)(a)	USD	100	101,840
5.50%, 01/15/26 (Call 06/15/22)(a)	USD	200	210,600

			948,123

Netherlands — 1.8%
Intertrust Group BV, 3.38%, 11/15/25 (Call 11/15/21)(c)	EUR	100	123,410

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Netherlands (continued)
IPD 3 BV, 5.50%, 12/01/25 (Call 12/01/22)(c)	EUR	100	$124,910
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(e)	USD	200	213,403
Lincoln Financing Sarl, 3.63%, 04/01/24 (Call 06/01/21)(c)	EUR	125	152,274
Louis Dreyfus Co. BV, 2.38%, 11/27/25 (Call 08/27/25)(c)	EUR	100	126,348
Nouryon Holding BV, 6.50%, 10/01/26 (Call 10/01/21)(c)	EUR	100	126,176
OCI NV, 3.13%, 11/01/24 (Call 11/01/21)(c)	EUR	100	123,107
PPF Telecom Group BV
3.25%, 09/29/27 (Call 06/29/27)(c)	EUR	175	226,333
3.50%, 05/20/24 (Call 02/20/24)(c)	EUR	100	128,297
Q-Park Holding I BV, 2.00%, 03/01/27 (Call 03/01/23)(c)	EUR	150	169,180
Sensata Technologies BV
4.88%, 10/15/23(a)	USD	75	80,250
5.00%, 10/01/25(a)	USD	100	111,000
5.63%, 11/01/24(a)	USD	50	55,750
Sigma Holdco BV, 5.75%, 05/15/26 (Call 05/15/21)(c)	EUR	100	116,624
Trivium Packaging Finance BV
3.75%, 08/15/26 (Call 08/15/22)(c)	EUR	100	123,338
8.50%, 08/15/27 (Call 08/15/22)(a)(b)	USD	200	215,558
United Group BV
3.63%, 02/15/28 (Call 02/15/23)(c)	EUR	100	116,662
4.88%, 07/01/24 (Call 05/31/21)(c)	EUR	100	122,117
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	USD	200	199,316
Ziggo Bond Co. BV, 3.38%, 02/28/30 (Call 02/15/25)(c)	EUR	100	119,011
Ziggo BV
2.88%, 01/15/30 (Call 10/15/24)(c)	EUR	100	121,053
4.25%, 01/15/27 (Call 01/15/22)(c)	EUR	80	100,067
4.88%, 01/15/30 (Call 10/15/24)(a)	USD	200	205,544
5.50%, 01/15/27 (Call 01/15/22)(a)	USD	198	206,042

			3,405,770

Norway — 0.1%
Adevinta ASA, 2.63%, 11/15/25 (Call 11/15/22)(c)	EUR	100	123,658

Portugal — 0.4%
Banco Comercial Portugues SA, 3.87%, 03/27/30 (Call 03/27/25)(c)(e)	EUR	100	117,761
Caixa Geral de Depositos SA, 1.25%, 11/25/24(c)	EUR	100	123,894
EDP - Energias de Portugal SA
1.70%, 07/20/80 (Call 04/20/25)(c)(e)	EUR	100	120,401
1.88%, 08/02/81 (Call 05/02/26)(c)(e)	EUR	100	120,389
4.50%, 04/30/79 (Call 01/30/24)(c)(e)	EUR	100	131,187
Saipem Finance International BV, 3.13%, 03/31/28 (Call 12/31/27)(c)	EUR	100	120,542
Transportes Aereos Portugueses SA, 5.63%, 12/02/24 (Call 06/02/24)(c)	EUR	100	99,895

			834,069

Singapore — 0.1%
Puma International Financing SA, 5.13%, 10/06/24 (Call 05/11/21)(a)	USD	200	203,730

Spain — 1.7%
Abanca Corp. Bancaria SA, 4.63%, 04/07/30 (Call 04/07/25)(c)(e)	EUR	100	128,847
Banco de Sabadell SA
1.13%, 03/27/25(c)	EUR	100	122,387
1.75%, 05/10/24(c)	EUR	100	124,618
2.50%, 04/15/31 (Call 01/15/26)(c)(e)	EUR	100	120,346
5.38%, 12/12/28 (Call 12/12/23)(c)(e)	EUR	100	131,531
Cellnex Finance Co. SA
0.75%, 11/15/26 (Call 08/15/26)(c)	EUR	100	119,432
1.25%, 01/15/29 (Call 10/15/28)(c)	EUR	100	117,519

Security		Par (000)	Value

Spain (continued)
2.00%, 02/15/33 (Call 11/15/32)(c)	EUR	200	$235,761
Cellnex Telecom SA
1.75%, 10/23/30 (Call 07/23/30)(c)	EUR	100	118,693
1.88%, 06/26/29 (Call 03/26/29)	EUR	100	122,233
2.88%, 04/18/25 (Call 01/18/25)(c)	EUR	100	130,423
3.13%, 07/27/22(c)	EUR	100	125,002
Cirsa Finance International Sarl, 6.25%, 12/20/23 (Call 05/10/21)(c)	EUR	100	121,949
ContourGlobal Power Holdings SA, 2.75%, 01/01/26 (Call 01/01/23)(c)	EUR	100	120,739
eDreams ODIGEO SA, 5.50%, 09/01/23 (Call 05/10/21)(c)	EUR	100	117,117
El Corte Ingles SA, 3.00%, 03/15/24 (Call 05/10/21)(c)	EUR	100	122,011
Gestamp Funding Luxembourg SA, 3.50%, 05/15/23 (Call 05/10/21)(c)	EUR	100	120,361
Grifols SA
1.63%, 02/15/25 (Call 02/15/22)(c)	EUR	100	120,899
2.25%, 11/15/27 (Call 11/15/22)(c)	EUR	100	122,316
3.20%, 05/01/25 (Call 05/31/21)(c)	EUR	100	121,213
Grupo-Antolin Irausa SA, 3.25%, 04/30/24 (Call 05/10/21)(c)	EUR	100	120,570
Ibercaja Banco SA, 2.75%, 07/23/30 (Call 07/23/25)(c)(e)	EUR	100	120,013
Lorca Telecom Bondco SA, 4.00%, 09/18/27 (Call 09/30/23)(c)	EUR	100	122,524
Obrascon Huarte Lain SA, 4.75%, 03/15/22 (Call 05/31/21)(c)	EUR	100	84,868
Repsol International Finance BV, 4.50%, 03/25/75 (Call 03/25/25)(c)(e)	EUR	100	131,621

			3,142,993

Sweden — 0.7%
Akelius Residential Property AB, 3.88%, 10/05/78 (Call 07/08/23)(c)(e)	EUR	100	127,430
Fastighets AB Balder, 3.00%, 03/07/78 (Call 03/07/23)(c)(e)	EUR	100	122,841
Intrum AB
2.75%, 07/15/22 (Call 05/31/21)(c)	EUR	10	12,035
3.13%, 07/15/24 (Call 05/31/21)(c)	EUR	100	121,020
3.50%, 07/15/26 (Call 07/15/22)(c)	EUR	200	242,657
4.88%, 08/15/25 (Call 08/15/22)(c)	EUR	100	126,449
Verisure Holding AB
3.25%, 02/15/27 (Call 02/15/23)(c)	EUR	100	120,800
3.88%, 07/15/26 (Call 07/15/22)(c)	EUR	100	123,132
Verisure Midholding AB, 5.25%, 02/15/29 (Call 02/15/24)(c)	EUR	200	248,190
Volvo Car AB, 2.13%, 04/02/24 (Call 01/02/24)(c)	EUR	100	125,137

			1,369,691

Switzerland — 0.3%
Dufry One BV
2.00%, 02/15/27 (Call 02/15/23)(c)	EUR	100	111,893
2.50%, 10/15/24 (Call 05/31/21)(c)	EUR	100	118,823
3.38%, 04/15/28 (Call 04/15/24)(c)	EUR	100	118,331
Walnut Bidco PLC, 6.75%, 08/01/24 (Call 08/01/21)(c)	EUR	100	125,668

			474,715

United Kingdom — 4.8%
Arqiva Broadcast Finance PLC, 6.75%, 09/30/23 (Call 06/01/21)(c)	GBP	100	142,819
B&M European Value Retail SA, 3.63%, 07/15/25 (Call 07/15/22)(c)	GBP	100	142,692
Bellis Acquisition Co. PLC, 3.25%, 02/16/26 (Call 02/24/23)(c)	GBP	275	381,817
Bellis Finco PLC, 4.00%, 02/16/27 (Call 02/24/23)(c)	GBP	100	138,634

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
British Telecommunications PLC, 1.87%, 08/18/80 (Call 05/18/25)(c)(e)	EUR	100	$119,192
Cidron Aida Finco Sarl, 5.00%, 04/01/28 (Call 04/01/24)(c)	EUR	100	122,637
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(a)	USD	200	209,030
eG Global Finance PLC
4.38%, 02/07/25 (Call 06/01/21)(c)	EUR	100	116,585
6.25%, 10/30/25 (Call 10/30/21)(c)	EUR	100	122,430
6.75%, 02/07/25 (Call 05/15/21)(a)	USD	200	205,591
Energia Group NI FinanceCo PLC/Energia Group ROI Holdings DAC, 4.00%, 09/15/25 (Call 05/10/21)(c)	EUR	100	121,542
Heathrow Finance PLC, 4.38%, 03/01/27(c)	GBP	100	142,506
Iceland Bondco PLC
4.38%, 05/15/28 (Call 02/15/24)(c)	GBP	100	132,945
4.63%, 03/15/25 (Call 03/15/22)(c)	GBP	100	136,521
INEOS Quattro Finance 2 PLC, 2.50%, 01/15/26 (Call 01/15/23)(c)	EUR	100	120,691
INEOS Styrolution Group GmbH, 2.25%, 01/16/27 (Call 01/15/23)(c)	EUR	100	117,538
International Consolidated Airlines Group SA
1.50%, 07/04/27 (Call 04/04/27)(c)	EUR	100	108,971
2.75%, 03/25/25 (Call 12/25/24)(c)	EUR	100	119,851
3.75%, 03/25/29 (Call 12/25/28)(c)	EUR	100	119,762
International Personal Finance PLC, 9.75%, 11/12/25 (Call 11/12/22)	EUR	100	126,240
Jaguar Land Rover Automotive PLC
3.88%, 03/01/23(c)	GBP	100	139,581
4.50%, 01/15/26 (Call 10/15/25)(c)	EUR	100	124,285
5.63%, 02/01/23 (Call 06/01/21)(a)	USD	150	150,472
5.88%, 11/15/24 (Call 08/15/24)(c)	EUR	100	130,530
Jerrold Finco PLC, 4.88%, 01/15/26 (Call 01/15/22)(c)	GBP	100	141,909
Marks & Spencer PLC
3.75%, 05/19/26 (Call 02/19/26)(c)	GBP	100	143,357
6.00%, 06/12/25(c)	GBP	100	155,737
Metro Bank PLC, 5.50%, 06/26/28 (Call 06/26/23)(c)(e)	GBP	100	84,921
Modulaire Global Finance PLC, 6.50%, 02/15/23 (Call 05/10/21)(c)	EUR	100	122,331
Motion Finco Sarl, 7.00%, 05/15/25 (Call 05/15/22)(c)	EUR	100	126,899
NGG Finance PLC
1.63%, 12/05/79 (Call 09/05/24)(c)(e)	EUR	100	121,649
2.13%, 09/05/82 (Call 06/05/27)(c)(e)	EUR	100	122,724
5.63%, 06/18/73 (Call 06/18/25)(c)(e)	GBP	100	155,349
Pinewood Finance Co. Ltd., 3.25%, 09/30/25 (Call 09/30/21)(c)	GBP	100	140,836
Pinnacle Bidco PLC, 5.50%, 02/15/25 (Call 01/15/22)(c)	EUR	100	121,863
Playtech PLC, 4.25%, 03/07/26 (Call 03/07/22)(c)	EUR	100	123,971
Rolls-Royce PLC
0.88%, 05/09/24 (Call 02/09/24)(c)	EUR	100	116,364
3.38%, 06/18/26	GBP	100	137,587
4.63%, 02/16/26 (Call 11/16/25)(c)	EUR	100	129,813
5.75%, 10/15/27 (Call 07/15/27)(a)	USD	200	214,133
Stonegate Pub Co. Financing 2019 PLC, 8.25%, 07/31/25 (Call 07/31/22)(c)	GBP	100	146,014
Synthomer PLC, 3.88%, 07/01/25 (Call 07/01/22)(c)	EUR	100	125,741
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/23)(a)	USD	110	117,432
Thames Water Utilities Finance PLC, 5.75%, 09/13/30 (Call 09/13/22)(e)	GBP	125	182,478
Very Group Funding Plc/The, 7.75%, 11/15/22 (Call 06/01/21)(c)	GBP	100	140,300
Victoria PLC, 3.63%, 08/24/26 (Call 02/28/23)(c)	EUR	100	122,003

Security		Par (000)	Value

United Kingdom (continued)
Virgin Media Finance PLC
3.75%, 07/15/30 (Call 07/15/25)(c)	EUR	100	$120,672
5.00%, 07/15/30 (Call 07/15/25)(a)	USD	200	199,540
Virgin Media Secured Finance PLC
4.25%, 01/15/30 (Call 10/15/24)(c)	GBP	150	208,596
5.00%, 04/15/27 (Call 04/15/22)(c)	GBP	100	144,551
5.50%, 05/15/29 (Call 05/15/24)(a)(b)	USD	200	213,850
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28 (Call 07/15/23)(c)	GBP	100	142,017
Vmed O2 UK Financing I PLC
3.25%, 01/31/31 (Call 01/31/26)(c)	EUR	150	182,296
4.00%, 01/31/29 (Call 01/31/24)(c)	GBP	100	138,440
Vodafone Group PLC
3.10%, 01/03/79 (Call 10/03/23)(c)(e)	EUR	200	250,373
4.20%, 10/03/78 (Call 07/03/28)(c)(e)	EUR	100	135,803
4.88%, 10/03/78 (Call 07/03/25)(c)(e)	GBP	100	150,317
7.00%, 04/04/79 (Call 01/04/29)(e)	USD	275	334,797
Series NC10, 3.00%, 08/27/80 (Call 05/27/30)(c)(e)	EUR	100	124,393
Series NC6, 2.63%, 08/27/80 (Call 05/27/26)(c)(e)	EUR	100	124,137

			8,956,055

United States — 65.5%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	USD	70	68,517
7.00%, 11/15/25 (Call 06/01/21)(a)(b)	USD	115	118,395
10.13%, 08/01/26 (Call 08/01/22)(a)	USD	30	34,294
Adient Global Holdings Ltd., 3.50%, 08/15/24 (Call 05/15/24)(c)	EUR	100	124,026
Adient U.S. LLC
7.00%, 05/15/26 (Call 05/07/21)(a)	USD	2	2,143
9.00%, 04/15/25 (Call 04/15/22)(a)	USD	60	66,495
ADT Security Corp. (The)
3.50%, 07/15/22	USD	125	127,969
4.13%, 06/15/23	USD	90	94,067
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	USD	125	139,062
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(a)	USD	55	55,005
3.50%, 02/15/23 (Call 12/15/22)(a)	USD	60	61,785
3.50%, 03/15/29 (Call 09/15/23)(a)	USD	125	120,000
4.63%, 01/15/27 (Call 01/15/23)(a)(b)	USD	170	176,800
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	USD	100	104,115
5.88%, 02/15/28 (Call 08/15/22)(a)(b)	USD	125	133,435
7.50%, 03/15/26 (Call 03/15/22)(a)	USD	75	82,629
Alcoa Nederland Holding BV
6.13%, 05/15/28 (Call 05/15/23)(a)	USD	200	217,968
7.00%, 09/30/26 (Call 09/30/21)(a)	USD	200	211,015
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)	USD	70	71,094
6.75%, 10/15/27 (Call 10/15/22)(a)	USD	130	136,658
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 07/15/22)(a)(b)	USD	170	180,200
9.75%, 07/15/27 (Call 07/15/22)(a)	USD	140	153,778
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)(b)	USD	110	105,875
4.75%, 10/01/27 (Call 10/01/22)(a)	USD	50	52,605
5.88%, 06/01/29 (Call 06/01/24)(a)	USD	70	75,688
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)	USD	130	149,067

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
AMC Entertainment Holdings Inc.
10.50%, 04/15/25 (Call 04/15/22)(a)	USD	50	$53,479
10.50%, 04/24/26 (Call 06/15/22)(a)	USD	92	97,060
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)	USD	125	123,437
4.75%, 08/01/25 (Call 08/01/21)(b)	USD	100	103,000
5.00%, 04/01/24 (Call 06/01/21)	USD	96	97,416
American Airlines Group Inc.
3.75%, 03/01/25(a)(b)	USD	65	57,159
5.00%, 06/01/22(a)(b)	USD	95	94,288
American Airlines Inc., 11.75%, 07/15/25(a)(b)	USD	300	376,612
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	USD	355	372,750
5.75%, 04/20/29(a)	USD	350	375,087
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 06/01/21)(b)	USD	90	93,263
6.25%, 03/15/26 (Call 05/11/21)(b)	USD	50	51,453
6.50%, 04/01/27 (Call 04/01/22)(b)	USD	60	63,375
6.88%, 07/01/28 (Call 07/01/23)(b)	USD	50	53,438
American Builders & Contractors Supply Co. Inc., 4.00%, 01/15/28 (Call 01/15/23)(a)	USD	100	101,994
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	USD	90	99,948
5.63%, 05/20/24 (Call 03/20/24)	USD	85	94,750
5.75%, 05/20/27 (Call 02/20/27)	USD	75	83,876
5.88%, 08/20/26 (Call 05/20/26)	USD	75	84,038
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 05/17/21)	USD	80	81,463
5.75%, 03/01/27 (Call 03/01/22)(a)	USD	85	86,090
5.75%, 01/15/28 (Call 01/15/23)(a)	USD	80	81,522
7.88%, 05/15/26 (Call 05/15/23)(a)	USD	50	54,565
Antero Resources Corp.
5.00%, 03/01/25 (Call 06/01/21)(b)	USD	75	76,125
5.63%, 06/01/23 (Call 06/01/21)	USD	95	95,356
7.63%, 02/01/29 (Call 02/01/24)(a)	USD	60	65,010
8.38%, 07/15/26 (Call 01/15/24)(a)(b)	USD	65	73,078
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(b)	USD	75	75,158
4.38%, 10/15/28 (Call 07/15/28)(b)	USD	100	102,070
4.63%, 11/15/25 (Call 08/15/25)(b)	USD	15	15,844
4.88%, 11/15/27 (Call 05/15/27)	USD	95	100,409
APX Group Inc.
6.75%, 02/15/27 (Call 02/15/23)(a)	USD	80	85,996
7.88%, 12/01/22 (Call 06/01/21)	USD	94	94,429
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)	USD	50	51,200
5.00%, 04/01/25 (Call 06/01/21)(a)(b)	USD	75	76,969
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	USD	145	151,706
6.38%, 05/01/25 (Call 05/01/22)(a)	USD	195	207,431
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(a)	USD	30	29,888
6.13%, 12/01/28 (Call 12/01/23)(a)(b)	USD	65	66,950
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(a)	USD	65	68,042
6.88%, 04/01/27 (Call 04/01/22)(a)	USD	65	69,156
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/22)(a)(b)	USD	70	74,787
6.13%, 02/15/28 (Call 02/15/23)(a)	USD	90	95,400

Security		Par (000)	Value

United States (continued)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 2.00%, 09/01/28 (Call 05/15/24)(c)	EUR	100	$120,510
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.13%, 08/15/26 (Call 08/15/22)(c)	EUR	225	270,696
5.25%, 08/15/27 (Call 08/15/22)(a)	USD	400	408,334
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/26 (Call 11/01/21)(a)	USD	75	75,938
AssuredPartners Inc., 5.63%, 01/15/29 (Call 12/15/23)(a)(b)	USD	75	75,932
Avantor Funding Inc.
2.63%, 11/01/25 (Call 11/01/22)(c)	EUR	100	123,273
4.63%, 07/15/28 (Call 07/15/23)(a)	USD	180	188,550
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)	USD	100	106,466
Avient Corp., 5.75%, 05/15/25 (Call 05/15/22)(a)	USD	95	100,523
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)	USD	50	51,605
5.38%, 03/01/29 (Call 03/01/24)(a)	USD	65	67,999
5.75%, 07/15/27 (Call 07/15/22)(a)(b)	USD	55	58,234
Avis Budget Finance PLC, 4.75%, 01/30/26 (Call 09/30/21)(c)	EUR	100	122,137
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25 (Call 05/10/21)(c)	EUR	125	153,127
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)	USD	150	145,954
B&G Foods Inc.
5.25%, 04/01/25 (Call 06/01/21)	USD	115	118,374
5.25%, 09/15/27 (Call 03/01/22)(b)	USD	70	72,442
Ball Corp.
1.50%, 03/15/27 (Call 12/15/26)	EUR	100	122,694
2.88%, 08/15/30 (Call 05/15/30)	USD	125	120,776
4.00%, 11/15/23	USD	125	133,309
4.38%, 12/15/23	EUR	100	132,960
4.88%, 03/15/26 (Call 12/15/25)	USD	95	106,619
5.25%, 07/01/25	USD	125	141,557
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)	USD	185	197,046
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(a)	USD	220	244,750
9.25%, 04/01/26 (Call 04/01/22)(a)	USD	190	210,452
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/23)(a)	USD	180	182,700
5.25%, 01/30/30 (Call 01/30/25)(a)	USD	130	130,682
5.50%, 11/01/25 (Call 05/31/21)(a)	USD	220	226,875
5.75%, 08/15/27 (Call 08/15/22)(a)	USD	65	69,847
6.13%, 04/15/25 (Call 05/31/21)(a)	USD	360	368,019
6.25%, 02/15/29 (Call 02/15/24)(a)	USD	160	169,152
7.00%, 03/15/24 (Call 05/31/21)(a)	USD	90	92,301
7.00%, 01/15/28 (Call 01/15/23)(a)	USD	95	103,589
7.25%, 05/30/29 (Call 05/30/24)(a)	USD	95	105,450
9.00%, 12/15/25 (Call 12/15/21)(a)	USD	140	151,813
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 05/19/21)(a)	USD	165	169,051
Belden Inc., 3.88%, 03/15/28 (Call 03/15/23)(c)	EUR	150	187,748
Berry Global Inc.
1.00%, 01/15/25 (Call 10/15/24)(c)	EUR	100	121,592
4.50%, 02/15/26 (Call 06/01/21)(a)(b)	USD	65	66,584
4.88%, 07/15/26 (Call 07/15/22)(a)	USD	180	190,686
5.63%, 07/15/27 (Call 07/15/22)(a)	USD	65	69,232
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)(b)	USD	100	98,307

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Blue Cube Spinco LLC, 10.00%, 10/15/25 (Call 05/14/21)(b)	USD	24	$25,285
Boxer Parent Co. Inc.
6.50%, 10/02/25 (Call 06/01/22)(c)	EUR	100	128,201
7.13%, 10/02/25 (Call 06/01/22)(a)	USD	65	70,024
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)	USD	125	128,123
6.00%, 08/15/26 (Call 08/15/21)	USD	90	93,555
6.38%, 04/01/26 (Call 05/17/21)	USD	95	98,287
8.63%, 06/01/25 (Call 06/01/22)(a)	USD	60	66,432
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 06/01/21)(a)(b)	USD	125	127,808
Brink’s Co. (The), 5.50%, 07/15/25 (Call 07/15/22)(a)	USD	115	121,749
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	USD	75	75,369
4.13%, 03/01/25 (Call 02/01/25)(a)	USD	50	51,508
4.13%, 12/01/27 (Call 09/01/27)	USD	75	74,371
4.15%, 07/01/23 (Call 04/01/23)	USD	50	51,790
4.50%, 03/01/28 (Call 12/01/27)(a)	USD	50	50,284
6.38%, 01/22/78 (Call 01/22/23)(e)	USD	50	40,591
Builders FirstSource Inc.
5.00%, 03/01/30 (Call 03/01/25)(a)	USD	75	79,763
6.75%, 06/01/27 (Call 06/01/22)(a)	USD	45	48,449
Caesars Entertainment Inc.
6.25%, 07/01/25 (Call 07/01/22)(a)	USD	380	404,225
8.13%, 07/01/27 (Call 07/01/23)(a)	USD	160	178,000
Caesars Resort Collection LLC/CRC Finco Inc.
5.25%, 10/15/25 (Call 05/11/21)(a)	USD	240	241,953
5.75%, 07/01/25 (Call 07/01/22)(a)	USD	110	115,912
Callon Petroleum Co.
6.13%, 10/01/24 (Call 06/01/21)	USD	50	46,250
6.25%, 04/15/23 (Call 06/01/21)	USD	50	47,500
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)	USD	125	118,819
4.50%, 02/15/28 (Call 02/15/23)(a)	USD	155	156,626
4.63%, 02/01/29 (Call 02/01/24)(a)	USD	65	64,127
5.00%, 02/01/31 (Call 02/01/26)(a)	USD	65	63,920
5.13%, 03/15/28 (Call 03/15/23)(a)	USD	150	152,448
5.25%, 06/01/26 (Call 06/01/21)(a)	USD	175	179,506
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 10/15/21)(a)	USD	70	76,213
Carnival PLC, 1.00%, 10/28/29 (Call 07/28/29)	EUR	100	98,840
Carvana Co.
5.50%, 04/15/27 (Call 04/15/24)(a)	USD	75	76,399
5.63%, 10/01/25 (Call 10/01/22)(a)	USD	55	56,767
5.88%, 10/01/28 (Call 10/01/23)(a)(b)	USD	65	67,512
Catalent Pharma Solutions Inc.
2.38%, 03/01/28 (Call 03/01/23)(c)	EUR	100	119,984
3.13%, 02/15/29 (Call 02/15/24)(a)	USD	65	63,050
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 05/17/21)(a)	USD	65	65,691
4.25%, 02/01/31 (Call 07/01/25)(a)	USD	350	350,000
4.50%, 08/15/30 (Call 02/15/25)(a)	USD	310	316,135
4.50%, 05/01/32 (Call 05/01/26)(a)	USD	310	313,490
4.50%, 06/01/33 (Call 06/01/27)(a)	USD	120	120,863
4.75%, 03/01/30 (Call 09/01/24)(a)	USD	335	349,656
5.00%, 02/01/28 (Call 08/01/22)(a)	USD	265	276,925
5.13%, 05/01/27 (Call 05/01/22)(a)	USD	355	372,054
5.38%, 06/01/29 (Call 06/01/24)(a)	USD	190	206,010
5.50%, 05/01/26 (Call 06/01/21)(a)	USD	190	196,080

Security		Par (000)	Value

United States (continued)
5.75%, 02/15/26 (Call 06/01/21)(a)	USD	185	$191,168
5.88%, 05/01/27 (Call 06/01/21)(a)	USD	100	103,406
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	USD	75	79,254
5.00%, 10/15/24 (Call 07/15/24)	USD	65	71,208
5.25%, 05/15/29 (Call 05/15/24)(a)	USD	65	70,050
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 02/15/23)	USD	40	39,650
4.13%, 05/01/25 (Call 05/01/22)	USD	75	78,265
4.25%, 04/01/28 (Call 10/01/22)	USD	75	78,131
5.50%, 12/01/24 (Call 06/01/24)	USD	70	77,343
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	USD	70	71,862
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)	USD	85	87,803
5.50%, 05/01/25 (Call 05/01/22)(a)	USD	150	157,510
Centene Corp.
2.50%, 03/01/31 (Call 12/01/30)	USD	255	243,683
3.00%, 10/15/30 (Call 07/15/30)	USD	170	168,725
3.38%, 02/15/30 (Call 02/15/25)	USD	300	301,510
4.25%, 12/15/27 (Call 12/15/22)	USD	315	330,750
4.63%, 12/15/29 (Call 12/15/24)	USD	365	395,653
5.38%, 06/01/26 (Call 06/01/21)(a)	USD	225	234,686
5.38%, 08/15/26 (Call 08/15/21)(a)	USD	95	99,093
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	USD	50	51,574
4.13%, 04/30/31 (Call 04/30/26)(a)	USD	20	19,900
CF Industries Inc., 3.45%, 06/01/23	USD	95	99,275
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 05/11/21)(a)	USD	125	127,219
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)	USD	50	50,904
4.00%, 03/15/31 (Call 03/15/26)(a)	USD	65	66,950
4.25%, 05/01/28 (Call 05/01/23)(a)	USD	65	67,706
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)(b)	USD	65	69,701
5.75%, 11/15/28 (Call 11/15/23)(a)	USD	85	90,419
7.00%, 05/15/25 (Call 06/01/21)	USD	95	97,731
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)(a)	USD	260	271,251
Cheniere Energy Partners LP
4.00%, 03/01/31 (Call 03/01/26)(a)	USD	125	127,213
4.50%, 10/01/29 (Call 10/01/24)	USD	190	198,312
5.63%, 10/01/26 (Call 10/01/21)	USD	140	145,950
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/23)(a)	USD	55	58,175
5.88%, 02/01/29 (Call 02/05/24)(a)	USD	57	61,418
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)	USD	110	109,285
5.63%, 03/15/27 (Call 12/15/23)(a)	USD	80	84,736
6.00%, 01/15/29 (Call 01/15/24)(a)	USD	20	21,055
6.63%, 02/15/25 (Call 02/15/22)(a)	USD	205	216,497
6.88%, 04/01/28 (Call 04/01/23)(a)	USD	185	175,050
6.88%, 04/15/29 (Call 04/15/24)(a)	USD	195	204,229
8.00%, 03/15/26 (Call 03/15/22)(a)	USD	285	307,087
8.00%, 12/15/27 (Call 12/15/22)(a)	USD	89	98,012
8.13%, 06/30/24 (Call 06/30/21)(a)	USD	170	178,174
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	USD	65	67,037
5.50%, 04/01/27 (Call 04/01/22)(a)	USD	80	83,180
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/21)(a)	USD	80	82,580

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/21)	USD	95	$94,877
5.88%, 03/15/26 (Call 03/15/23)(a)(b)	USD	35	36,435
CIT Group Inc.
3.93%, 06/19/24 (Call 06/19/23)(b)(e)	USD	60	63,523
4.75%, 02/16/24 (Call 11/16/23)	USD	65	70,850
5.00%, 08/15/22	USD	95	100,054
5.00%, 08/01/23	USD	100	108,625
5.25%, 03/07/25 (Call 12/07/24)	USD	65	73,369
6.13%, 03/09/28	USD	50	60,875
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/21)(a)	USD	175	180,547
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/23)(a)	USD	70	71,681
7.00%, 06/15/25 (Call 06/15/22)(a)	USD	100	103,125
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(a)	USD	30	32,229
Clarios Global LP/Clarios US Finance Co.
4.38%, 05/15/26 (Call 05/15/22)(c)	EUR	100	124,254
6.25%, 05/15/26 (Call 05/15/22)(a)	USD	175	185,946
8.50%, 05/15/27 (Call 05/15/22)(a)	USD	245	264,600
Clear Channel Outdoor Holdings Inc., 7.75%, 04/15/28 (Call 04/15/24)(a)	USD	115	118,675
Clear Channel Worldwide Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(a)	USD	130	132,423
9.25%, 02/15/24 (Call 06/01/21)(b)	USD	108	112,696
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)	USD	95	93,522
4.75%, 03/15/28 (Call 03/15/23)(a)	USD	85	89,128
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(a)(b)	USD	55	55,834
4.88%, 03/01/31 (Call 03/01/26)(a)	USD	45	45,788
5.88%, 06/01/27 (Call 06/01/22)(b)	USD	50	52,500
6.75%, 03/15/26 (Call 03/15/22)(a)	USD	95	103,302
9.88%, 10/17/25 (Call 10/17/22)(a)	USD	85	99,769
CNX Resources Corp., 6.00%, 01/15/29 (Call 01/15/24)(a)	USD	55	58,700
Colfax Corp.
3.25%, 05/15/25 (Call 06/01/21)(c)	EUR	100	121,444
6.38%, 02/15/26 (Call 02/15/22)(a)	USD	37	39,474
CommScope Inc.
5.50%, 03/01/24 (Call 06/01/21)(a)	USD	155	159,835
6.00%, 03/01/26 (Call 03/01/22)(a)(b)	USD	90	94,838
7.13%, 07/01/28 (Call 07/01/23)(a)(b)	USD	90	97,343
8.25%, 03/01/27 (Call 03/01/22)(a)	USD	125	133,906
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(b)	USD	90	89,121
6.00%, 06/15/25 (Call 05/11/21)(a)	USD	131	133,292
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)	USD	100	105,647
Comstock Resources Inc.
6.75%, 03/01/29 (Call 03/01/24)(a)	USD	130	132,795
7.50%, 05/15/25 (Call 06/01/21)(a)	USD	28	29,033
9.75%, 08/15/26 (Call 08/15/21)(b)	USD	100	108,728
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)(b)	USD	50	50,750
6.50%, 10/01/28 (Call 10/01/23)(a)(b)	USD	20	21,536
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	USD	125	130,459
4.38%, 01/15/28 (Call 10/15/27)(b)	USD	125	135,937
4.50%, 04/15/23 (Call 01/15/23)	USD	66	69,142
5.75%, 01/15/31 (Call 07/15/30)(a)	USD	155	179,800
Core & Main LP, 6.13%, 08/15/25 (Call 06/01/21)(a)	USD	95	97,114

Security		Par (000)	Value

United States (continued)
Coty Inc.
4.75%, 04/15/26 (Call 06/01/21)(c)	EUR	100	$116,819
5.00%, 04/15/26 (Call 04/15/23)(a)	USD	78	78,928
6.50%, 04/15/26 (Call 06/01/21)(a)	USD	50	50,125
Covanta Holding Corp.
5.00%, 09/01/30 (Call 09/01/25)	USD	35	36,035
5.88%, 07/01/25 (Call 06/01/21)	USD	50	52,025
6.00%, 01/01/27 (Call 01/01/22)	USD	50	52,398
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(a)	USD	75	76,499
5.75%, 04/01/25 (Call 06/01/21)	USD	65	66,689
6.00%, 02/01/29 (Call 02/01/24)(a)	USD	60	62,025
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	USD	125	132,172
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(b)	USD	50	53,883
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 06/01/21)(b)	USD	100	103,809
Crown European Holdings SA
0.75%, 02/15/23 (Call 01/15/23)(c)	EUR	100	120,850
2.25%, 02/01/23 (Call 11/01/22)(c)	EUR	100	123,613
2.88%, 02/01/26 (Call 08/01/25)(c)	EUR	100	128,830
4.00%, 07/15/22 (Call 04/15/22)(c)	EUR	100	124,703
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(a)	USD	35	35,831
5.63%, 10/15/25 (Call 06/01/21)(a)	USD	150	155,332
CSC Holdings LLC
4.13%, 12/01/30 (Call 12/01/25)(a)	USD	200	198,462
4.63%, 12/01/30 (Call 12/01/25)(a)	USD	200	195,737
5.25%, 06/01/24	USD	250	271,077
5.38%, 02/01/28 (Call 02/01/23)(a)	USD	200	210,852
5.50%, 05/15/26 (Call 05/15/21)(a)	USD	200	205,750
5.50%, 04/15/27 (Call 04/15/22)(a)	USD	200	209,901
5.75%, 01/15/30 (Call 01/15/25)(a)	USD	200	212,929
6.50%, 02/01/29 (Call 02/01/24)(a)	USD	300	331,500
7.50%, 04/01/28 (Call 04/01/23)(a)	USD	200	220,542
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/22)(a)(b)	USD	75	75,375
5.75%, 02/15/28 (Call 02/15/23)(a)(b)	USD	50	50,719
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 05/31/21)(a)	USD	50	51,642
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	USD	15	15,150
5.38%, 11/15/27 (Call 11/15/22)	USD	15	15,967
5.50%, 12/15/24 (Call 05/29/21)(b)	USD	55	56,217
5.63%, 06/15/28 (Call 06/15/23)(b)	USD	85	91,933
Darling Global Finance BV, 3.63%, 05/15/26 (Call 05/15/21)(c)	EUR	100	122,437
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	USD	155	147,250
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	USD	315	318,937
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	USD	65	67,948
5.13%, 05/15/29 (Call 02/15/29)	USD	100	107,525
5.38%, 07/15/25 (Call 04/15/25)	USD	105	115,280
5.63%, 07/15/27 (Call 04/15/27)	USD	25	27,344
5.85%, 05/21/43 (Call 05/21/23)(a)(e)	USD	65	59,208
Dell International LLC/EMC Corp., 7.13%, 06/15/24 (Call 05/17/21)(a)	USD	205	210,554

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	USD	100	$100,826
3.75%, 10/28/29 (Call 07/28/29)(b)	USD	100	99,625
3.80%, 04/19/23 (Call 03/19/23)	USD	50	51,569
4.38%, 04/19/28 (Call 01/19/28)	USD	25	26,427
7.38%, 01/15/26 (Call 12/15/25)(b)	USD	175	205,233
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 06/01/21)(a)	USD	65	67,616
10.75%, 09/01/24 (Call 06/01/21)(a)	USD	75	79,406
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)	USD	330	240,900
6.63%, 08/15/27 (Call 08/15/22)(a)(b)	USD	200	108,000
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 06/01/21)(b)	USD	50	51,195
9.38%, 07/15/25 (Call 07/15/22)(a)	USD	95	105,569
DISH DBS Corp.
5.00%, 03/15/23	USD	190	198,682
5.88%, 07/15/22	USD	225	235,682
5.88%, 11/15/24	USD	225	243,462
7.38%, 07/01/28 (Call 07/01/23)	USD	80	86,399
7.75%, 07/01/26(b)	USD	250	288,125
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)	USD	40	38,700
4.75%, 02/15/28 (Call 08/15/27)	USD	65	65,628
9.75%, 06/15/25 (Call 06/15/22)	USD	135	151,531
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	USD	50	53,853
4.35%, 04/15/29 (Call 01/15/29)	USD	50	54,201
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)	USD	70	69,691
5.50%, 06/01/28 (Call 06/01/23)(a)	USD	80	85,206
Elanco Animal Health Inc.
5.27%, 08/28/23 (Call 07/28/23)	USD	100	108,148
5.90%, 08/28/28 (Call 05/28/28)	USD	75	85,193
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	USD	125	129,723
Encompass Health Corp, 4.63%, 04/01/31 (Call 04/01/26)	USD	40	42,500
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	USD	80	82,900
4.75%, 02/01/30 (Call 02/01/25)	USD	80	84,282
Encore Capital Group Inc., 5.38%, 02/15/26 (Call 11/15/22)(c)	GBP	100	144,462
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 06/01/21)(a)	USD	90	93,071
5.75%, 01/30/28 (Call 01/30/23)(a)	USD	125	133,437
6.63%, 07/15/25 (Call 07/15/22)(a)	USD	60	63,975
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 06/30/28 (Call 06/30/23)(a)	USD	91	69,552
9.50%, 07/31/27 (Call 07/31/23)(a)(b)	USD	122	129,320
Endo Luxembourg Finance Co. I Sarl/Endo U.S. Inc., 6.13%, 04/01/29 (Call 04/01/24)(a)(b)	USD	140	138,671
Endure Digital Inc., 6.00%, 02/15/29 (Call 02/15/24)(a)	USD	35	33,513
Energizer Gamma Acquisition BV, 4.63%, 07/15/26 (Call 07/15/21)(c)	EUR	100	123,391
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)	USD	55	54,742
4.75%, 06/15/28 (Call 06/15/23)(a)	USD	75	76,688
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	USD	90	91,013
4.40%, 04/01/24 (Call 01/01/24)	USD	50	51,378
4.85%, 07/15/26 (Call 04/15/26)	USD	65	65,582

Security		Par (000)	Value

United States (continued)
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	USD	50	$48,677
4.75%, 12/15/26 (Call 09/15/26)	USD	50	52,612
4.95%, 04/15/28 (Call 01/15/28)	USD	50	52,136
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	USD	100	102,375
4.13%, 12/01/26 (Call 09/01/26)	USD	50	50,479
4.50%, 01/15/29 (Call 07/15/28)(a)	USD	70	69,604
4.75%, 07/15/23 (Call 06/15/23)	USD	125	130,919
4.75%, 01/15/31 (Call 07/15/30)(a)	USD	100	99,000
5.50%, 07/15/28 (Call 04/15/28)	USD	100	106,220
6.00%, 07/01/25 (Call 04/01/25)(a)	USD	85	92,805
6.50%, 07/01/27 (Call 01/01/27)(a)	USD	125	138,132
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	USD	175	182,448
7.63%, 02/01/25 (Call 01/01/25)	USD	150	172,594
8.50%, 02/01/30 (Call 11/01/29)	USD	100	127,875
ESH Hospitality Inc.
4.63%, 10/01/27 (Call 10/01/22)(a)	USD	95	100,700
5.25%, 05/01/25 (Call 06/01/21)(a)	USD	140	142,842
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 06/01/21)(a)	USD	125	45,313
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/23)(a)	USD	65	64,610
5.88%, 04/01/29 (Call 04/01/24)(a)	USD	85	84,045
Fifth Third Bancorp., Series H, 5.10%, (Call 06/30/23)(b)(d)(e)	USD	100	103,125
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)	USD	75	73,368
Series B, 2.25%, 09/01/30 (Call 06/01/30)	USD	50	47,229
Series B, 4.40%, 07/15/27 (Call 04/15/27)	USD	175	191,625
FirstEnergy Transmission LLC, 2.87%, 09/15/28 (Call 07/15/28)(a)	USD	75	77,080
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 06/01/21)(a)	USD	80	81,300
7.88%, 07/15/26 (Call 07/15/21)(a)(b)	USD	65	68,046
Fluor Corp.
1.75%, 03/21/23 (Call 12/21/22)	EUR	100	120,178
3.50%, 12/15/24 (Call 09/15/24)(b)	USD	50	51,624
4.25%, 09/15/28 (Call 06/15/28)(b)	USD	75	77,516
Ford Credit Canada Co.
3.74%, 05/08/23	CAD	100	83,137
4.46%, 11/13/24	CAD	50	42,546
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	USD	200	212,676
8.50%, 04/21/23	USD	345	386,400
9.00%, 04/22/25 (Call 03/22/25)	USD	630	770,175
9.63%, 04/22/30 (Call 01/22/30)	USD	125	175,435
Ford Motor Credit Co. LLC
1.51%, 02/17/23	EUR	200	242,987
1.74%, 07/19/24	EUR	100	121,534
2.33%, 11/25/25	EUR	100	124,124
2.39%, 02/17/26	EUR	100	124,099
2.75%, 06/14/24	GBP	100	139,651
3.25%, 09/15/25	EUR	100	128,565
3.35%, 11/01/22	USD	200	204,752
3.37%, 11/17/23	USD	200	206,636
3.38%, 11/13/25 (Call 10/13/25)	USD	200	205,000
3.81%, 01/09/24 (Call 11/09/23)	USD	200	207,500
4.06%, 11/01/24 (Call 10/01/24)	USD	200	210,610

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
4.27%, 01/09/27 (Call 11/09/26)	USD	200	$210,405
4.38%, 08/06/23	USD	400	422,088
4.39%, 01/08/26	USD	200	213,500
4.54%, 03/06/25	GBP	100	147,655
5.11%, 05/03/29 (Call 02/03/29)	USD	200	218,440
5.13%, 06/16/25 (Call 05/16/25)(b)	USD	415	453,346
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/21)(a)	USD	85	88,488
9.75%, 08/01/27 (Call 08/01/23)(a)	USD	40	46,336
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/28 (Call 05/01/24)(a)	USD	10	10,394
Freedom Mortgage Corp.
7.63%, 05/01/26 (Call 05/01/23)(a)	USD	45	46,913
8.13%, 11/15/24 (Call 06/01/21)(a)	USD	80	82,830
8.25%, 04/15/25 (Call 06/01/21)(a)	USD	90	93,317
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	USD	115	120,148
4.13%, 03/01/28 (Call 03/01/23)	USD	75	79,070
4.25%, 03/01/30 (Call 03/01/25)	USD	75	80,696
4.38%, 08/01/28 (Call 08/01/23)	USD	20	21,325
4.55%, 11/14/24 (Call 08/14/24)	USD	105	114,712
4.63%, 08/01/30 (Call 08/01/25)(b)	USD	115	126,931
5.00%, 09/01/27 (Call 09/01/22)(b)	USD	80	84,990
5.25%, 09/01/29 (Call 09/01/24)	USD	85	94,257
Frontier Communications Corp.
5.00%, 05/01/28 (Call 05/01/24)(a)(b)	USD	190	194,856
5.88%, 10/15/27 (Call 10/15/23)(a)	USD	10	10,625
6.75%, 05/01/29 (Call 05/01/24)(a)	USD	135	142,087
FXI Holdings Inc.
7.88%, 11/01/24 (Call 06/01/21)(a)	USD	64	66,300
12.25%, 11/15/26 (Call 11/15/22)(a)	USD	99	114,701
Gap Inc. (The)
8.38%, 05/15/23(a)	USD	35	39,856
8.63%, 05/15/25 (Call 05/15/22)(a)	USD	90	99,715
8.88%, 05/15/27 (Call 05/15/23)(a)	USD	125	146,250
Gartner Inc.
3.75%, 10/01/30 (Call 10/01/25)(a)	USD	80	80,200
4.50%, 07/01/28 (Call 07/01/23)(a)	USD	175	183,969
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 05/15/26 (Call 06/01/21)	USD	50	49,063
6.50%, 10/01/25 (Call 06/01/21)	USD	70	70,557
7.75%, 02/01/28 (Call 02/01/23)	USD	95	95,970
8.00%, 01/15/27 (Call 10/15/24)	USD	45	46,360
Genworth Mortgage Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	USD	80	86,873
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 3.50%, 03/01/29 (Call 03/01/24)(a)	USD	100	97,382
Golden Nugget Inc.
6.75%, 10/15/24 (Call 06/01/21)(a)	USD	165	167,214
8.75%, 10/01/25 (Call 06/01/21)(a)(b)	USD	85	89,412
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	USD	90	93,713
5.00%, 05/31/26 (Call 06/01/21)	USD	115	117,987
5.13%, 11/15/23 (Call 05/06/21)	USD	75	75,068
5.25%, 04/30/31 (Call 01/30/31)	USD	50	50,385
5.63%, 04/30/33 (Call 01/30/33)	USD	50	50,063
9.50%, 05/31/25 (Call 05/31/22)	USD	105	118,387
Graphic Packaging International LLC, 3.50%, 03/15/28(a)	USD	100	99,500
Gray Television Inc. 4.75%, 10/15/30 (Call 10/15/25)(a)	USD	100	99,938

Security		Par (000)	Value

United States (continued)
5.88%, 07/15/26 (Call 07/15/21)(a)	USD	115	$119,312
7.00%, 05/15/27 (Call 05/15/22)(a)(b)	USD	90	98,344
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	USD	130	138,775
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(a)	USD	100	98,180
Hanesbrands Finance Luxembourg SCA, 3.50%, 06/15/24 (Call 03/15/24)(c)	EUR	100	127,783
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	USD	115	121,148
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	USD	115	123,293
5.38%, 05/15/25 (Call 05/15/22)(a)	USD	30	31,562
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)	USD	125	132,031
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	USD	315	323,671
5.38%, 02/01/25	USD	275	306,295
5.38%, 09/01/26 (Call 03/01/26)	USD	125	141,842
5.63%, 09/01/28 (Call 03/01/28)	USD	215	250,844
5.88%, 05/01/23	USD	100	109,133
5.88%, 02/15/26 (Call 08/15/25)	USD	165	189,544
5.88%, 02/01/29 (Call 08/01/28)	USD	125	147,500
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)	USD	155	168,537
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)	USD	150	158,625
Hess Midstream Operations LP
5.13%, 06/15/28 (Call 06/15/23)(a)	USD	70	72,495
5.63%, 02/15/26 (Call 06/01/21)(a)	USD	100	103,875
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 10/01/25 (Call 06/01/21)(a)	USD	65	66,159
5.75%, 02/01/29 (Call 02/01/24)(a)	USD	45	45,982
6.00%, 02/01/31 (Call 02/01/26)(a)	USD	70	72,751
6.25%, 11/01/28 (Call 11/01/23)(a)	USD	75	78,035
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	USD	155	152,863
3.75%, 05/01/29 (Call 05/01/24)(a)	USD	50	50,334
4.00%, 05/01/31 (Call 05/01/26)(a)	USD	125	126,538
4.88%, 01/15/30 (Call 01/15/25)	USD	180	191,997
5.38%, 05/01/25 (Call 05/01/22)(a)	USD	10	10,516
5.75%, 05/01/28 (Call 05/01/23)(a)	USD	65	70,029
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/22)	USD	75	78,075
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)	USD	75	73,688
4.63%, 02/01/28 (Call 02/01/23)(a)	USD	50	52,990
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)	USD	65	64,350
4.38%, 02/01/31 (Call 02/01/26)(a)	USD	90	89,209
5.38%, 08/01/28 (Call 08/01/23)(a)	USD	90	95,175
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	USD	155	169,531
6.88%, 05/01/25 (Call 04/01/25)	USD	130	150,800
HUB International Ltd., 7.00%, 05/01/26 (Call 06/01/21)(a)	USD	175	181,600
Hughes Satellite Systems Corp.
5.25%, 08/01/26	USD	95	104,500
6.63%, 08/01/26(b)	USD	100	111,045
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)(a)	USD	60	58,275
4.75%, 09/15/24 (Call 06/15/24)(b)	USD	125	131,330
5.25%, 05/15/27 (Call 11/15/26)(a)	USD	45	46,001
5.25%, 05/15/27 (Call 11/15/26)(b)	USD	122	124,714
6.25%, 05/15/26 (Call 05/15/22)	USD	130	137,323

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
6.38%, 12/15/25 (Call 06/01/21)	USD	95	$98,097
6.75%, 02/01/24 (Call 06/01/21)	USD	65	66,471
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	USD	65	66,288
5.25%, 08/15/27 (Call 08/15/22)(a)	USD	95	98,325
6.38%, 05/01/26 (Call 05/01/22)	USD	100	106,500
8.38%, 05/01/27 (Call 05/01/22)(b)	USD	130	139,455
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)	USD	190	197,353
International Game Technology PLC
2.38%, 04/15/28 (Call 04/15/23)(c)	EUR	100	116,931
3.50%, 06/15/26 (Call 06/15/22)(c)	EUR	150	184,992
4.75%, 02/15/23 (Call 08/15/22)(c)	EUR	100	125,572
6.25%, 01/15/27 (Call 07/15/26)(a)	USD	100	112,469
6.50%, 02/15/25 (Call 08/15/24)(a)	USD	200	221,500
Intrado Corp., 8.50%, 10/15/25 (Call 06/01/21)(a)	USD	145	147,356
IQVIA Inc.
1.75%, 03/15/26 (Call 03/15/23)(c)	EUR	100	121,454
2.25%, 01/15/28 (Call 07/15/22)(c)	EUR	100	121,559
2.25%, 03/15/29 (Call 03/15/24)(c)	EUR	100	120,803
2.88%, 06/15/28 (Call 06/15/23)(c)	EUR	100	124,489
5.00%, 05/15/27 (Call 05/15/22)(a)(b)	USD	200	209,565
IRB Holding Corp.
6.75%, 02/15/26 (Call 06/01/21)(a)	USD	50	51,800
7.00%, 06/15/25 (Call 06/15/22)(a)	USD	100	107,538
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)(b)	USD	60	59,850
4.88%, 09/15/27 (Call 09/15/22)(a)(b)	USD	125	130,000
4.88%, 09/15/29 (Call 09/15/24)(a)	USD	125	127,500
5.00%, 07/15/28 (Call 07/15/23)(a)	USD	80	82,800
5.25%, 03/15/28 (Call 12/27/22)(a)	USD	105	110,048
5.25%, 07/15/30 (Call 07/15/25)(a)	USD	165	171,394
5.63%, 07/15/32 (Call 07/15/26)(a)	USD	75	79,330
Iron Mountain UK PLC, 3.88%, 11/15/25 (Call 05/10/21)(c)	GBP	100	140,381
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	USD	70	71,138
4.75%, 10/01/24 (Call 07/01/24)	USD	100	104,811
5.50%, 02/15/26 (Call 08/15/22)	USD	50	51,899
Jaguar Holding Co. II/PPD Development LP
4.63%, 06/15/25 (Call 06/15/22)(a)(b)	USD	20	21,049
5.00%, 06/15/28 (Call 06/15/23)(a)	USD	100	109,175
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 06/01/21)(a)	USD	50	51,068
4.88%, 12/15/27 (Call 12/15/22)(a)	USD	50	52,250
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	USD	55	56,856
5.00%, 03/01/31 (Call 03/01/26)	USD	61	63,062
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)	USD	100	105,153
5.25%, 06/01/26 (Call 06/01/21)(a)	USD	80	82,345
Kraft Heinz Foods Co.
2.00%, 06/30/23 (Call 03/30/23)(c)	EUR	100	124,705
2.25%, 05/25/28 (Call 02/25/28)(c)	EUR	150	195,402
3.00%, 06/01/26 (Call 03/01/26)	USD	241	254,749
3.75%, 04/01/30 (Call 01/01/30)	USD	150	159,937
3.88%, 05/15/27 (Call 02/15/27)	USD	155	168,539
3.95%, 07/15/25 (Call 04/15/25)	USD	175	193,554
4.25%, 03/01/31 (Call 12/01/30)	USD	165	181,789
4.63%, 01/30/29 (Call 10/30/28)	USD	150	169,125

Security		Par (000)	Value

United States (continued)
L Brands Inc.
5.25%, 02/01/28	USD	115	$125,695
6.63%, 10/01/30 (Call 10/01/25)(a)	USD	110	126,500
7.50%, 06/15/29 (Call 06/15/24)	USD	65	75,412
9.38%, 07/01/25(a)	USD	10	12,686
LABL Escrow Issuer LLC
6.75%, 07/15/26 (Call 07/15/22)(a)	USD	90	96,975
10.50%, 07/15/27 (Call 07/15/22)(a)(b)	USD	85	93,891
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)	USD	110	107,721
5.25%, 10/01/25 (Call 05/17/21)(a)	USD	4	4,057
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(a)	USD	45	43,864
3.75%, 02/15/28 (Call 02/15/23)	USD	75	75,665
4.00%, 02/15/30 (Call 02/15/25)	USD	60	60,600
4.88%, 01/15/29 (Call 01/15/24)	USD	115	121,403
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)(b)	USD	100	103,780
4.88%, 11/01/26 (Call 11/01/21)(a)	USD	100	103,797
4.88%, 05/15/28 (Call 11/15/27)(a)(b)	USD	60	66,160
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 10/15/22)(a)	USD	200	215,000
LD Holdings Group LLC, 6.13%, 04/01/28 (Call 04/01/24)(a)	USD	65	65,240
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 02/15/22)(a)	USD	135	135,436
6.75%, 04/15/25 (Call 04/15/22)(a)	USD	35	37,353
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)	USD	105	101,456
3.75%, 07/15/29 (Call 01/15/24)(a)	USD	115	112,125
4.25%, 07/01/28 (Call 07/01/23)(a)	USD	125	126,029
4.63%, 09/15/27 (Call 09/15/22)(a)	USD	125	128,906
5.25%, 03/15/26 (Call 06/01/21)	USD	100	102,990
5.38%, 05/01/25 (Call 06/01/21)	USD	75	76,650
Levi Strauss & Co.
3.38%, 03/15/27 (Call 03/15/22)	EUR	100	124,409
5.00%, 05/01/25 (Call 06/01/21)(b)	USD	45	45,956
Liberty Mutual Group Inc., 3.63%, 05/23/59 (Call 05/23/24)(c)(e)	EUR	100	123,262
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(a)	USD	93	96,375
8.00%, 04/15/26 (Call 02/01/23)(a)	USD	70	73,765
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(a)(b) .	USD	45	45,009
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(a)	USD	88	88,220
Lithia Motors Inc., 4.38%, 01/15/31 (Call 10/15/25)(a)	USD	65	68,667
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)	USD	20	19,923
4.75%, 10/15/27 (Call 10/15/22)(a)(b)	USD	175	176,667
6.50%, 05/15/27 (Call 05/15/23)(a)	USD	160	177,677
LKQ European Holdings BV, 4.13%, 04/01/28 (Call 04/01/23)(c)	EUR	100	129,208
Lkq Italia Bondco Di Lkq Italia Bondco Gp SRL E C SAPA, 3.88%, 04/01/24 (Call 01/01/24)(c)	EUR	100	129,782
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(a)	USD	110	110,256
4.63%, 11/15/27 (Call 11/15/22)(a)	USD	50	52,286
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)	USD	130	132,372
4.50%, 01/15/29 (Call 01/15/24)(a)(b)	USD	85	83,745

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	USD	155	$162,556
5.63%, 04/01/25 (Call 01/01/25)	USD	65	70,200
Series W, 6.75%, 12/01/23(b)	USD	75	82,984
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	USD	125	139,762
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(a)	USD	175	193,065
Macy’s Retail Holdings LLC
3.63%, 06/01/24 (Call 03/01/24)	USD	24	24,270
5.88%, 04/01/29 (Call 04/01/24)(a)	USD	60	61,575
Magic Mergeco Inc.
5.25%, 05/01/28 (Call 11/01/23)(a)	USD	88	89,210
7.88%, 05/01/29 (Call 05/01/24)(a)	USD	115	118,162
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/15/22)(a)	USD	15	15,919
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)(b)	USD	100	104,500
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	USD	130	129,837
Match Group Holdings II LLC
4.13%, 08/01/30 (Call 05/01/25)(a)	USD	115	115,431
4.63%, 06/01/28 (Call 06/01/23)(a)	USD	10	10,325
5.00%, 12/15/27 (Call 12/15/22)(a)	USD	75	78,959
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/23)(a)	USD	40	41,409
3.75%, 04/01/29 (Call 04/01/24)(a)	USD	65	66,531
5.88%, 12/15/27 (Call 12/15/22)(a)	USD	110	120,871
6.75%, 12/31/25 (Call 05/11/21)(a)	USD	37	38,896
Mauser Packaging Solutions Holding Co.
4.75%, 04/15/24 (Call 06/01/21)(c)	EUR	100	120,606
5.50%, 04/15/24 (Call 06/01/21)(a)(b)	USD	185	185,694
7.25%, 04/15/25 (Call 06/01/21)(a)(b)	USD	170	165,530
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(a)(b)	USD	125	132,834
Meredith Corp., 6.88%, 02/01/26 (Call 06/01/21)(b)	USD	122	125,202
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)	USD	40	41,120
6.00%, 06/01/25 (Call 03/01/25)	USD	50	56,841
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
3.88%, 02/15/29 (Call 11/15/28)(a)	USD	40	40,550
4.50%, 09/01/26 (Call 06/01/26)	USD	65	68,903
4.63%, 06/15/25 (Call 03/15/25)(a)	USD	145	154,632
5.63%, 05/01/24 (Call 02/01/24)	USD	130	140,006
5.75%, 02/01/27 (Call 11/01/26)(b)	USD	95	106,104
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	USD	62	65,317
4.75%, 10/15/28 (Call 07/15/28)	USD	90	94,950
5.50%, 04/15/27 (Call 01/15/27)	USD	111	121,267
5.75%, 06/15/25 (Call 03/15/25)	USD	165	181,706
6.00%, 03/15/23	USD	155	165,906
6.75%, 05/01/25 (Call 05/01/22)	USD	50	53,625
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)(a)	USD	155	162,651
Mohegan Gaming & Entertainment, 8.00%, 02/01/26 (Call 02/01/23)(a)	USD	135	137,025
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)	USD	65	67,031
4.38%, 06/15/28 (Call 06/15/23)(a)(b)	USD	80	82,544
5.38%, 11/15/22 (Call 08/15/22)	USD	90	94,681
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 06/01/21)(a)	USD	90	80,366
10.50%, 05/15/27 (Call 05/15/22)(a)	USD	65	61,360
MPH Acquisition Holdings LLC, 5.75%, 11/01/28 (Call 11/01/23)(a)(b)	USD	155	153,062

Security		Par (000)	Value

United States (continued)
MPT Operating Partnership LP/MPT Finance Corp.
3.38%, 04/24/30 (Call 01/24/30)	GBP	125	$175,820
3.50%, 03/15/31 (Call 03/15/26)	USD	85	84,851
3.69%, 06/05/28 (Call 04/06/28)	GBP	100	145,759
4.00%, 08/19/22 (Call 05/19/22)	EUR	100	125,253
4.63%, 08/01/29 (Call 08/01/24)	USD	90	95,288
5.00%, 10/15/27 (Call 10/15/22)	USD	175	184,187
5.25%, 08/01/26 (Call 08/01/21)	USD	65	67,031
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(a)	USD	60	61,125
3.88%, 02/15/31 (Call 06/01/25)(a)	USD	150	153,937
4.00%, 11/15/29 (Call 11/15/24)(a)	USD	100	104,804
5.38%, 05/15/27 (Call 05/15/22)(a)(b)	USD	65	69,488
Murphy Oil Corp.
5.75%, 08/15/25 (Call 06/01/21)	USD	75	76,428
5.88%, 12/01/27 (Call 12/01/22)	USD	55	55,275
6.38%, 07/15/28 (Call 07/15/24)	USD	50	50,726
6.88%, 08/15/24 (Call 06/01/21)(b)	USD	50	51,410
Murphy Oil USA Inc., 3.75%, 02/15/31 (Call 02/15/26)(a)	USD	60	59,100
Nabors Industries Inc., 5.75%, 02/01/25 (Call 11/01/24)	USD	100	82,875
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/22)(a)	USD	50	44,217
7.50%, 01/15/28 (Call 01/15/23)(a)	USD	50	43,650
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)	USD	80	79,158
5.50%, 08/15/28 (Call 08/15/23)(a)	USD	75	75,563
6.00%, 01/15/27 (Call 01/15/23)(a)	USD	110	114,840
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	USD	45	44,054
5.00%, 03/15/27 (Call 09/15/26)	USD	65	65,397
5.50%, 01/25/23(b)	USD	150	157,050
5.88%, 10/25/24	USD	65	68,475
6.13%, 03/25/24	USD	105	110,906
6.50%, 06/15/22	USD	100	104,933
6.75%, 06/25/25(b)	USD	65	70,604
6.75%, 06/15/26	USD	65	70,314
7.25%, 09/25/23	USD	65	70,606
Navistar International Corp.
6.63%, 11/01/25 (Call 05/11/21)(a)	USD	140	145,238
9.50%, 05/01/25 (Call 06/25/21)(a)	USD	80	86,800
NCL Corp. Ltd.
5.88%, 03/15/26 (Call 12/15/25)(a)(b)	USD	130	136,091
10.25%, 02/01/26 (Call 08/01/23)(a)	USD	85	99,963
12.25%, 05/15/24 (Call 02/15/24)(a)	USD	115	139,988
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)	USD	65	68,153
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(a)(b)	USD	95	98,088
5.13%, 04/15/29 (Call 04/15/24)(a)	USD	118	121,687
5.25%, 10/01/30 (Call 10/01/25)(a)(b)	USD	20	20,750
5.75%, 09/01/27 (Call 09/01/22)(a)	USD	65	68,656
6.13%, 09/01/29 (Call 09/01/24)(a)	USD	65	70,772
8.13%, 04/15/25 (Call 04/15/22)(a)	USD	25	27,375
Netflix Inc.
3.00%, 06/15/25 (Call 03/15/25)(c)	EUR	100	131,019
3.63%, 06/15/25 (Call 03/15/25)(a)	USD	25	26,925
3.63%, 05/15/27	EUR	100	138,962
3.63%, 06/15/30 (Call 03/15/30)(c)	EUR	200	287,860
3.88%, 11/15/29(c)	EUR	100	145,781
4.38%, 11/15/26(b)	USD	125	140,973
4.63%, 05/15/29	EUR	100	151,655

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
4.88%, 04/15/28(b)	USD	175	$201,469
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	USD	125	144,945
5.38%, 11/15/29(a)(b)	USD	90	106,875
5.75%, 03/01/24	USD	50	56,297
5.88%, 02/15/25(b)	USD	100	115,750
5.88%, 11/15/28	USD	190	231,562
6.38%, 05/15/29	USD	100	125,577
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(a)	USD	175	178,512
6.75%, 09/15/25 (Call 09/15/22)(a)	USD	150	155,205
Newell Brands Inc.
4.35%, 04/01/23 (Call 02/01/23)	USD	100	105,526
4.70%, 04/01/26 (Call 01/01/26)	USD	250	278,437
4.88%, 06/01/25 (Call 05/01/25)	USD	90	100,102
News Corp., 3.88%, 05/15/29 (Call 05/15/24)(a)	USD	110	112,168
Nexstar Broadcasting Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)	USD	75	76,517
5.63%, 07/15/27 (Call 07/15/22)(a)	USD	250	264,062
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)	USD	65	67,961
4.25%, 07/15/24 (Call 04/15/24)(a)	USD	45	47,756
4.50%, 09/15/27 (Call 06/15/27)(a)	USD	65	70,200
NFP Corp., 6.88%, 08/15/28 (Call 08/15/23)(a)(b)	USD	180	188,775
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(a)	USD	240	252,600
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23 (Call 06/01/21)	USD	80	78,309
7.50%, 04/15/26 (Call 04/15/22)(b)	USD	70	62,515
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25 (Call 05/31/21)(a)(b)	USD	65	66,706
Nielsen Finance LLC/Nielsen Finance Co.
5.63%, 10/01/28 (Call 10/01/23)(a)	USD	120	127,950
5.88%, 10/01/30 (Call 10/01/25)(a)	USD	70	76,608
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(a)	USD	135	138,089
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)	USD	50	51,013
5.00%, 04/15/25 (Call 05/11/21)(a)	USD	140	141,784
Novelis Corp.
4.75%, 01/30/30 (Call 01/30/25)(a)	USD	220	229,552
5.88%, 09/30/26 (Call 09/30/21)(a)	USD	190	198,206
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)(b)	USD	15	14,711
3.63%, 02/15/31 (Call 02/15/26)(a)(b)	USD	120	117,570
5.25%, 06/15/29 (Call 06/15/24)(a)	USD	90	96,413
5.75%, 01/15/28 (Call 01/15/23)	USD	105	111,562
6.63%, 01/15/27 (Call 07/15/21)	USD	155	161,541
7.25%, 05/15/26 (Call 05/17/21)	USD	125	129,590
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	USD	65	68,819
5.75%, 10/01/25 (Call 07/01/25)	USD	85	91,462
6.00%, 06/01/26 (Call 03/01/26)	USD	90	97,473
6.38%, 10/01/30 (Call 04/01/30)(b)	USD	55	60,431
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	USD	25	25,148
2.90%, 08/15/24 (Call 07/15/24)	USD	275	274,312
3.20%, 08/15/26 (Call 06/15/26)	USD	150	146,639
3.40%, 04/15/26 (Call 01/15/26)	USD	150	148,528
3.50%, 06/15/25 (Call 03/15/25)(b)	USD	100	100,656
3.50%, 08/15/29 (Call 05/15/29)	USD	200	191,695

Security		Par (000)	Value

United States (continued)
5.50%, 12/01/25 (Call 09/01/25)	USD	45	$48,511
5.55%, 03/15/26 (Call 12/15/25)(b)	USD	200	214,750
5.88%, 09/01/25 (Call 06/01/25)	USD	85	92,863
6.13%, 01/01/31 (Call 07/01/30)(b)	USD	100	111,500
6.38%, 09/01/28 (Call 03/01/28)	USD	90	100,965
6.63%, 09/01/30 (Call 03/01/30)	USD	140	159,927
7.50%, 05/01/31	USD	100	119,325
7.88%, 09/15/31	USD	50	60,934
8.00%, 07/15/25 (Call 04/15/25)(b)	USD	155	181,014
8.50%, 07/15/27 (Call 01/15/27)(b)	USD	190	232,037
8.88%, 07/15/30 (Call 01/15/30)	USD	100	128,739
OI European Group BV, 3.13%, 11/15/24 (Call 08/15/24)(c)	EUR	100	124,853
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	USD	65	68,501
5.13%, 09/15/27 (Call 03/15/22)	USD	90	93,962
5.63%, 08/01/29 (Call 08/01/24)	USD	95	102,856
9.50%, 06/01/25 (Call 03/01/25)(a)	USD	40	50,064
OneMain Finance Corp.
4.00%, 09/15/30 (Call 09/15/25)	USD	65	62,888
5.38%, 11/15/29 (Call 05/15/29)	USD	100	107,875
5.63%, 03/15/23	USD	100	106,795
6.13%, 05/15/22	USD	75	78,660
6.13%, 03/15/24 (Call 09/15/23)(b)	USD	165	178,406
6.63%, 01/15/28 (Call 07/15/27)	USD	100	113,650
6.88%, 03/15/25	USD	155	176,157
7.13%, 03/15/26	USD	175	204,298
8.88%, 06/01/25 (Call 06/01/22)	USD	75	83,207
Organon Finance 1 LLC
2.88%, 04/30/28 (Call 04/30/24)(c)	EUR	150	184,248
4.13%, 04/30/28 (Call 04/30/24)(a)	USD	200	204,898
5.13%, 04/30/31 (Call 04/30/26)(a)	USD	200	206,500
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)	USD	40	39,727
4.63%, 03/15/30 (Call 03/15/25)(a)	USD	65	64,532
5.00%, 08/15/27 (Call 08/15/22)(a)	USD	80	82,765
6.25%, 06/15/25 (Call 06/15/22)(a)	USD	80	84,900
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)	USD	75	84,000
5.63%, 07/01/24	USD	75	83,610
Owens-Brockway Glass Container Inc.
5.88%, 08/15/23(a)(b)	USD	90	97,825
6.63%, 05/13/27 (Call 05/15/23)(a)	USD	90	97,761
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)	USD	226	237,330
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/28 (Call 10/01/23)(a)	USD	80	84,900
Parsley Energy LLC/Parsley Finance Corp., 5.63%, 10/15/27 (Call 10/15/22)(a)	USD	65	70,322
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)	USD	110	83,256
7.25%, 06/15/25 (Call 06/01/21)	USD	75	63,998
9.25%, 05/15/25 (Call 05/15/22)(a)	USD	125	130,937
PDC Energy Inc.
5.75%, 05/15/26 (Call 06/01/21)	USD	125	129,960
6.13%, 09/15/24 (Call 06/01/21)	USD	50	51,250
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	USD	65	62,238
5.38%, 10/15/25 (Call 10/15/22)(a)	USD	75	79,031

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/22)(b)	USD	70	$71,750
5.50%, 05/15/26 (Call 06/01/21)	USD	60	61,929
Performance Food Group Inc., 5.50%, 10/15/27 (Call 10/15/22)(a)	USD	135	142,341
PetSmart Inc./PetSmart Finance Corp., 4.75%, 02/15/28 (Call 02/15/24)(a)	USD	250	257,169
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)(b)	USD	100	105,125
5.25%, 07/01/30 (Call 07/01/25)	USD	145	154,715
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(a)	USD	100	109,671
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)(b)	USD	45	47,869
Pilgrim’s Pride Corp.
4.25%, 04/15/31 (Call 04/15/26)(a)	USD	115	116,495
5.88%, 09/30/27 (Call 09/30/22)(a)	USD	80	85,000
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)	USD	180	178,704
4.63%, 04/15/30 (Call 04/15/25)(a)	USD	205	207,077
5.50%, 12/15/29 (Call 12/15/24)(a)	USD	95	102,391
5.63%, 01/15/28 (Call 12/01/22)(a)	USD	120	126,965
5.75%, 03/01/27 (Call 03/01/22)(a)	USD	165	172,837
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)	USD	70	67,200
5.13%, 01/15/28 (Call 01/15/23)(a)	USD	50	52,446
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)	USD	95	92,118
5.25%, 04/15/24(a)	USD	95	101,639
5.75%, 04/15/26(a)	USD	160	175,013
6.25%, 01/15/28 (Call 01/15/23)(a)	USD	135	141,919
Primo Water Holdings Inc., 3.88%, 10/31/28 (Call 10/31/23)(c)	EUR	100	122,793
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(a)	USD	90	92,380
4.00%, 02/15/28 (Call 02/15/23)(a)	USD	65	66,721
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(a)	USD	35	35,569
4.38%, 10/15/29 (Call 10/15/24)	USD	150	163,015
Quicken Loans LLC, 5.25%, 01/15/28 (Call 01/15/23)(a)	USD	125	131,804
Quicken Loans LLC/Quicken Loans Co-Issuer Inc.
3.63%, 03/01/29 (Call 03/01/24)(a)	USD	45	43,875
3.88%, 03/01/31 (Call 03/01/26)(a)	USD	180	175,500
QVC Inc.
4.38%, 03/15/23	USD	70	73,934
4.38%, 09/01/28 (Call 06/01/28)	USD	65	66,625
4.45%, 02/15/25 (Call 11/15/24)	USD	75	80,121
4.75%, 02/15/27 (Call 11/15/26)(b)	USD	70	74,179
4.85%, 04/01/24(b)	USD	75	81,523
Rackspace Technology Global Inc., 3.50%, 02/15/28 (Call 02/15/24)(a)	USD	70	67,916
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	USD	75	79,559
4.88%, 03/15/27 (Call 09/15/26)	USD	50	53,303
6.63%, 03/15/25 (Call 09/15/24)	USD	95	107,519
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(a)	USD	90	91,648
6.50%, 09/15/28 (Call 09/15/23)(a)(b)	USD	80	83,424
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/23)(a)	USD	75	82,484

Security		Par (000)	Value

United States (continued)
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(b)	USD	95	$94,525
5.00%, 03/15/23 (Call 12/15/22)(b)	USD	90	92,025
8.25%, 01/15/29 (Call 01/15/24)(a)(b)	USD	55	59,741
9.25%, 02/01/26 (Call 02/01/22)	USD	85	93,300
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)	USD	50	52,000
5.75%, 01/15/29 (Call 01/15/24)(a)	USD	105	108,494
7.63%, 06/15/25 (Call 06/15/22)(a)	USD	90	98,381
9.38%, 04/01/27 (Call 04/01/22)(a)	USD	65	72,996
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)	USD	180	195,019
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 4.00%, 10/15/27 (Call 10/15/23)(a)(b)	USD	125	123,594
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)	USD	65	64,513
4.75%, 10/15/27 (Call 10/15/22)(b)	USD	105	107,887
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/22)(a)	USD	77	79,888
8.00%, 11/15/26 (Call 01/15/23)(a)	USD	114	118,346
Rockies Express Pipeline LLC, 4.95%, 07/15/29 (Call 04/15/29)(a)	USD	50	51,035
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(a)	USD	95	99,037
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)(b)	USD	80	87,100
9.25%, 04/15/25 (Call 03/16/25)(a)	USD	90	107,923
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(a)	USD	165	158,065
3.88%, 02/15/27 (Call 02/15/23)(b)	USD	200	204,750
4.88%, 09/01/24 (Call 06/01/21)	USD	140	143,369
Scientific Games International Inc.
3.38%, 02/15/26 (Call 06/01/21)(c)	EUR	100	120,205
5.00%, 10/15/25 (Call 06/01/21)(a)	USD	155	160,050
7.00%, 05/15/28 (Call 05/15/23)(a)(b)	USD	85	91,624
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	USD	65	71,738
8.25%, 03/15/26 (Call 03/15/22)(a)	USD	135	145,749
8.63%, 07/01/25 (Call 07/01/22)(a)	USD	60	65,550
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(a)	USD	100	99,750
6.63%, 05/01/29 (Call 05/01/24)(a)(b)	USD	34	33,481
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/31 (Call 04/01/26)(a)	USD	45	44,519
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(a)	USD	70	69,563
5.38%, 01/15/31 (Call 01/15/26)(a)	USD	70	70,981
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)(a)	USD	50	48,180
3.38%, 07/15/31 (Call 01/15/26)(a)	USD	55	52,939
4.09%, 06/01/29 (Call 03/01/29)(a)	USD	50	51,313
4.13%, 01/15/31 (Call 10/15/30)(a)	USD	50	50,688
4.88%, 06/01/27 (Call 03/01/27)	USD	75	83,348
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	USD	55	57,836
4.88%, 12/01/22 (Call 09/01/22)(a)(b)	USD	55	57,829
5.13%, 12/01/24 (Call 09/01/24)(a)	USD	30	32,755
5.25%, 04/01/23 (Call 01/01/23)(a)	USD	50	53,046
5.50%, 09/15/25 (Call 06/15/25)(a)	USD	50	55,391
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)(b)	USD	205	218,093

56	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Sensata Technologies BV, 4.00%, 04/15/29 (Call 04/15/24)(a)	USD	125	$125,775
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	USD	30	29,824
4.38%, 02/15/30 (Call 11/15/29)(a)	USD	55	57,640
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	USD	75	72,659
4.63%, 12/15/27 (Call 12/15/22)(b)	USD	75	79,584
5.13%, 06/01/29 (Call 06/01/24)(b)	USD	100	107,959
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	USD	50	46,340
4.35%, 10/01/24 (Call 09/01/24)	USD	100	99,682
4.38%, 02/15/30 (Call 08/15/29)(b)	USD	50	46,635
4.75%, 10/01/26 (Call 08/01/26)	USD	50	48,594
4.95%, 02/15/27 (Call 08/15/26)(b)	USD	25	24,492
4.95%, 10/01/29 (Call 07/01/29)	USD	50	48,438
5.50%, 12/15/27 (Call 09/15/27)	USD	65	68,615
7.50%, 09/15/25 (Call 06/15/25)	USD	90	102,038
Signature Aviation U.S. Holdings Inc.
4.00%, 03/01/28 (Call 03/01/23)(a)	USD	80	80,801
5.38%, 05/01/26 (Call 06/01/21)(a)	USD	65	66,788
Silgan Holdings Inc., 3.25%, 03/15/25 (Call 06/01/21)	EUR	100	121,222
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)	USD	80	78,000
5.13%, 02/15/27 (Call 08/15/21)(a)(b)	USD	75	74,497
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	USD	65	65,039
Sirius XM Radio Inc.
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	USD	170	170,289
4.63%, 07/15/24 (Call 07/15/21)(a)(b)	USD	190	195,495
5.00%, 08/01/27 (Call 08/01/22)(a)(b)	USD	190	199,262
5.38%, 07/15/26 (Call 07/15/21)(a)(b)	USD	225	232,492
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	USD	155	167,691
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 06/01/21)(a)	USD	125	126,305
5.50%, 04/15/27 (Call 04/15/22)(a)	USD	65	67,290
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)	USD	35	37,769
SM Energy Co., 10.00%, 01/15/25 (Call 06/17/22)(a)	USD	205	233,302
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 05/11/21)(a)	USD	230	236,900
Southwestern Energy Co.
6.45%, 01/23/25 (Call 10/23/24)(b)	USD	115	124,200
7.50%, 04/01/26 (Call 06/01/21)	USD	80	84,616
7.75%, 10/01/27 (Call 10/01/22)	USD	40	43,050
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(a)(b)	USD	55	53,907
4.00%, 10/01/26 (Call 10/01/21)(c)	EUR	100	123,083
5.75%, 07/15/25 (Call 06/01/21)	USD	66	67,878
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(b)	USD	75	73,515
5.50%, 01/15/25 (Call 10/15/22)(a)	USD	15	15,875
7.50%, 04/15/25 (Call 04/15/22)(a)	USD	150	160,687
Sprint Communications Inc., 6.00%, 11/15/22	USD	285	304,389
Sprint Corp.
7.13%, 06/15/24	USD	290	335,275
7.63%, 02/15/25 (Call 11/15/24)	USD	190	226,100
7.63%, 03/01/26 (Call 11/01/25)	USD	165	202,397
7.88%, 09/15/23	USD	485	553,293
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)	USD	275	291,878

Security		Par (000)	Value

United States (continued)
Standard Industries Inc./NJ
2.25%, 11/21/26 (Call 08/21/26)(c)	EUR	100	$118,325
3.38%, 01/15/31 (Call 07/15/25)(a)	USD	60	56,175
4.38%, 07/15/30 (Call 07/15/25)(a)	USD	160	160,671
4.75%, 01/15/28 (Call 01/15/23)(a)	USD	175	180,469
5.00%, 02/15/27 (Call 02/15/22)(a)(b)	USD	85	87,656
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(a)	USD	250	259,292
10.75%, 04/15/27 (Call 04/15/22)(a)(b)	USD	125	129,337
Stericycle Inc., 3.88%, 01/15/29 (Call 11/15/23)(a)	USD	10	9,991
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 06/01/21)	USD	75	76,006
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(a)	USD	65	68,643
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)(a)	USD	85	85,706
5.50%, 02/15/26 (Call 06/01/21)	USD	100	103,054
5.88%, 03/15/28 (Call 03/15/23)	USD	50	53,054
6.00%, 04/15/27 (Call 04/15/22)	USD	75	78,679
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/21)	USD	70	58,153
6.63%, 01/15/28 (Call 01/15/23)(a)	USD	85	86,034
7.25%, 05/15/27 (Call 05/15/22)(a)	USD	95	98,064
7.63%, 06/01/28 (Call 06/01/23)(a)	USD	15	15,556
10.50%, 01/15/26 (Call 01/15/22)(a)(b)	USD	75	68,906
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 06/01/21)(a)	USD	60	61,168
5.50%, 01/15/28 (Call 01/15/23)(a)	USD	95	94,504
6.00%, 03/01/27 (Call 03/01/23)(a)	USD	55	55,809
6.00%, 12/31/30 (Call 12/31/25)(a)	USD	65	65,362
7.50%, 10/01/25 (Call 10/01/22)(a)	USD	50	54,634
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)(a)	USD	110	107,937
4.25%, 11/15/23 (Call 05/17/21)	USD	75	75,188
4.88%, 02/01/31 (Call 02/01/26)(a)	USD	100	104,935
5.00%, 01/15/28 (Call 01/15/23)	USD	90	94,767
5.38%, 02/01/27 (Call 02/01/22)	USD	65	67,836
5.50%, 03/01/30 (Call 03/01/25)(b)	USD	100	108,240
5.88%, 04/15/26 (Call 06/01/21)(b)	USD	125	130,937
6.50%, 07/15/27 (Call 07/15/22)	USD	95	103,490
6.88%, 01/15/29 (Call 01/15/24)	USD	50	56,097
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)	USD	75	82,622
5.75%, 01/15/28 (Call 10/15/27)(a)	USD	55	62,055
5.88%, 06/15/27 (Call 03/15/27)(a)(b)	USD	65	73,775
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(b)	USD	100	102,047
4.75%, 03/15/26 (Call 03/15/23)(a)	USD	30	31,925
5.00%, 09/15/29 (Call 09/15/24)	USD	145	150,481
Teleflex Inc., 4.25%, 06/01/28 (Call 06/01/23)(a)	USD	110	113,470
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25 (Call 05/11/21)(a)	USD	125	127,729
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 06/01/21)	USD	235	238,548
4.63%, 09/01/24 (Call 09/01/21)(a)(b)	USD	75	77,228
4.63%, 06/15/28 (Call 06/15/23)(a)	USD	65	67,161
4.88%, 01/01/26 (Call 03/01/22)(a)	USD	265	275,335
5.13%, 05/01/25 (Call 06/01/21)	USD	175	177,100
5.13%, 11/01/27 (Call 11/01/22)(a)	USD	185	194,276

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
6.13%, 10/01/28 (Call 10/01/23)(a)	USD	250	$264,431
6.25%, 02/01/27 (Call 02/01/22)(a)	USD	210	220,237
6.75%, 06/15/23	USD	185	202,020
7.50%, 04/01/25 (Call 04/01/22)(a)(b)	USD	25	26,961
Tenneco Inc.
5.00%, 07/15/26 (Call 07/15/21)(b)	USD	60	58,050
5.13%, 04/15/29 (Call 04/15/24)(a)	USD	80	79,400
7.88%, 01/15/29 (Call 01/15/24)(a)	USD	60	67,529
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(a)	USD	65	66,942
4.75%, 01/15/30 (Call 01/15/25)(a)	USD	85	88,400
5.00%, 01/31/28 (Call 07/31/27)(a)	USD	75	80,615
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)	USD	105	114,056
Tesla Inc., 5.30%, 08/15/25 (Call 06/01/21)(a)	USD	225	233,010
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)(b)	USD	100	100,625
2.63%, 04/15/26 (Call 04/15/23)	USD	130	132,281
2.63%, 02/15/29 (Call 02/15/24)	USD	120	116,970
2.88%, 02/15/31 (Call 02/15/26)	USD	100	98,200
3.38%, 04/15/29 (Call 04/15/24)	USD	145	147,449
3.50%, 04/15/31 (Call 04/15/26)	USD	117	118,718
4.50%, 02/01/26 (Call 05/11/21)	USD	225	230,625
4.75%, 02/01/28 (Call 02/01/23)	USD	190	203,062
5.13%, 04/15/25 (Call 05/11/21)	USD	65	66,118
5.38%, 04/15/27 (Call 04/15/22)	USD	65	68,986
6.00%, 04/15/24 (Call 05/11/21)	USD	125	125,855
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	USD	50	53,375
4.35%, 02/15/28 (Call 11/15/27)	USD	50	54,852
4.38%, 04/15/23 (Call 01/15/23)	USD	25	26,353
4.88%, 03/15/27 (Call 12/15/26)	USD	55	62,448
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)(a)	USD	115	113,397
4.88%, 05/01/29 (Call 05/01/24)(a)	USD	85	83,853
5.50%, 11/15/27 (Call 11/15/22)	USD	335	347,814
6.25%, 03/15/26 (Call 03/15/22)(a)	USD	505	534,669
6.38%, 06/15/26 (Call 06/15/21)	USD	145	150,318
6.50%, 05/15/25 (Call 05/15/21)	USD	95	96,564
7.50%, 03/15/27 (Call 03/15/22)	USD	75	80,388
8.00%, 12/15/25 (Call 04/08/22)(a)	USD	105	114,156
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	USD	72	67,875
Transocean Inc., 11.50%, 01/30/27 (Call 07/30/23)(a)	USD	50	48,216
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)	USD	127	123,678
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(a)	USD	70	67,176
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 05/31/21)(a)	USD	45	44,213
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/31/21)(a)	USD	48	46,191
Travel & Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)	USD	138	142,633
6.00%, 04/01/27 (Call 01/01/27)	USD	50	55,924
6.63%, 07/31/26 (Call 04/30/26)(a)	USD	35	40,119
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	USD	50	55,799
Triumph Group Inc.
6.25%, 09/15/24 (Call 06/01/21)(a)	USD	50	50,594
7.75%, 08/15/25 (Call 06/01/21)(b)	USD	67	66,528

Security		Par (000)	Value

United States (continued)
8.88%, 06/01/24 (Call 02/01/23)(a)	USD	43	$47,838
Tronox Inc.
4.63%, 03/15/29 (Call 03/15/24)(a)	USD	130	132,925
6.50%, 05/01/25 (Call 05/01/22)(a)	USD	60	64,050
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)(b)	USD	65	66,090
3.88%, 03/15/31 (Call 03/15/26)	USD	45	46,181
U.S. Foods Inc.
4.75%, 02/15/29 (Call 02/15/24)(a)	USD	105	106,232
6.25%, 04/15/25 (Call 04/15/22)(a)	USD	135	143,559
U.S. Steel Corp.
6.25%, 03/15/26 (Call 06/01/21)	USD	80	81,800
6.88%, 08/15/25 (Call 06/01/21)	USD	95	97,483
6.88%, 03/01/29 (Call 03/01/24)	USD	90	93,938
Uber Technologies Inc.
6.25%, 01/15/28 (Call 09/15/23)(a)(b)	USD	50	54,333
7.50%, 05/15/25 (Call 05/15/22)(a)	USD	115	124,344
7.50%, 09/15/27 (Call 09/15/22)(a)	USD	150	165,720
8.00%, 11/01/26 (Call 11/01/21)(a)	USD	165	178,509
UGI International LLC, 3.25%, 11/01/25 (Call 11/01/21)(c)	EUR	100	122,806
United Airlines Holdings Inc., 4.25%, 10/01/22	USD	50	51,079
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	USD	169	175,375
4.63%, 04/15/29 (Call 10/15/28)(a)	USD	215	223,428
United Rentals North America Inc.
3.88%, 02/15/31 (Call 08/15/25)	USD	125	125,719
4.00%, 07/15/30 (Call 07/15/25)	USD	95	97,430
4.88%, 01/15/28 (Call 01/15/23)	USD	135	142,653
5.25%, 01/15/30 (Call 01/15/25)(b)	USD	75	82,031
5.50%, 05/15/27 (Call 05/15/22)	USD	125	133,094
5.88%, 09/15/26 (Call 09/15/21)	USD	125	130,807
United Wholesale Mortgage LLC, 5.50%, 04/15/29 (Call 04/15/24)(a)	USD	90	88,169
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 06/01/21)(a)	USD	100	103,240
7.88%, 02/15/25 (Call 02/15/22)(a)	USD	235	253,212
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)	USD	55	54,794
6.00%, 04/15/23 (Call 05/06/21)(a)(b)	USD	70	71,109
6.50%, 02/15/29 (Call 02/15/24)(a)	USD	120	119,601
Univision Communications Inc.
5.13%, 02/15/25 (Call 05/11/21)(a)(b)	USD	185	188,305
6.63%, 06/01/27 (Call 06/01/23)(a)	USD	190	205,889
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 06/01/21)	USD	115	120,514
6.88%, 09/01/27 (Call 09/01/22)	USD	70	73,675
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)	USD	65	63,538
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	USD	85	86,913
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	USD	110	110,715
10.50%, 11/01/26 (Call 11/01/21)(a)	USD	70	74,091
Vericast Corp., 8.38%, 08/15/22 (Call 06/01/21)(a)	USD	100	101,800
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 09/01/21)(a)	USD	340	352,750
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)	USD	140	149,100

58	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
ViacomCBS Inc.
5.88%, 02/28/57 (Call 02/28/22)(e)	USD	105	$107,441
6.25%, 02/28/57 (Call 02/28/27)(b)(e)	USD	80	89,449
ViaSat Inc.
5.63%, 09/15/25 (Call 05/11/21)(a)	USD	90	92,025
5.63%, 04/15/27 (Call 04/15/22)(a)(b)	USD	75	78,755
6.50%, 07/15/28 (Call 07/15/23)(a)	USD	30	31,700
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(a)	USD	100	102,356
3.75%, 02/15/27 (Call 02/15/23)(a)(b)	USD	70	70,475
4.13%, 08/15/30 (Call 02/15/25)(a)	USD	125	127,110
4.25%, 12/01/26 (Call 12/01/22)(a)	USD	125	129,062
4.63%, 12/01/29 (Call 12/01/24)(a)	USD	125	129,756
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)(a)	USD	105	102,900
13.00%, 05/15/25 (Call 05/15/22)(a)	USD	90	105,232
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 07/31/22)(a)	USD	155	160,585
5.50%, 09/01/26 (Call 09/01/21)(a)(b)	USD	100	103,375
5.63%, 02/15/27 (Call 02/15/22)(a)	USD	145	150,974
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)(b)	USD	85	86,700
Weatherford International Ltd., 11.00%, 12/01/24 (Call 12/01/21)(a)	USD	240	236,400
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/22)(a)	USD	80	86,530
7.25%, 06/15/28 (Call 06/15/23)(a)	USD	205	227,268
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	USD	240	265,950
Western Midstream Operating LP 3.95%, 06/01/25 (Call 03/01/25)	USD	50	52,000
4.35%, 02/01/25 (Call 01/01/25)	USD	125	131,719
4.50%, 03/01/28 (Call 12/01/27)	USD	50	53,125
4.65%, 07/01/26 (Call 04/01/26)	USD	50	53,375
4.75%, 08/15/28 (Call 05/15/28)	USD	50	53,625
5.30%, 02/01/30 (Call 11/01/29)(b)	USD	150	163,594
William Carter Co. (The)
5.50%, 05/15/25 (Call 05/15/22)(a)	USD	90	95,401
5.63%, 03/15/27 (Call 03/15/22)(a)	USD	75	79,057
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	USD	55	56,100
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)(b)	USD	155	161,607
WMG Acquisition Corp.
2.75%, 07/15/28 (Call 07/15/23)(c)	EUR	100	122,906
3.00%, 02/15/31 (Call 02/15/26)(a)	USD	40	37,550
Wolverine Escrow LLC
8.50%, 11/15/24 (Call 11/15/21)(a)	USD	74	72,934
9.00%, 11/15/26 (Call 11/15/22)(a)	USD	114	112,773
13.13%, 11/15/27 (Call 11/15/22)(a)(b)	USD	40	33,893
WPX Energy Inc.
4.50%, 01/15/30 (Call 01/15/25)	USD	65	70,021
5.25%, 09/15/24 (Call 06/15/24)	USD	80	88,720
5.25%, 10/15/27 (Call 10/15/22)	USD	59	63,065
5.75%, 06/01/26 (Call 06/01/21)	USD	65	68,070
5.88%, 06/15/28 (Call 06/15/23)	USD	8	8,819
WR Grace & Co.-Conn, 4.88%, 06/15/27 (Call 06/15/23)(a)	USD	120	125,100
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)	USD	65	66,747
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	USD	130	137,892
5.50%, 03/01/25 (Call 12/01/24)(a)	USD	225	240,165

Security		Par/ Shares (000)	Value

United States (continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)	USD	100	$103,375
7.75%, 04/15/25 (Call 04/15/22)(a)	USD	100	108,023
Xerox Corp., 4.38%, 03/15/23 (Call 02/15/23)	USD	175	183,575
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)	USD	75	78,778
5.50%, 08/15/28 (Call 07/15/28)(a)	USD	65	67,925
XPO Logistics Inc.
6.13%, 09/01/23 (Call 06/01/21)(a)	USD	65	65,829
6.25%, 05/01/25 (Call 05/01/22)(a)	USD	125	133,906
6.75%, 08/15/24 (Call 08/15/21)(a)	USD	125	131,201
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	USD	110	108,453
4.63%, 01/31/32 (Call 10/01/26)	USD	95	99,294
4.75%, 01/15/30 (Call 10/15/29)(a)	USD	125	134,219
7.75%, 04/01/25 (Call 04/01/22)(a)	USD	60	65,550
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 06/01/21)(a)	USD	155	153,915
6.13%, 03/01/28 (Call 03/01/23)(a)	USD	140	144,476

			122,566,850

Total Corporate Bonds & Notes — 98.4% (Cost: $175,792,591)			184,181,147

Common Stocks

United States — 0.0%
SM Energy Co.		5	77,657

Total Common Stocks — 0.0% (Cost: $21,104)			77,657

Short-Term Investments

Money Market Funds — 10.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(f)(g)(h)		19,255	19,264,470
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)		1,040	1,040,000

			20,304,470

Total Short-Term Investments — 10.9% (Cost: $20,301,831)			20,304,470

Total Investments in Securities — 109.3% (Cost: $196,115,526)			204,563,274

Other Assets, Less Liabilities — (9.3)%			(17,393,936)

Net Assets — 100.0%			$187,169,338

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Perpetual security with no stated maturity date.
(e)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® US & Intl High Yield Corp Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$11,552,610	$7,715,001	(a)	$—		$(1,407)	$(1,734)	$19,264,470	19,255	$21,023	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,600,000	—		(1,560,000	)(a)	—	—	1,040,000	1,040	295		—

						$(1,407)	$(1,734)	$20,304,470		$21,318		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$184,181,147	$—	$184,181,147
Common Stocks	77,657	—	—	77,657
Money Market Funds	20,304,470	—	—	20,304,470

	$20,382,127	$184,181,147	$—	$204,563,274

See notes to financial statements.

60	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

April 30, 2021

	iShares International High Yield Bond ETF	iShares J.P. Morgan EM Corporate Bond ETF	iShares J.P. Morgan EM High Yield Bond ETF	iShares J.P. Morgan EM Local Currency Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$66,622,707	$343,677,109	$398,847,240	$473,846,933
Affiliated(c)	20,000	29,187,069	35,565,504	420,000
Cash	6,983	6,713	14,529	1,938
Foreign currency, at value(d)	1,246,151	—	—	2,723,371
Receivables:
Investments sold	899,765	2,305,112	5,053,614	721,137
Securities lending income — Affiliated	—	5,582	15,028	—
Capital shares sold	271,855	5,415,440	380,172	576,738
Dividends	—	40	51	2,648
Interest	770,774	3,484,944	5,508,914	8,895,561

Total assets	69,838,235	384,082,009	445,385,052	487,188,326

LIABILITIES
Collateral on securities loaned, at value	—	24,803,458	30,129,708	—
Deferred foreign capital gain tax	—	—	—	243,051
Payables:
Investments purchased	1,911,988	9,654,635	6,878,703	2,481,874
Investment advisory fees	20,777	138,192	163,377	116,679

Total liabilities	1,932,765	34,596,285	37,171,788	2,841,604

NET ASSETS	$67,905,470	$349,485,724	$408,213,264	$484,346,722

NET ASSETS CONSIST OF:
Paid-in capital	$69,085,650	$347,145,297	$469,615,676	$523,660,825
Accumulated earnings (loss)	(1,180,180)	2,340,427	(61,402,412)	(39,314,103)

NET ASSETS	$67,905,470	$349,485,724	$408,213,264	$484,346,722

Shares outstanding	1,200,000	6,750,000	9,050,000	11,200,000

Net asset value	$56.59	$51.78	$45.11	$43.25

Shares authorized	500 million	500 million	500 million	500 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$—	$21,831,448	$28,208,434	$—
(b) Investments, at cost — Unaffiliated	$63,275,551	$339,527,661	$402,190,058	$489,298,296
(c) Investments, at cost — Affiliated	$20,000	$29,181,896	$35,567,936	$420,000
(d) Foreign currency, at cost	$1,229,785	$—	$—	$2,732,675

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	61

Statements of Assets and Liabilities (unaudited) (continued)

April 30, 2021

iShares US & Intl High Yield Corp Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$184,258,804
Affiliated(c)	20,304,470
Cash	2,385
Foreign currency, at value(d)	980,343
Receivables:
Investments sold	1,620,534
Securities lending income — Affiliated	3,696
Dividends	71
Interest	2,417,538

Total assets	209,587,841

LIABILITIES
Collateral on securities loaned, at value	19,260,200
Payables:
Investments purchased	3,097,072
Investment advisory fees	61,231

Total liabilities	22,418,503

NET ASSETS	$187,169,338

NET ASSETS CONSIST OF:
Paid-in capital	$187,149,767
Accumulated earnings	19,571

NET ASSETS	$187,169,338

Shares outstanding	3,700,000

Net asset value	$50.59

Shares authorized	500 million

Par value	$0.001

(a) Securities loaned, at value	$18,591,006
(b) Investments, at cost — Unaffiliated	$175,813,695
(c) Investments, at cost — Affiliated	$20,301,831
(d) Foreign currency, at cost	$956,292

See notes to financial statements.

62	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended April 30, 2021

	iShares International High Yield Bond ETF	iShares J.P. Morgan EM Corporate Bond ETF	iShares J.P. Morgan EM High Yield Bond ETF	iShares J.P. Morgan EM Local Currency Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$5	$262	$444	$198
Interest — Unaffiliated	826,388	5,472,323	10,415,612	12,779,998
Securities lending income — Affiliated — net	—	31,198	50,698	—
Other income — Unaffiliated	9,992	4,250	4,200	—
Foreign taxes withheld	—	(25)	(72)	(231,709)

Total investment income	836,385	5,508,008	10,470,882	12,548,487

EXPENSES
Investment advisory fees	108,943	686,330	870,127	748,909
Commitment fees	—	—	—	6,677
Miscellaneous	173	173	173	4,978

Total expenses	109,116	686,503	870,300	760,564

Less:
Investment advisory fees waived	—	—	(32,907)	—

Total expenses after fees waived	109,116	686,503	837,393	760,564

Net investment income	727,269	4,821,505	9,633,489	11,787,923

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(62,224)	(445,615)	(5,484,157)	(3,158,567)
Investments — Affiliated	—	(1,272)	(4,481)	—
In-kind redemptions — Unaffiliated	—	—	189,766	5,018,146
Foreign currency transactions	39,434	—	—	254,987

Net realized gain (loss)	(22,790)	(446,887)	(5,298,872)	2,114,566

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	4,268,491	2,053,947	20,186,566	5,725,446
Investments — Affiliated	—	(3,286)	(617)	—
Foreign currency translations	16,731	—	—	77,014

Net change in unrealized appreciation (depreciation)	4,285,222	2,050,661	20,185,949	5,802,460

Net realized and unrealized gain	4,262,432	1,603,774	14,887,077	7,917,026

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,989,701	$6,425,279	$24,520,566	$19,704,949

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$—	$—	$—	$164,980
(b) Net of reduction in deferred foreign capital gain tax of	$—	$—	$—	$199,791

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	63

Statements of Operations (unaudited) (continued)

Six Months Ended April 30, 2021

iShares US & Intl High Yield Corp Bond ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$49
Dividends — Affiliated	295
Interest — Unaffiliated	4,258,397
Securities lending income — Affiliated — net	21,023
Other income — Unaffiliated	6,700

Total investment income	4,286,464

EXPENSES
Investment advisory fees	367,951
Miscellaneous	173

Total expenses	368,124

Net investment income	3,918,340

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	862,521
Investments — Affiliated	(1,407)
Foreign currency transactions	21,256

Net realized gain	882,370

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	9,845,811
Investments — Affiliated	(1,734)
Foreign currency translations	28,314

Net change in unrealized appreciation (depreciation)	9,872,391

Net realized and unrealized gain	10,754,761

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,673,101

See notes to financial statements.

64	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares International High Yield Bond ETF		iShares J.P. Morgan EM Corporate Bond ETF

	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$727,269	$1,257,138	$4,821,505	$7,551,999
Net realized loss	(22,790)	(1,331,686)	(446,887)	(4,735,907)
Net change in unrealized appreciation (depreciation)	4,285,222	1,384,418	2,050,661	(1,354,795)

Net increase in net assets resulting from operations	4,989,701	1,309,870	6,425,279	1,461,297

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(736,269)	(495,118)	(4,712,669)	(7,540,091)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	16,901,852	5,097,119	133,041,643	54,125,456

NET ASSETS
Total increase in net assets	21,155,284	5,911,871	134,754,253	48,046,662
Beginning of period	46,750,186	40,838,315	214,731,471	166,684,809

End of period	$67,905,470	$46,750,186	$349,485,724	$214,731,471

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	65

Statements of Changes in Net Assets (continued)

	iShares J.P. Morgan EM High Yield Bond ETF		iShares J.P. Morgan EM Local Currency Bond ETF

	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$9,633,489	$19,523,615	$11,787,923	$24,939,525
Net realized gain (loss)	(5,298,872)	(40,926,249)	2,114,566	(56,186,070)
Net change in unrealized appreciation (depreciation)	20,185,949	(7,708,895)	5,802,460	5,560,533

Net increase (decrease) in net assets resulting from operations	24,520,566	(29,111,529)	19,704,949	(25,686,012)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(10,405,908)	(19,949,771)	—	(24,281,359)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	90,514,579	19,267,173	(35,458,678)	13,989,851

NET ASSETS
Total increase (decrease) in net assets	104,629,237	(29,794,127)	(15,753,729)	(35,977,520)
Beginning of period	303,584,027	333,378,154	500,100,451	536,077,971

End of period	$408,213,264	$303,584,027	$484,346,722	$500,100,451

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

66	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares
	US & Intl High Yield Corp Bond ETF

	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,918,340	$7,844,089
Net realized gain (loss)	882,370	(7,432,624)
Net change in unrealized appreciation (depreciation)	9,872,391	(56,278)

Net increase in net assets resulting from operations	14,673,101	355,187

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,354,796)	(7,407,517)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	7,603,062

NET ASSETS
Total increase in net assets	10,318,305	550,732
Beginning of period	176,851,033	176,300,301

End of period	$187,169,338	$176,851,033

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	67

Financial Highlights

(For a share outstanding throughout each period)

	iShares International High Yield Bond ETF

	Six Months Ended 04/30/21		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		10/31/20	10/31/19	10/31/18	10/31/17	10/31/16

Net asset value, beginning of period	$51.94		$51.05	$50.66	$53.04	$46.91	$46.44

Net investment income(a)	0.74		1.42	1.51	1.54	1.77	1.82
Net realized and unrealized gain (loss)(b)	4.73		0.09	0.82	(3.92)	4.85	(0.47)

Net increase (decrease) from investment operations	5.47		1.51	2.33	(2.38)	6.62	1.35

Distributions(c)
From net investment income		(0.82)	(0.62)	(1.94)	—	(0.40)	(0.26)
Return of capital	—		—	—	—	(0.09)	(0.62)

Total distributions		(0.82)	(0.62)	(1.94)	—	(0.49)	(0.88)

Net asset value, end of period	$56.59		$51.94	$51.05	$50.66	$53.04	$46.91

Total Return
Based on net asset value	10.52	%(d)	3.00%	4.85%	(4.49)%	14.21%	2.95%

Ratios to Average Net Assets
Total expenses	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.51%

Total expenses after fees waived	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%

Net investment income	2.67	%(e)	2.85%	3.03%	2.87%	3.62%	3.93%

Supplemental Data
Net assets, end of period (000)	$67,905		$46,750	$40,838	$65,858	$90,160	$154,796

Portfolio turnover rate(f)	21	%(d)	46%	34%	31%	49%	24%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

68	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares J.P. Morgan EM Corporate Bond ETF

	Six Months Ended 04/30/21		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		10/31/20	10/31/19	10/31/18	10/31/17	10/31/16

Net asset value, beginning of period	$51.13		$51.29	$47.68	$51.33	$50.40	$48.21

Net investment income(a)	0.91		2.06	2.25	2.16	2.10	2.19
Net realized and unrealized gain (loss)(b)	0.67		(0.13)	3.61	(3.70)	0.90	2.18

Net increase (decrease) from investment operations	1.58		1.93	5.86	(1.54)	3.00	4.37

Distributions(c)
From net investment income		(0.93)	(2.09)	(2.25)	(2.11)	(2.07)	(2.18)

Total distributions		(0.93)	(2.09)	(2.25)	(2.11)	(2.07)	(2.18)

Net asset value, end of period	$51.78		$51.13	$51.29	$47.68	$51.33	$50.40

Total Return
Based on net asset value	3.10	%(d)	3.94%	12.57%	(3.09)%	6.14%	9.33%

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income	3.51	%(e)	4.08%	4.51%	4.37%	4.16%	4.51%

Supplemental Data
Net assets, end of period (000)	$349,486		$214,731	$166,685	$71,515	$87,269	$32,758

Portfolio turnover rate(f)	8	%(d)	25%	21%	16%	62%	22%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares J.P. Morgan EM High Yield Bond ETF

	Six Months Ended
	04/30/21		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	(unaudited)		10/31/20	10/31/19	10/31/18		10/31/17	10/31/16

Net asset value, beginning of period	$43.06		$46.63	$45.29	$50.60		$49.97	$46.82

Net investment income(a)	1.24		2.52	2.66	2.44		2.87	3.03
Net realized and unrealized gain (loss)(b)	2.18		(3.54)	1.93	(5.40)		0.77	3.25

Net increase (decrease) from investment operations	3.42		(1.02)	4.59	(2.96)		3.64	6.28

Distributions(c)
From net investment income		(1.37)	(2.55)	(3.25)	(2.35)		(3.01)	(3.13)

Total distributions		(1.37)	(2.55)	(3.25)	(2.35)		(3.01)	(3.13)

Net asset value, end of period	$45.11		$43.06	$46.63	$45.29		$50.60	$49.97

Total Return
Based on net asset value	7.98	%(d)	(2.08)%	10.51%	(5.96	)%(e)	7.60%	14.02%

Ratios to Average Net Assets
Total expenses	0.50	%(f)	0.50%	0.50%	0.50%		0.50%	0.50%

Total expenses after fees waived	0.48	%(f)	0.48%	0.50%	0.50%		0.50%	0.50%

Net investment income	5.54	%(f)	5.75%	5.75%	5.11%		5.73%	6.35%

Supplemental Data
Net assets, end of period (000)	$408,213		$303,584	$333,378	$398,541		$624,867	$107,431

Portfolio turnover rate(g)	13	%(d)	65%	32%	19%		25%	29%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

70	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares J.P. Morgan EM Local Currency Bond ETF

	Six Months Ended 04/30/21		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		10/31/20	10/31/19	10/31/18	10/31/17	10/31/16

Net asset value, beginning of period	$41.68		$45.43	$43.24	$46.85	$45.14	$41.31

Net investment income(a)	1.03		2.29	3.09	2.87	2.29	1.94
Net realized and unrealized gain (loss)(b)	0.54		(4.11)	0.59	(6.48)	(0.58)	1.89

Net increase (decrease) from investment operations	1.57		(1.82)	3.68	(3.61)	1.71	3.83

Distributions(c)
From net investment income	—		(1.93)	(1.49)	—	—	—

Total distributions	—		(1.93)	(1.49)	—	—	—

Net asset value, end of period	$43.25		$41.68	$45.43	$43.24	$46.85	$45.14

Total Return
Based on net asset value	3.79	%(d)	(4.20)%	8.75%	(7.71)%	3.79%	9.06	%(e)

Ratios to Average Net Assets
Total expenses	0.30	%(f)	0.30%	0.30%	0.42%	0.50%		0.50%

Total expenses after fees waived	0.30	%(f)	0.30%	0.30%	0.41%	0.50%		0.50%

Net investment income	4.72	%(f)	5.46%	6.95%	6.19%	5.04%		4.56%

Supplemental Data
Net assets, end of period (000)	$484,347		$500,100	$536,078	$423,732	$309,217	$451,410

Portfolio turnover rate(g)	17	%(d)	43%	44%	51%	97%		59%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)

The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the year ended October 31, 2016 was 9.27%.

(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares US & Intl High Yield Corp Bond ETF

	Six Months Ended
	04/30/21		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		10/31/20	10/31/19	10/31/18	10/31/17	10/31/16

Net asset value, beginning of period	$47.80		$48.97	$48.03	$50.98	$48.77	$47.57

Net investment income(a)	1.06		2.21	2.42	2.46	2.45	2.55
Net realized and unrealized gain (loss)(b)	2.91		(1.27)	1.17	(2.80)	2.08	0.57

Net increase (decrease) from investment operations	3.97		0.94	3.59	(0.34)	4.53	3.12

Distributions(c)
From net investment income		(1.18)	(2.11)	(2.65)	(2.61)	(2.32)	(1.92)

Total distributions		(1.18)	(2.11)	(2.65)	(2.61)	(2.32)	(1.92)

Net asset value, end of period	$50.59		$47.80	$48.97	$48.03	$50.98	$48.77

Total Return
Based on net asset value	8.37	%(d)	2.04%	7.74%	(0.71)%	9.58%	6.82%

Ratios to Average Net Assets
Total expenses	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.51%

Total expenses after fees waived	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%

Net investment income	4.26	%(e)	4.65%	5.02%	4.95%	4.93%	5.44%

Supplemental Data
Net assets, end of period (000)	$187,169		$176,851	$176,300	$211,353	$214,103	$97,547

Portfolio turnover rate(f)	16	%(d)	33%	24%	20%	22%	24%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

72	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

International High Yield Bond	Diversified
J.P. Morgan EM Corporate Bond	Diversified
J.P. Morgan EM High Yield Bond	Non-diversified
J.P. Morgan EM Local Currency Bond	Non-diversified
US & Intl High Yield Corp Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2021, if any, are disclosed in the statement of assets and liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

74	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

J.P. Morgan EM Corporate Bond
Barclays Bank PLC	$1,934,292	$1,934,292		$—	$—
Barclays Capital Inc.	2,379,614	2,379,614		—	—
BofA Securities, Inc.	1,763,528	1,763,528		—	—
Citigroup Global Markets Inc.	2,493,800	2,493,800		—	—
Credit Suisse Securities (USA) LLC	792,044	792,044		—	—
HSBC Securities (USA) Inc.	969,818	969,818		—	—
Jefferies LLC	2,810,725	2,810,725		—	—
JPMorgan Securities LLC	3,204,015	3,204,015		—	—
Morgan Stanley & Co. LLC	410,621	410,621		—	—
Nomura Securities International Inc.	210,686	210,686		—	—
Pershing LLC	893,933	893,933		—	—
Scotia Capital (USA) Inc.	512,908	512,908		—	—
UBS AG	751,138	751,138		—	—
Wells Fargo Securities LLC	2,704,326	2,704,326		—	—

	$21,831,448	$21,831,448		$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	75

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securitieson Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

J.P. Morgan EM High Yield Bond
BARCLAYS BANK PLC	$4,449,263	$4,449,263		$—	$—
BNP PARIBAS PRIME BROKERAGE INTERNATIONAL LIMITED	2,598,907	2,598,907		—	—
BofA Securities, Inc.	3,653,660	3,653,660		—	—
Citigroup Global Markets Inc.	4,211,587	4,211,587		—	—
Credit Suisse Securities (USA) LLC	2,445,254	2,427,132		—	(18,122	)(b)
Goldman Sachs & Co.	1,497,308	1,497,308		—	—
Jefferies LLC	4,321,661	4,321,661		—	—
Morgan Stanley & Co. LLC	4,278,653	4,278,653		—	—
Nomura Securities International Inc.	321,301	321,301		—	—
Pershing LLC	207,195	207,195		—	—
UBS AG	1,952	1,952		—	—
Wells Fargo Securities LLC	221,693	221,693		—	—

	$28,208,434	$28,190,312		$—	$(18,122)

US & Intl High Yield Corp Bond
Barclays Bank PLC	$1,974,241	$1,974,241		$—	$—
Barclays Capital Inc.	619,541	619,541		—	—
BNP Paribas Prime Brokerage International Ltd.	2,110,152	2,110,152		—	—
BofA Securities, Inc.	212,054	212,054		—	—
Citadel Clearing LLC	268,866	268,866		—	—
Citigroup Global Markets Inc.	347,231	347,231		—	—
Credit Suisse Securities (USA) LLC	928,280	928,280		—	—
Goldman Sachs & Co.	3,972,382	3,972,382		—	—
JPMorgan Securities LLC	3,698,989	3,698,989		—	—
Morgan Stanley & Co. LLC	2,605,720	2,605,720		—	—
RBC Capital Markets LLC	1,551,449	1,551,449		—	—
Wells Fargo Bank, National Association	69,763	69,763		—	—
Wells Fargo Securities LLC	232,338	232,338		—	—

	$18,591,006	$18,591,006		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

The market value of the loaned securities is determined as of April 30, 2021. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

International High Yield Bond	0.40%
J.P. Morgan EM Corporate Bond	0.50
J.P. Morgan EM High Yield Bond	0.50
J.P. Morgan EM Local Currency Bond	0.30
US & Intl High Yield Corp Bond	0.40

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Notes to Financial Statements (unaudited) (continued)

Expense Waivers: BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). For the iShares J.P. Morgan EM High Yield Bond ETF, BFA had elected to implement a voluntary fee waiver at an annual rate of 0.03% through March 1, 2021. The voluntary waiver was discontinued after March 1, 2021.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

J.P. Morgan EM High Yield Bond	$32,907

Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of BFA, under which BFA pays BIL for services it provides to the iShares International High Yield Bond ETF, iShares J.P. Morgan EM Corporate Bond ETF, iShares J.P. Morgan EM High Yield Bond ETF, iShares J.P. Morgan EM Local Currency Bond ETF and iShares US & Intl High Yield Corp Bond ETF. BFA has entered into a separate sub-advisory agreement with BlackRock (Singapore) Limited (“BRS”, together with BlackRock International Limited, the “Sub-Advisers”), both affiliates of BFA, under which BFA pays BRS for services it provides to the iShares J.P. Morgan EM Local Currency Bond ETF.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended April 30, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

J.P. Morgan EM Corporate Bond	$10,721
J.P. Morgan EM High Yield Bond	15,233
US & Intl High Yield Corp Bond	7,686

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

J.P. Morgan EM Corporate Bond	$654,483	$—	$—
J.P. Morgan EM High Yield Bond	—	2,052,878	(116,781)
US & Intl High Yield Corp Bond	108,254	1,913,049	133,602

N O T E S T O F I N A N C I A L S T A T E M E N T S	77

Notes to Financial Statements (unaudited) (continued)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

International High Yield Bond	$11,993,507	$11,142,023
J.P. Morgan EM Corporate Bond	27,106,790	21,885,227
J.P. Morgan EM High Yield Bond	43,421,832	44,063,446
J.P. Morgan EM Local Currency Bond	98,395,818	84,637,521
US & Intl High Yield Corp Bond	30,481,229	28,683,261

For the six months ended April 30, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

International High Yield Bond	$16,340,640	$—
J.P. Morgan EM Corporate Bond	125,881,608	—
J.P. Morgan EM High Yield Bond	93,809,829	6,372,019
J.P. Morgan EM Local Currency Bond	19,017,387	57,513,095

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

International High Yield Bond	$4,965,224
J.P. Morgan EM Corporate Bond	1,922,780
J.P. Morgan EM High Yield Bond	52,370,224
J.P. Morgan EM Local Currency Bond	29,257,942
US & Intl High Yield Corp Bond	9,551,833

As of April 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

International High Yield Bond	$63,419,375	$3,695,208	$(471,876)	$3,223,332
J.P. Morgan EM Corporate Bond	369,164,067	7,748,382	(4,048,271)	3,700,111
J.P. Morgan EM High Yield Bond	439,994,275	11,247,164	(16,828,695)	(5,581,531)
J.P. Morgan EM Local Currency Bond	497,961,241	11,006,194	(34,700,502)	(23,694,308)
US & Intl High Yield Corp Bond	196,561,926	9,376,514	(1,375,166)	8,001,348

8.	LINE OF CREDIT

The iShares J.P. Morgan EM Local Currency Bond ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $300 million credit agreement (“Credit Agreement”) with State Street Bank and Trust Company, which expires on July 15, 2021. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Credit Agreement sets specific sub limits on aggregate borrowings based on two tiers of Participating Funds: $300 million with respect to the funds within Tier 1, including the Fund, and $200 million with respect to Tier 2. The Funds may

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Notes to Financial Statements (unaudited) (continued)

borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Credit Agreement. The Credit Agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Credit Agreement.

During the six months ended April 30, 2021, the Fund did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	79

Notes to Financial Statements (unaudited) (continued)

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/21		Year Ended 10/31/20

iShares ETF	Shares	Amount	Shares	Amount

International High Yield Bond
Shares sold	300,000	$16,901,852	100,000	$5,097,119

J.P. Morgan EM Corporate Bond
Shares sold	2,550,000	$133,041,643	1,900,000	$98,149,834
Shares redeemed	—	—	(950,000)	(44,024,378)

Net increase	2,550,000	$133,041,643	950,000	$54,125,456

J.P. Morgan EM High Yield Bond
Shares sold	2,150,000	$97,146,348	3,450,000	$163,260,074
Shares redeemed	(150,000)	(6,631,769)	(3,550,000)	(143,992,901)

Net increase (decrease)	2,000,000	$90,514,579	(100,000)	$19,267,173

J.P. Morgan EM Local Currency Bond
Shares sold	1,600,000	$70,559,755	4,400,000	$185,174,171
Shares redeemed	(2,400,000)	(106,018,433)	(4,200,000)	(171,184,320)

Net increase (decrease)	(800,000)	$(35,458,678)	200,000	$13,989,851

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Notes to Financial Statements (unaudited) (continued)

iShares ETF	Six Months Ended 04/30/21		Year Ended 10/31/20
	Shares	Amount	Shares	Amount

US & Intl High Yield Corp Bond
Shares sold	—	$—	900,000	$43,664,313
Shares redeemed	—	—	(800,000)	(36,061,251)

Net increase	—	$—	100,000	$7,603,062

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	81

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares International High Yield Bond ETF, iShares J.P. Morgan EM Corporate Bond ETF, iShares J.P. Morgan EM High Yield Bond ETF, iShares J.P. Morgan EM Local Currency Bond ETF and iShares US & Intl High Yield Corp Bond ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2021

iShares ETF	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

International High Yield Bond	$0.818077	$—	$—	$0.818077	100%	—%	—%	100%
J.P. Morgan EM Corporate Bond(a)	0.922459	—	0.008863	0.931322	99	—	1	100
J.P. Morgan EM High Yield Bond(a)	1.356999	—	0.014893	1.371892	99	—	1	100
US & Intl High Yield Corp Bond	1.176972	—	—	1.176972	100	—	—	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	83

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

84	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

CAB	Capital Appreciation Bonds

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

Currency Abbreviations

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

CNY	Chinese Yuan

COP	Colombian Peso

CZK	Czech Koruna

DOP	Dominican Peso

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

IDR	Indonesian Rupiah

MXN	Mexican Peso

MYR	Malaysian Ringgit

PEN	Peru Nuevo Sol

PHP	Philippine Peso

PLN	Polish Zloty

RON	Romanian Leu

RUB	New Russian Ruble

THB	Thai Baht

TRY	Turkish Lira

UYU	Uruguayan Peso

ZAR	South African Rand

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	85

Want to know more?

iShares.com   |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by JPMorgan Chase & Co., Markit Indices Limited or Morningstar, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1002-0421

(b) Not Applicable

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a)  (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: July 02, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: July 02, 2021

By:	/s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: July 02, 2021